UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
General Dynamics Corp.	51,000	$3,742,380
L-3 Communications Holdings, Inc.	47,000	3,326,190
Lockheed Martin Corp.	45,000	4,043,700
Northrop Grumman Corp.	61,000	3,725,880
		14,838,150
Airlines — 0.4%
Southwest Airlines Co.	271,000	2,233,040
Beverages — 1.2%
Coca-Cola Enterprises, Inc.	101,000	2,888,600
Dr. Pepper Snapple Group, Inc.	84,000	3,377,640
		6,266,240
Chemicals — 0.7%
CF Industries Holdings, Inc.	20,000	3,653,000
Computers & Peripherals — 5.3%
Apple, Inc. (a)	16,000	9,591,520
Dell, Inc. (a)	237,000	3,934,200
Hewlett-Packard Co.	184,000	4,384,720
Lexmark International, Inc., Class A	45,000	1,495,800
QLogic Corp. (a)	117,000	2,077,920
Seagate Technology Plc	115,000	3,099,250
Western Digital Corp. (a)	83,000	3,435,370
		28,018,780
Construction & Engineering — 0.6%
Chicago Bridge & Iron Co. NV	40,000	1,727,600
Fluor Corp.	26,000	1,561,040
		3,288,640
Consumer Finance — 0.7%
Discover Financial Services, Inc.	110,000	3,667,400
Diversified Consumer Services — 1.0%
Apollo Group, Inc., Class A (a)	66,000	2,550,240
ITT Educational Services, Inc. (a)	39,000	2,579,460
		5,129,700
Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	104,000	4,781,920
Moody's Corp.	9,000	378,900
Wells Fargo & Co.	15,000	512,100
		5,672,920
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	33,000	1,030,590
Verizon Communications, Inc.	153,000	5,849,190
		6,879,780
Electric Utilities — 0.6%
Entergy Corp.	49,000	3,292,800
Electronic Equipment, Instruments & Components — 0.6%
Jabil Circuit, Inc.	128,000	3,215,360
Energy Equipment & Services — 0.6%
Nabors Industries Ltd. (a)	177,000	3,095,730
Food & Staples Retailing — 1.3%
The Kroger Co.	148,000	3,586,040
Safeway, Inc.	166,000	3,354,860
		6,940,900
Food Products — 0.6%
ConAgra Foods, Inc.	118,000	3,098,680
Health Care Equipment & Supplies — 0.7%
Zimmer Holdings, Inc.	58,000	3,728,240
Health Care Providers & Services — 5.4%
Aetna, Inc.	82,000	4,113,120
AmerisourceBergen Corp.	95,000	3,769,600
Cardinal Health, Inc.	86,000	3,707,460
Humana, Inc.	38,000	3,514,240
McKesson Corp.	47,000	4,125,190
UnitedHealth Group, Inc.	88,000	5,186,720
WellPoint, Inc.	51,000	3,763,800
		28,180,130
Hotels, Restaurants & Leisure — 0.7%
Wyndham Worldwide Corp.	83,000	3,860,330
Household Products — 0.2%
The Procter & Gamble Co.	16,000	1,075,360
Independent Power Producers & Energy Traders — 0.9%
The AES Corp. (a)	254,000	3,319,780
NRG Energy, Inc. (a)	92,000	1,441,640
		4,761,420
Industrial Conglomerates — 1.1%
General Electric Co.	84,000	1,685,880
Tyco International Ltd.	73,000	4,101,140
		5,787,020
Insurance — 2.6%
Assurant, Inc.	47,000	1,903,500
Protective Life Corp.	38,000	1,125,560
Prudential Financial, Inc.	64,000	4,056,960
Reinsurance Group of America, Inc.	50,000	2,973,500
Unum Group	142,000	3,476,160
		13,535,680
Internet & Catalog Retail — 0.7%
Expedia, Inc.	105,000	3,511,200
Internet Software & Services — 0.1%
Google, Inc., Class A (a)	1,000	641,240
IT Services — 2.5%
Alliance Data Systems Corp. (a)	27,000	3,400,920
Computer Sciences Corp.	77,000	2,305,380
International Business Machines Corp.	20,000	4,173,000
The Western Union Co.	198,000	3,484,800
		13,364,100
Leisure Equipment & Products — 0.7%
Polaris Industries, Inc.	47,000	3,391,050

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery — 1.3%
AGCO Corp. (a)	69,000	$3,257,490
Parker Hannifin Corp.	41,000	3,466,550
		6,724,040
Media — 2.0%
DISH Network Corp., Class A	105,000	3,457,650
Gannett Co., Inc.	181,000	2,774,730
Time Warner Cable, Inc.	50,000	4,075,000
		10,307,380
Metals & Mining — 0.6%
Alcoa, Inc.	325,000	3,256,500
Multi-Utilities — 0.6%
Ameren Corp.	92,000	2,997,360
Multiline Retail — 1.1%
Dillard's, Inc., Class A	35,000	2,205,700
Nordstrom, Inc.	64,000	3,566,080
		5,771,780
Office Electronics — 0.7%
Xerox Corp.	431,000	3,482,480
Oil, Gas & Consumable Fuels — 9.3%
Apache Corp. (a)	41,000	4,118,040
Chevron Corp.	78,000	8,364,720
ConocoPhillips	77,000	5,852,770
Devon Energy Corp.	55,000	3,911,600
Exxon Mobil Corp.	79,000	6,851,670
HollyFrontier Corp.	96,000	3,086,400
Marathon Oil Corp.	112,000	3,550,400
Marathon Petroleum Corp.	83,000	3,598,880
Murphy Oil Corp.	51,000	2,869,770
Tesoro Corp. (a)	122,000	3,274,480
Valero Energy Corp.	136,000	3,504,720
		48,983,450
Paper & Forest Products — 0.7%
International Paper Co.	102,000	3,580,200
Personal Products — 0.6%
Herbalife Ltd.	49,000	3,372,180
Pharmaceuticals — 4.9%
Abbott Laboratories	90,000	5,516,100
Bristol-Myers Squibb Co.	120,000	4,050,000
Eli Lilly & Co.	108,000	4,349,160
Forest Laboratories, Inc. (a)	106,000	3,677,140
Johnson & Johnson	12,000	791,520
Pfizer, Inc.	331,000	7,500,460
		25,884,380
Software — 2.4%
Microsoft Corp.	275,000	8,868,750
Symantec Corp. (a)	191,000	3,571,700
		12,440,450
Specialty Retail — 2.1%
Best Buy Co., Inc.	126,000	2,983,680
Foot Locker, Inc.	34,000	1,055,700
GameStop Corp., Class A	148,000	3,232,320
Limited Brands, Inc.		73,000	3,504,000
			10,775,700
Tobacco — 1.3%
Philip Morris International, Inc.		79,000	7,000,190
Wireless Telecommunication Services — 0.5%
MetroPCS Communications, Inc. (a)		282,000	2,543,640

Total Common Stocks – 62.5%			328,246,620

Fixed Income Securities
		Par (000)
Asset-Backed Securities
321 Henderson Receivables I LLC (b):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	659	716,865
Series 2010-3A, Class A, 3.82%, 12/15/48		451	450,364
Series 2012-1A, Class A, 4.21%, 2/16/65		270	272,447
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3, 2.84%, 3/01/26		605	597,666
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43 (b)		335	335,000
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class C, 3.19%, 10/12/16		545	562,688
Series 2011-5, Class C, 3.44%, 10/08/17		230	234,554
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		110	109,536
Series 2012-1, Class C, 2.20%, 10/16/17		65	64,714
Series 2012-1, Class D, 3.09%, 8/15/18		85	84,633
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.29%, 1/25/37 (c)		53	52,490
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		620	624,133
DT Auto Owner Trust (b):
Series 2011-2A, Class B, 2.12%, 2/16/16		250	250,211
Series 2011-3A, Class C, 4.03%, 2/15/17		255	255,090

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (b)	USD	165	$166,201
Series 2010-5, Class D, 2.41%, 9/15/15 (b)		85	85,608
Series 2011-2, Class C, 2.37%, 9/15/15		210	210,333
Series 2011-2, Class D, 2.86%, 9/15/15		145	145,219
Series 2012-1, Class B, 1.14%, 1/15/16 (c)		100	100,000
Series 2012-1, Class C, 1.74%, 1/15/16 (c)		250	250,000
Series 2012-1, Class D, 2.34%, 1/15/16 (c)		235	235,000
Series 2012-2, Class B, 2.32%, 1/15/19		130	129,455
Series 2012-2, Class C, 2.86%, 1/15/19		100	99,372
Series 2012-2, Class D, 3.51%, 1/15/19		105	104,346
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	119	160,627
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18	USD	150	149,596
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.54%, 12/25/34 (c)		78	65,986
Nelnet Student Loan Trust (c):
Series 2006-1, Class A5, 0.60%, 8/23/27		285	270,096
Series 2008-3, Class A4, 2.14%, 11/25/24		330	340,147
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.50%, 6/25/35 (c)		231	218,363
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/15/16 (b)(c)		250	250,000
RAAC, Series 2005-SP2, Class 2A, 0.54%, 6/25/44 (c)		524	372,711
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class B, 1.66%, 8/15/16		284	281,372
Series 2011-S1A, Class C, 2.01%, 8/15/16		233	231,276
Series 2011-WO, Class C, 3.19%, 10/15/15		316	315,491
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		430	431,650
Series 2010-2, Class C, 3.89%, 7/17/17		505	513,216
Series 2010-B, Class B, 2.10%, 9/15/14 (b)		360	361,853
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		380	377,650
Series 2011-1, Class D, 4.01%, 2/15/17		250	250,839
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		235	234,840
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)		204	203,948
Series 2012-1, Class B, 2.72%, 5/16/16		135	137,279
Series 2012-1, Class C, 3.78%, 11/15/17		185	189,259
Series 2012-2, Class C, 3.20%, 2/15/18		425	425,926
Series 2012-2, Class D, 3.87%, 2/15/18		265	265,898
Scholar Funding Trust, Series 2011-A, Class A, 1.45%, 10/28/43 (b)(c)		305	293,193
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (c)		386	369,490
Series 2008-5, Class A3, 1.86%, 1/25/18 (c)		195	199,189
Series 2008-5, Class A4, 2.26%, 7/25/23 (c)		195	201,975
Series 2012-A, Class A1, 1.64%, 8/15/25 (b)(c)		189	189,025
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		185	184,375
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 0.54%, 11/25/35 (c)		930	867,796
Structured Asset Investment Loan Trust (c):
Series 2003-BC6, Class M1, 1.37%, 7/25/33		1,000	749,075
Series 2003-BC7, Class M1, 1.37%, 7/25/33		748	575,045
Series 2004-8, Class M4, 1.74%, 9/25/34		102	46,926
Structured Asset Securities Corp. (c):
Series 2004-23XS, Class 2A1, 0.54%, 1/25/35		207	148,450
Series 2005-GEL2, Class A, 0.52%, 4/25/35		61	54,921
Total Asset-Backed Securities – 3.1%			16,063,408

Corporate Bonds
Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		140	149,654
Capital Markets — 0.5%
Credit Suisse AG:
1.63%, 3/06/15 (b)		575	573,634
2.60%, 5/27/16 (b)		350	356,826
5.40%, 1/14/20		120	123,535

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Capital Markets (concluded)
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	1,200	$1,234,488
Morgan Stanley, 5.50%, 7/28/21		580	566,825
			2,855,308
Chemicals — 0.2%
CF Industries, Inc., 7.13%, 5/01/20		435	518,194
The Dow Chemical Co., 4.13%, 11/15/21		200	205,749
Lyondell Chemical Co., 11.00%, 5/01/18		340	375,222
			1,099,165
Commercial Banks — 1.1%
ABN Amro Bank NV, 6.38%, 4/27/21	EUR	100	134,293
CIT Group, Inc., 7.00%, 5/02/17 (b)	USD	50	50,125
Commerzbank AG, 6.38%, 3/22/19	EUR	100	113,524
DnB NOR Boligkreditt, 2.90%, 3/29/17 (b)	USD	1,455	1,503,222
Eksportfinans ASA, 5.50%, 5/25/16		200	195,778
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		760	765,700
HSBC Bank Plc, 3.10%, 5/24/16 (b)		430	438,003
HSBC Holdings Plc, 6.10%, 1/14/42		175	203,617
Sparebanken 1 Boligkreditt (b):
1.25%, 10/25/14		805	809,483
2.30%, 6/30/17		420	418,572
UBS AG, 2.25%, 3/30/17 (b)		420	418,976
Wells Fargo & Co., 3.50%, 3/08/22		580	570,992
			5,622,285
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36		74	68,259
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		190	210,545
SLM Corp., 6.25%, 1/25/16		367	381,680
			592,225
Diversified Financial Services — 1.4%
Bank of America Corp.:
6.50%, 8/01/16		175	192,410
3.88%, 3/22/17		295	296,627
7.63%, 6/01/19		175	201,795
5.70%, 1/24/22		140	148,202
Capital One Financial Corp., 4.75%, 7/15/21		435	457,716
Citigroup, Inc.:
5.00%, 9/15/14		165	170,879
4.59%, 12/15/15		2,030	2,137,793
General Electric Capital Corp.:
0.70%, 4/10/12 (c)		590	590,050
2.13%, 12/21/12		410	415,610
JPMorgan Chase & Co., 3.15%, 7/05/16		610	628,827
JPMorgan Chase Bank NA, Series BKNT:
6.00%, 7/05/17		570	645,924
6.00%, 10/01/17		605	692,248
Reynolds Group Issuer, Inc. (b):
7.88%, 8/15/19		410	440,750
6.88%, 2/15/21		320	331,200
			7,350,031
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 8.13%, 7/01/19 (b)		233	240,572
Verizon Communications, Inc.:
6.10%, 4/15/18		127	152,903
3.50%, 11/01/21		290	296,688
6.40%, 2/15/38		313	379,142
			1,069,305
Electric Utilities — 0.9%
Alabama Power Co., 3.95%, 6/01/21		280	298,426
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		85	112,222
5.95%, 12/15/36		136	146,260
Duke Energy Carolinas LLC, 4.25%, 12/15/41		205	204,541
Florida Power & Light Co., 5.95%, 2/01/38		325	408,535
Georgia Power Co., 3.00%, 4/15/16		445	470,617
Hydro-Quebec:
9.40%, 2/01/21		245	359,114
8.40%, 1/15/22		412	581,388
8.05%, 7/07/24		1,180	1,698,394
Jersey Central Power & Light Co., 7.35%, 2/01/19		135	168,928
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		140	147,782
			4,596,207
Energy Equipment & Services — 0.6%
Ensco Plc:
3.25%, 3/15/16		90	93,893
4.70%, 3/15/21		200	215,776
MEG Energy Corp., 6.50%, 3/15/21 (b)		555	581,363
Noble Holding International Ltd., 5.25%, 3/15/42		175	173,849
Peabody Energy Corp., 6.25%, 11/15/21 (b)		450	441,000
Pride International, Inc., 6.88%, 8/15/20		125	152,433
Transocean, Inc.:
5.05%, 12/15/16		450	481,917
6.50%, 11/15/20		225	251,578

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Energy Equipment & Services (concluded)
Transocean, Inc. (concluded):
6.38%, 12/15/21	USD	855	$962,019
			3,353,828
Food Products — 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		165	199,044
6.50%, 2/09/40		300	369,160
			568,204
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15		723	798,391
Health Care Providers & Services — 0.3%
HCA, Inc.:
6.50%, 2/15/20		475	498,750
7.25%, 9/15/20		215	234,081
Tenet Healthcare Corp.:
6.25%, 11/01/18 (b)		280	289,100
8.88%, 7/01/19		340	380,800
UnitedHealth Group, Inc., 3.38%, 11/15/21		90	92,382
			1,495,113
Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International:
10.38%, 5/15/14		230	260,763
11.13%, 11/15/17		310	350,687
Wyndham Worldwide Corp., 4.25%, 3/01/22		375	367,622
			979,072
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc., 7.60%, 4/01/32		100	130,015
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		655	713,950
			843,965
Insurance — 1.4%
Allianz Finance II BV, 5.75%, 7/08/41 (c)	EUR	300	378,544
American International Group, Inc.:
3.80%, 3/22/17	USD	465	470,839
5.45%, 5/18/17		210	225,758
AXA SA, 5.25%, 4/16/40 (c)	EUR	200	228,224
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (b)	USD	302	288,246
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		200	218,471
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (c)		1,050	997,083
ING Verzekeringen NV, 2.69%, 6/21/21 (c)	EUR	40	49,618
Lincoln National Corp., 7.00%, 6/15/40	USD	180	211,395
Manulife Financial Corp., 3.40%, 9/17/15		400	411,754
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		675	681,255
2.50%, 1/11/13		1,440	1,454,995
5.13%, 6/10/14		375	407,230
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	200	264,221
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	480	521,044
5.38%, 6/21/20		340	380,820
			7,189,497
IT Services — 0.0%
First Data Corp. (b):
7.38%, 6/15/19		115	117,156
8.25%, 1/15/21		45	43,988
			161,144
Machinery — 0.0%
Joy Global, Inc., 5.13%, 10/15/21		125	135,350
Media — 1.2%
CBS Corp.:
4.63%, 5/15/18		90	97,996
8.88%, 5/15/19		155	203,644
5.75%, 4/15/20		140	160,955
CCH II LLC, 13.50%, 11/30/16		550	627,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		111	121,129
Series B, 9.25%, 12/15/17		453	496,601
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		100	144,968
Comcast Corp.:
5.88%, 2/15/18		328	388,177
6.45%, 3/15/37		113	135,241
Cox Communications, Inc., 8.38%, 3/01/39 (b)		623	877,157
CSC Holdings LLC, 8.50%, 4/15/14		169	188,012
DIRECTV Holdings LLC:
6.38%, 3/01/41		258	291,169
5.15%, 3/15/42 (b)		117	113,979
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		208	218,660
NBC Universal Media LLC:
5.15%, 4/30/20		510	577,220
4.38%, 4/01/21		490	524,861
News America, Inc., 6.40%, 12/15/35		15	17,006
Time Warner Cable, Inc.:
5.88%, 11/15/40		235	253,207
5.50%, 9/01/41		290	303,783
Time Warner, Inc.:
4.70%, 1/15/21		110	120,178
6.10%, 7/15/40		70	78,341

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value

Corporate Bonds
Media (concluded)
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	295	$320,444
			6,259,728
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17		95	94,114
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (b)		205	207,102
Novelis, Inc., 8.75%, 12/15/20		345	377,775
			678,991
Multi-Utilities — 0.1%
Dominion Resources, Inc., 1.95%, 8/15/16		365	370,021
Multiline Retail — 0.3%
Dollar General Corp., 11.88%, 7/15/17 (c)		440	477,405
Macy's Retail Holdings, Inc.:
5.90%, 12/01/16		490	562,300
7.45%, 7/15/17		353	428,547
			1,468,252
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		719	828,933
6.38%, 9/15/17		547	649,955
BP Capital Markets Plc, 3.13%, 10/01/15		180	190,254
Consol Energy, Inc.:
8.00%, 4/01/17		154	160,545
8.25%, 4/01/20		116	121,220
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		340	379,950
Enterprise Products Operating LLC:
6.13%, 10/15/39		250	281,538
Series L, 6.30%, 9/15/17		350	412,607
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		235	280,912
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		400	467,168
6.55%, 9/15/40		60	67,200
6.38%, 3/01/41		80	87,808
Kinder Morgan Finance Co., ULC, 5.70%, 1/05/16		295	311,225
Linn Energy LLC, 6.25%, 11/01/19 (b)		375	363,750
Marathon Petroleum Corp., 6.50%, 3/01/41		396	427,775
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		500	583,930
Nexen, Inc., 7.50%, 7/30/39		540	663,040
Petrobras International Finance Co.:
3.88%, 1/27/16		740	778,926
5.75%, 1/20/20		755	836,389
Plains Exploration & Production Co., 10.00%, 3/01/16		65	71,825
Range Resources Corp.:
7.25%, 5/01/18		485	511,675
5.75%, 6/01/21		65	68,250
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (b)		478	439,760
Western Gas Partners LP, 5.38%, 6/01/21		410	439,520
Woodside Finance, Ltd., 4.60%, 5/10/21 (b)		110	114,410
			9,538,565
Paper & Forest Products — 0.1%
International Paper Co.:
7.50%, 8/15/21		25	31,513
4.75%, 2/15/22		240	252,915
6.00%, 11/15/41		255	276,795
			561,223
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		115	116,412
Teva Pharmaceutical Finance II BV/III LLC, 3.00%, 6/15/15		290	305,237
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		285	288,500
			710,149
Real Estate Investment Trusts (REITs) — 0.3%
ERP Operating LP, 4.63%, 12/15/21		290	305,352
Hospitality Properties Trust, 5.63%, 3/15/17		171	182,392
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		165	166,479
Vornado Realty LP, 5.00%, 1/15/22		680	694,790
			1,349,013
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (b)(d)		410	410,000
WEA Finance LLC, 4.63%, 5/10/21 (b)		170	171,971
			581,971
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		571	651,928
Software — 0.1%
Oracle Corp., 5.38%, 7/15/40		235	271,723
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)		240	263,400
Thrifts & Mortgage Finance — 0.1%
Northern Rock Plc, 5.63%, 6/22/17 (b)		200	214,171

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Thrifts & Mortgage Finance (concluded)
Radian Group, Inc., 5.38%, 6/15/15	USD	720	$547,200
			761,371
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 2.38%, 9/08/16		480	485,916
Cricket Communications, Inc., 7.75%, 5/15/16		251	264,805
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		920	1,022,514
MetroPCS Wireless, Inc., 7.88%, 9/01/18		15	15,787
SBA Tower Trust, 5.10%, 4/15/42 (b)		220	237,433
Sprint Capital Corp., 6.88%, 11/15/28		100	76,500
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		520	570,700
			2,673,655
Total Corporate Bonds – 12.4%			65,066,993

Foreign Agency Obligations
Brazilian Government International Bond, 7.13%, 1/20/37		100	137,250
Italy Buoni Poliennali Del Tesoro, 5.00%, 3/01/22	EUR	950	1,254,851
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13	USD	335	338,953
Mexico Government International Bond:
6.38%, 1/16/13		157	163,437
5.63%, 1/15/17		190	219,735
5.13%, 1/15/20		555	636,863
Peruvian Government International Bond, 6.55%, 3/14/37		70	89,180
Poland Government International Bond:
6.38%, 7/15/19		70	81,375
5.13%, 4/21/21		285	304,380
Russia Government International Bond, 7.50%, 3/31/30 (e)		860	1,028,835
Russian Federation, 4.50%, 4/04/22 (b)(f)		200	199,400
South Africa Government International Bond, 5.50%, 3/09/20		300	334,500
Turkey Government International Bond:
7.00%, 3/11/19		140	159,950
5.63%, 3/30/21		220	229,570
6.25%, 9/26/22		200	215,000
Total Foreign Agency Obligations – 1.0%			5,393,279

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.43%, 3/20/47 (c)		2,166	1,160,837
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (c)		232	130,829
Series 2006-0A5, Class 3A1, 0.44%, 4/25/46 (c)		373	237,911
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,088	906,037
Credit Suisse Mortgage Capital Certificates (b)(c):
Series 2011-2R, Class 2A1, 2.69%, 7/27/36		704	675,303
Series 2011-5R, Class 2A1, 2.82%, 8/27/46		521	417,077
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.54%, 8/25/35 (c)		149	128,205
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.04%, 11/25/34 (c)		94	89,288
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		50	48,857
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		51	47,305
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.46%, 2/25/46 (c)		286	111,203
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.93%, 5/25/47 (c)		846	563,569
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.38%, 11/25/36 (c)		1,087	909,195
			5,425,616
Commercial Mortgage-Backed Securities — 3.7%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15 (b)(c)		695	649,783
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41 (c)		1,131	1,154,483
Series 2006-5, Class AAB, 5.38%, 9/10/47		889	929,659
Series 2006-5, Class AM, 5.45%, 9/10/47		60	58,114
Series 2007-1, Class A4, 5.45%, 1/15/49		320	359,939
Series 2007-3, Class A4, 5.84%, 6/10/49 (c)		280	310,937

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (c)	USD	70	$72,775
Series 2007-PW17, Class A3, 5.74%, 6/11/50		590	615,270
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.28%, 12/10/49 (c)		930	1,076,708
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	255,513
DBRR Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (b)(c)		205	228,130
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/05/27 (b)		260	262,789
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3, Class AAB, 4.70%, 12/10/41		1,569	1,635,626
Series 2006-C1, Class AM, 5.29%, 11/10/45 (c)		110	112,290
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (c)		160	136,271
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (c)		905	1,004,276
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (b)		509	529,375
Series 2004-LN2, Class A2, 5.12%, 7/15/41		480	511,476
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (c)		180	185,351
Series 2007-CB18, Class A3, 5.45%, 6/12/47		411	430,915
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (c)		515	555,604
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A, 4.48%, 10/15/29		740	772,517
Series 2006-C4, Class AM, 5.89%, 6/15/38 (c)		80	84,879
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	80,224
Series 2007-C6, Class A4, 5.86%, 7/15/40 (c)		235	265,779
Series 2007-C7, Class A3, 5.87%, 9/15/45 (c)		430	487,141
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		680	743,614
Morgan Stanley, Series 2007-XLC1,
Class A2, 0.56%, 7/17/17		325	305,928
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (b)(c)		270	284,249
Series 2003-IQ4, Class A2, 4.07%, 5/15/40		1,363	1,393,240
Series 2007-HQ12, Class A2FL, 0.49%, 4/12/49 (c)		0.00	0.00
Series 2007-HQ12, Class A2FX, 5.78%, 4/12/49 (c)		384	404,956
Series 2012-C4, Class XA, 2.90%, 3/15/45 (b)(c)		2,445	379,073
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		425	425,000
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (b)(c)		1,010	1,126,622
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42 (c)		1,361	1,377,016
			19,205,522
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Morgan Stanley Reremic Trust (b):
Series 2009-IO, Class B, 11.61%, 7/17/56 (g)		380	333,450
Series 2011-IO, Class A, 2.50%, 3/23/51		166	167,049
			500,499

Total Non-Agency Mortgage-Backed Securities – 4.8%			25,131,637

Taxable Municipal Bonds
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		215	241,079
5.50%, 6/15/43		255	289,499

Total Taxable Municipal Bonds – 0.1%			530,578

US Government Sponsored Agency Securities
Agency Obligations — 0.6%
Fannie Mae:
5.25%, 8/01/12		1,050	1,066,735
4.60%, 10/09/19 (g)		650	502,659
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16		450	512,044

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	8

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value

US Government Sponsored Agency Securities
Agency Obligations (concluded)
Tennessee Valley Authority, 5.25%, 9/15/39	USD	975	$1,169,029
			3,250,467
Collateralized Mortgage Obligations — 0.3%
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K013, Class A2, 3.97%, 1/25/21 (c)		570	620,793
Series K017, Class A2, 2.87%, 12/25/21		1,045	1,048,101
Freddie Mac Mortgage Trust, Series 2012-K706, Class C, 4.02%, 11/25/44 (b)(c)		90	80,734
			1,749,628
Interest Only Collateralized Mortgage Obligations — 0.4%
Freddie Mac Mortgage-Backed Securities, Series K706, Class X1, 1.60%, 10/25/18 (c)		1,395	122,374
Ginnie Mae Mortgage-Backed Securities (c):
Series 2010-146, Class LS, 6.46%, 4/20/39		600	93,687
Series 2010-147, Class SA, 5.93%, 5/20/40		1,709	303,600
Series 2010-20, Class SE, 6.01%, 2/20/40		514	89,805
Series 2010-24, Class BS, 6.19%, 12/20/38		502	76,944
Series 2010-26, Class QS, 6.01%, 2/20/40		4,282	832,120
Series 2010-98, Class YS, 6.36%, 12/20/39		1,835	319,907
Series 2011-80, Class KS, 6.43%, 6/20/41		1,065	184,341
			2,022,778
Mortgage-Backed Securities — 17.8%
Fannie Mae Mortgage-Backed Securities:
6.00%, 12/01/27 - 4/01/42 (h)		14,414	15,884,598
5.50%, 6/01/33 - 4/01/42 (h)		6,177	6,767,427
3.50%, 11/01/26 - 4/01/42 (h)		10,625	10,959,069
5.00%, 9/01/33 - 4/01/42 (h)		4,884	5,284,006
4.00%, 2/01/25 - 4/01/42 (h)		13,275	14,022,985
4.50%, 4/01/27 - 6/01/41 (h)		17,675	18,863,976
4.78%, 8/01/38 (c)		561	597,949
3.31%, 12/01/40 (c)		398	417,802
6.50%, 7/01/37 - 10/01/39		2,305	2,588,636
3.09%, 3/01/41 (c)		241	251,931
3.15%, 3/01/41 (c)		298	310,701
Freddie Mac Mortgage-Backed Securities:
4.00%, 12/01/99 (h)		300	313,031
5.50%, 12/01/99 (h)		100	108,500
4.50%, 12/31/99 (h)		300	317,672
6.00%, 1/01/34		412	460,500
5.00%, 5/01/42 (h)		1,700	1,827,434
3.05%, 2/01/41 (c)		332	346,718
Ginnie Mae Mortgage-Backed Securities:
7.50%, 3/15/32		9	10,307
4.00%, 4/01/42 (h)		2,000	2,146,250
4.50%, 4/01/42 (h)		3,600	3,916,688
5.00%, 4/01/42 (h)		3,900	4,307,062
5.50%, 4/01/42 (h)		1,800	2,011,500
6.00%, 4/01/42 (h)		1,700	1,918,344
			93,633,086
Total US Government Sponsored Agency Securities – 19.1%			100,655,959

US Treasury Obligations
US Treasury Bonds:
8.13%, 5/15/21		1,810	2,738,897
8.13%, 8/15/21		490	745,872
6.25%, 8/15/23 (i)		1,800	2,493,000
3.50%, 2/15/39		3,635	3,776,423
4.38%, 5/15/40		334	401,374
4.75%, 2/15/41		1,679	2,139,938
4.38%, 5/15/41		430	516,941
3.13%, 11/15/41		8,640	8,287,652
3.13%, 2/15/42		1,839	1,762,854
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		900	1,187,284
0.75%, 2/15/42		817	779,176
US Treasury Notes:
0.25%, 1/31/14		725	723,952
0.50%, 8/15/14		595	596,069
0.25%, 2/15/15 (d)		3,805	3,777,650
0.38%, 3/15/15 (d)		1,615	1,608,818
2.50%, 4/30/15		610	646,028
0.88%, 2/28/17 (d)		4,003	3,974,855
1.00%, 3/31/17		3,760	3,752,070
2.25%, 7/31/18		1,275	1,338,152
2.63%, 8/15/20		570	600,949
2.00%, 2/15/22 (d)		6,386	6,263,268
Total US Treasury Obligations – 9.1%			48,111,222
Total Fixed Income Securities – 49.6%			260,953,076

Preferred Securities

Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/01/77 (c)		40	29,400

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Preferred Securities

Capital Trusts (concluded)
Commercial Banks — 0.1%
Barclays Bank Plc, 5.93% (b)(c)(j)	USD	100	$92,500
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (c)		295	293,525
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		125	125,700
			511,725
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		385	387,587
Capital One Financial Corp. Capital V, 10.25%, 8/15/39		125	128,438
			516,025
Insurance — 0.2%
American International Group, Inc., 8.18%, 5/15/68 (c)		105	111,143
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		415	454,425
Swiss Re Capital I LP, 6.85% (b)(c)(j)		300	283,191
XL Group Plc, Series E, 6.50% (c)(j)		315	265,387
			1,114,146
Total Capital Trusts – 0.4%			2,171,296

		Shares
Preferred Stocks
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S I, 8.25% (a)(c)(j)		10,000	13,800
Freddie Mac, Series Z I, 8.38% (a)(c)(j)		10,000	13,900
Total Preferred Stocks – 0.0%			27,700

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		8,773	235,747
Total Preferred Securities – 0.5%			2,434,743
Total Long-Term Investments
(Cost – $547,941,889) – 112.6%			591,634,439

		Contracts
Options Purchased
Exchange-Traded Put Options — 0.0%
Eurodollar Future Option, Strike Price USD 99.00, Expires 5/11/12		119	$31,981

		Notional Amount (000)
Options Purchased
Over-the-Counter Interest-Rate Call Swaptions — 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, Expires 06/01/12, Broker Morgan Stanley Capital Services, Inc.	USD	1,900	2,396
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA		1,900	2,582
			4,978
Over-the-Counter Interest-Rate Put Swaptions — 0.0%
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 07/23/12, Broker Deutsche Bank AG		1,800	16,884
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank		2,100	4,000
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		1,200	51,630
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 06/14/12, Broker Deutsche Bank AG		700	33,392
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG		3,300	29,970
			135,876
Total Options Purchased (Cost – $266,286) – 0.0%			172,835
Total Investments Before TBA Sale Commitments and Options Written
(Cost – $548,208,175 *) – 112.6%			591,807,274

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	10

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

TBA Sale Commitments		Par (000)	Value
Fannie Mae Mortgage-Backed
Securities (h):
5.00%, 5/01/41	USD	300	$(323,531)
4.00% , 12/01/99		10,280	(10,792,281)
5.50% , 5/01/41		6,100	(6,638,750)
4.50% , 12/01/99		9,500	(10,101,954)
6.00%, 12/01/99		3,100	(3,415,328)
3.50%, 12/01/99		6,200	(6,366,625)
Total TBA Sale Commitments – (7.1)%			(37,638,469)

		Notional Amount (000)
Options Written
Over-the-Counter Interest-Rate Call Swaptions — (0.0)%
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		500	(33,805)
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA		1,300	(21,020)
Pay a fixed rate of 2.09% and receive a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		2,400	(47,105)
			(101,930)
Over-the-Counter Interest-Rate Put Swaptions — (0.1)%
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA		3,400	(63,471)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		500	(34,114)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		2,400	(47,518)
Receive a fixed rate of 1.62% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of America NA		1,600	(5,545)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA		2,100	(9,627)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.		3,500	(8,181)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		10,100	(34,106)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA		1,300	(35,394)
Receive a fixed rate of 2.09% and pay a floating rate based on 3-month LIBOR, Expires 01/03/14, Broker Deutsche Bank AG		2,400	(55,906)
			(293,862)
Total Options Written
(Premiums Received – $447,980) – (0.1)%			(395,792)

Total Investments, Net of TBA Sale Commitments and Options Written – 105.4%	553,773,013
Liabilities in Excess of Other Assets – (5.4)%	(28,220,199)
Net Assets – 100.0%	$525,552,814

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$549,536,458
Gross unrealized appreciation	$52,599,364
Gross unrealized depreciation	(10,328,548)
Net unrealized appreciation	$42,270,816
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$199,400	$846
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$(2,769,090)	$(5,301)
Barclays Capital, Inc.	3,715,735	7,266
BNP Paribas	8,452,552	(18,194)
Citigroup Global Markets	5,931,375	3,844
Credit Suisse Securities (USA) LLC	(5,016,000)	(14,943)
Deutsche Bank AG	(8,901,235)	(3,628)
Goldman Sachs & Co.	6,088,750	(1,887)
Greenwich Capital Markets	(313,906)	(828)
JP Morgan Securities, Inc.	(571,890)	(3,093)
Morgan Stanley & Co., Inc.	124,672	223
Nomura Securities International	1,437,625	4,813
UBS Securities, Inc.	928,562	4,551
(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(j)	Security is perpetual in nature and has no stated maturity date.
Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	953,832	(953,832)	–	$481
•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
BNP Paribas Securities Corp.	(0.51%)	3/30/12	4/02/12	$3,982,816	$3,982,985
Deutsche Bank Securities,Inc.	(0.50%)	1/17/12	Open	325,615	325,950
Merrill Lynch, Pierce, Fenner & Smith	0.03%	3/30/12	4/02/12	3,776,472	3,776,462
Merrill Lynch, Pierce, Fenner & Smith	0.02%	3/30/12	4/02/12	1,608,946	1,608,944
Morgan Stanley & Co., Inc.	(0.05%)	3/30/12	4/02/12	6,296,274	6,296,300
Total				$15,990,123	$15,990,641
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
70	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	15,409,844	$(6,581)
84	5-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	10,293,281	(6,192)
61	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	8,402,750	(80,916)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	12

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Financial futures contracts purchased as of March 31, 2012 were as follows (concluded):
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	248,700	97
Total						$(93,592)
•	Financial futures contracts sold as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
7	Euro-Bund	Eurex	June 2012	EUR	69,430	$83
1	German Euro-BOBL	Eurex	June 2012	EUR	124,110	78
3	90-Day Euro-Dollar	Chicago Mercantile	June 2012	USD	746,475	79
92	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	11,912,563	(18,097)
83	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	12,530,406	532,425
5	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	1,243,125	(26)
2	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	496,975	64
2	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	496,100	219
7	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	1,734,600	2,406
5	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	1,237,375	2,149
3	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	741,338	942
1	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	246,663	100
47	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	11,572,575	13,940
48	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	11,796,000	16,537
48	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	11,773,800	18,239
48	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	11,752,200	19,484
Total						$588,622
•	Foreign currency exchange contracts as of March 31, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,033,000	USD	1,389,310	Deutsche Bank Securities, Inc.	4/18/12	$(11,510)
USD	3,580,707	EUR	2,771,000	Citibank NA	4/18/12	(115,211)
USD	48,655	EUR	37,000	Deutsche Bank Securities, Inc.	4/18/12	(695)
Total						$(127,416)
•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	USD	690	$(4,559)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	720	162,038
Sara Lee Corp.	1.00%	JPMorgan Chase Bank NA	3/20/17	USD	242	(351)
Total						$157,128
•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:
Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	USD	710	$105
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	USD	235	9,917
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	220	7,741
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	USD	270	9,107
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	USD	165	4,252
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	USD	158	3,885
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	USD	175	5,331

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows (concluded):
Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Bank of America NA	3/20/17	A-	USD	300	$3,634
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A-	USD	190	2,301
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	135	1,635
Total							$47,908
1	Using Standard & Poor’s rating of the underlying securities.
2	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:
Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging
Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	USD	510	$(3,180)
Dow Jones CDX North
America Investment Grade
Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	230	(3,902)
Dow Jones CDX North
America Investment Grade
Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	USD	13	(194)
Dow Jones CDX North
America Investment Grade
Index Series 17	1.00%	Morgan Stanley & Co., Inc.	12/20/16	USD	2,270	(38,886)
MCDX North America Series
16	1.00%	Morgan Stanley & Co., Inc.	6/20/21	USD	1,120	19,674
Total						$(26,488)
•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:
Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation
MCDX North America	0.00%	Goldman Sachs International	6/20/20	AA	USD	560	$8,837
Series 14
Markit CMBX North	0.08%	Morgan Stanley & Co., Inc.	12/13/49	A+	USD	310	14,690
America AAA Index
Series 3
Markit CMBX North	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A-	USD	310	15,012
America AAA Index
Series 4
Total							$38,539
3	Using Standard & Poor’s rating of the underlying securities.
4	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
•	Interest rate swaps outstanding as of March 31, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.92% [5]	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	4,600	$(17,435)
1.32% [5]	3-month LIBOR	Citibank NA	12/17/13	USD	1,400	(18,274)
1.41% [5]	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	2,300	(33,666)
1.26% [5]	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	500	(6,024)
0.60% [5]	3-month LIBOR	Deutsche Bank AG	3/15/14	USD	2,800	(967)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	14

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Interest rate swaps outstanding as of March 31, 2012 were as follows (concluded):
Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Appreciation (Depreciation)
1.25% [5]	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	500	$(2,292)
1.39% [5]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	3,000	(18,021)
1.39% [5]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	7,000	(42,049)
1.74% [6]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	600	6,973
2.57% [6]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	11,670
3.27% [5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(51,232)
2.69% [5]	3-month LIBOR	Citibank NA	8/09/21	USD	300	(12,700)
2.38% [6]	3-month LIBOR	Deutsche Bank AG	10/19/21	USD	300	3,932
2.10% [5]	3-month LIBOR	Morgan Stanley & Co., Inc.	1/05/22	USD	600	8,642
2.36% [6]	3-month LIBOR	Deutsche Bank AG	3/20/22	USD	300	2,001
2.46% [5]	3-month LIBOR	Goldman Sachs & Co.	3/22/22	USD	1,800	(28,189)
2.36% [5]	3-month LIBOR	Citibank NA	3/26/22	USD	1,000	(6,696)
2.30% [6]	3-month LIBOR	Morgan Stanley & Co., Inc.	4/03/22	USD	600	—
2.70% [5]	3-month LIBOR	Deutsche Bank AG	1/11/42	USD	600	42,449
2.85% 5	3-month LIBOR	Bank of America NA	2/09/42	USD	300	12,137
Total						$(149,741)
5	Portfolio pays a fixed interest rate and receives floating rate.
6	Portfolio pays a floating interest rate and receives fixed rate.
•	Total return swaps outstanding as of March 31, 2012 were as follows:
Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Change in Return of the
Consumer Price Index for
All Urban Consumers	Pays	2.18[7]	Bank of America NA	10/06/21	USD	1,095	$(44,763)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities			Goldman Sachs
pool	Receives	1-month LIBOR	International	1/12/40	USD	575	(655)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	Receives	1-month LIBOR	Barclays Capital Inc.	1/12/41	USD	233	(168)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	Pays	1-month LIBOR	Citibank NA	1/12/41	USD	775	(17,407)
Total							$(62,993)
7	Net Payment made at termination.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$328,246,620	—	—	$328,246,620
Asset-Backed Securities	—	$15,318,916	$744,492	16,063,408
Corporate Bonds	—	65,066,993	—	65,066,993
Foreign Agency Obligations	—	5,393,279	—	5,393,279
Non-Agency Mortgage-Backed
Securities	—	24,029,559	1,102,078	25,131,637
Taxable Municipal Bonds	—	530,578	—	530,578
US Government Sponsored Agency
Securities	—	100,655,959	—	100,655,959
US Treasury Obligations	—	48,111,222	—	48,111,222
Total Preferred Securities	263,447	2,171,296	—	2,434,743
Liabilities:
Long Term Investments:
TBA Sale Commitments	—	(37,638,469)	—	(37,638,469)
Total	$328,510,067	$223,639,333	$1,846,570	$553,995,970

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	16

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$31,981	—	—	$31,981
Credit Contracts	—	$259,217	$8,942	268,159
Interest rate Contracts	606,842	228,658	—	835,500

Equity Contracts	—	—	—	—
Credit Contracts	—	(51,072)	—	(51,072)
Foreign Currency Exchange
contracts	—	(127,416)	—	(127,416)
Interest Rate Contracts	(111,812)	(651,567)	—	(763,379)
Other Contracts	—	(44,763)	—	(44,763)
Total	$527,011	$(386,943)	$8,942	$149,010
[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Portfolio’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,617,835	—	—	$4,617,835
Foreign currency	296,782	—	—	296,782
Liabilities:
Reverse
Repurchase
Agreements		$(15,990,641)		(15,990,641)
Total	$4,914,617	$(15,990,641)	—	$(11,076,024)

There were no transfers between levels during the period ended March 31, 2012.

Certain of the Portfolio's investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	17

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 6.2%
The Boeing Co.	73,110	$5,437,191
Precision Castparts Corp.	10,440	1,805,076
United Technologies Corp.	22,280	1,847,903
		9,090,170
Auto Components — 0.9%
Allison Transmission Holdings, Inc. (a)	24,400	582,672
BorgWarner, Inc. (a)	8,340	703,396
		1,286,068
Automobiles — 0.8%
Tesla Motors, Inc. (a)(b)	30,790	1,146,620
Beverages — 3.0%
The Coca-Cola Co.	52,180	3,861,842
PepsiCo, Inc.	8,950	593,832
		4,455,674
Biotechnology — 3.0%
Biogen Idec, Inc. (a)	16,460	2,073,466
Celgene Corp. (a)	20,000	1,550,400
Gilead Sciences, Inc. (a)	14,800	722,980
		4,346,846
Capital Markets — 2.2%
The Goldman Sachs Group, Inc.	14,400	1,790,928
Jefferies Group, Inc.	73,850	1,391,334
		3,182,262
Chemicals — 2.0%
Celanese Corp., Series A	36,010	1,662,942
Monsanto Co.	16,360	1,304,873
		2,967,815
Communications Equipment — 4.4%
F5 Networks, Inc. (a)	4,500	607,320
QUALCOMM, Inc.	85,890	5,842,238
		6,449,558
Computers & Peripherals — 11.3%
Apple, Inc. (a)	22,450	13,458,102
EMC Corp. (a)	20,480	611,942
Fusion-IO, Inc. (a)(b)	24,987	709,881
NetApp, Inc. (a)	40,400	1,808,708
		16,588,633
Diversified Financial Services — 1.4%
Wells Fargo & Co.	60,110	2,052,155
Diversified Telecommunication Services — 1.8%
Level 3 Communications, Inc. (a)	14,600	375,658
Verizon Communications, Inc.	58,190	2,224,604
		2,600,262
Electrical Equipment — 0.5%
Roper Industries, Inc.	7,500	743,700
Energy Equipment & Services — 3.0%
National Oilwell Varco, Inc.	19,830	1,575,890
Noble Corp. (a)	26,100	977,967
Schlumberger Ltd.	25,720	1,798,600
		4,352,457
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	24,800	2,251,840
Whole Foods Market, Inc.	18,320	1,524,224
		3,776,064
Food Products — 0.5%
Green Mountain Coffee Roasters, Inc. (a)(b)	15,110	707,752
Health Care Equipment & Supplies — 0.7%
Intuitive Surgical, Inc. (a)	1,354	733,529
Stryker Corp.	6,347	352,132
		1,085,661
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	35,920	1,425,306
Cardinal Health, Inc.	24,350	1,049,728
Medco Health Solutions, Inc. (a)	33,500	2,355,050
		4,830,084
Health Care Technology — 1.7%
Cerner Corp. (a)(b)	33,570	2,556,691
Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc. (a)	1,810	756,580
Las Vegas Sands Corp. (a)	39,240	2,259,047
Starbucks Corp.	42,600	2,380,914
		5,396,541
Household Durables — 1.1%
Stanley Black & Decker, Inc.	21,860	1,682,346
Household Products — 0.6%
The Procter & Gamble Co.	12,273	824,868
Internet & Catalog Retail — 4.0%
Amazon.com, Inc. (a)(b)	21,910	4,436,994
Priceline.com, Inc. (a)	2,100	1,506,750
		5,943,744
Internet Software & Services — 4.8%
eBay, Inc. (a)	46,630	1,720,181
Google, Inc., Class A (a)	6,540	4,193,710
Rackspace Hosting, Inc. (a)	20,650	1,193,363
		7,107,254
IT Services — 2.3%
VeriFone Systems, Inc. (a)(b)	30,500	1,582,035
Visa, Inc., Class A	15,030	1,773,540
		3,355,575
Machinery — 5.5%
Danaher Corp.	70,540	3,950,240
Eaton Corp.	37,600	1,873,608
PACCAR, Inc.	23,200	1,086,456

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Terex Corp. (a)(b)	50,321	$1,132,222
		8,042,526
Media — 1.2%
Comcast Corp., Class A	60,150	1,805,102
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	35,560	1,352,702
Oil, Gas & Consumable Fuels — 5.5%
Alpha Natural Resources, Inc. (a)	40,960	623,002
Anadarko Petroleum Corp.	31,460	2,464,576
Exxon Mobil Corp.	38,920	3,375,532
Range Resources Corp.	28,910	1,680,827
		8,143,937
Personal Products — 0.5%
Herbalife Ltd.	10,500	722,610
Pharmaceuticals — 1.9%
Pfizer, Inc.	74,200	1,681,372
Valeant Pharmaceuticals International, Inc. (a)	21,960	1,179,032
		2,860,404
Professional Services — 0.7%
Manpower, Inc.	20,510	971,559
Semiconductors & Semiconductor Equipment — 4.5%
Avago Technologies Ltd.	19,790	771,216
Broadcom Corp., Class A (a)	39,837	1,565,594
Marvell Technology Group Ltd. (a)	112,850	1,775,131
NXP Semiconductors NV (a)	53,970	1,436,142
Xilinx, Inc.	31,000	1,129,330
		6,677,413
Software — 8.3%
Check Point Software Technologies Ltd. (a)	30,250	1,931,160
Microsoft Corp.	140,600	4,534,350
Red Hat, Inc. (a)	27,050	1,620,025
Salesforce.com, Inc. (a)	17,187	2,655,563
VMware, Inc., Class A (a)	13,130	1,475,418
		12,216,516
Specialty Retail — 1.7%
Home Depot, Inc.	51,150	2,573,356
Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	19,270	1,489,186
Michael Kors Holdings Ltd. (a)	20,800	969,072
Under Armour, Inc., Class A (a)	6,000	564,000
		3,022,258
Wireless Telecommunication Services — 1.0%
American Tower Corp.	22,430	1,413,539
Total Long-Term Investments
(Cost – $115,208,625) – 99.6%		146,330,722

Short-Term Securities
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money
Market Series, 0.24% (c)(d)(e)	$ 9,970	9,970,350
Total Short-Term Securities
(Cost – $9,970,350) – 6.8%		9,970,350
Total Investments (Cost – $125,178,975*) – 106.4%		156,301,072
Liabilities in Excess of Other Assets – (6.4)%		(9,349,294)
Net Assets – 100.0%		$146,951,778

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$126,067,915
Gross unrealized appreciation	$33,076,848
Gross unrealized depreciation	$(2,843,691)
Net unrealized appreciation	$30,233,157

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Beneficial Interest Held at December 31, 2011	Net Activity	Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Income
BlackRock
Liquidity
Series,
LLC Money
Market
Series	$ 3,662,039	$ 6,308,311	$ 9,970,350	$ 9,970,350	$ 25,273

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
*	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$146,330,722	$—	—	$146,330,722
Short-Term
Securities	—	9,970,350	—	9,970,350
Total	$146,330,722	$9,970,350	—	$156,301,072

[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank
Overdraft	$(108,117)	—	—	$(108,117)
Collateral on
Securities
Loaned at
Value	(9,970,350)	—	—	(9,970,350)
Total	$(10,078,467)	—	—	$(10,078,467)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Consolidated Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.1%
Cresud SA Sponsored - ADR	2,940	$36,221
IRSA Inversiones y Representaciones SA - ADR	3,436	34,738
Pampa Energia SA - ADR (a)	3,600	30,960
Telecom Argentina SA - ADR	1,091	19,332
Tenaris SA - ADR	4,444	169,894
		291,145
Australia — 1.0%
Asciano Ltd.	27,207	138,436
BHP Billiton Ltd.	16,115	580,940
CSL Ltd.	8,971	334,065
Newcrest Mining Ltd.	24,391	750,186
Orica Ltd.	6,726	195,584
Rio Tinto Ltd. (b)	9,706	658,409
Telstra Corp. Ltd.	45,144	153,761
		2,811,381
Austria — 0.0%
Telekom Austria AG	5,158	60,089
Belgium — 0.1%
RHJ International (a)	24,918	147,230
RHJ International - ADR (a)	5,827	34,376
		181,606
Brazil — 2.2%
Banco do Brasil SA	9,581	136,096
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	11,758	553,166
Cia Energetica de Minas Gerais - ADR	14,199	337,652
Cosan Ltd.	35,812	531,808
Cyrela Brazil Realty SA	28,243	251,417
Hypermarcas SA	59,037	416,876
Itau Unibanco Holding SA, Preference Shares	19,290	368,797
MRV Engenharia e Participacoes SA	48,363	342,564
OGX Petroleo e Gas Participacoes SA (a)	13,800	114,304
Petroleo Brasileiro SA - ADR	63,820	1,631,239
Qualicorp SA (a)	21,943	188,483
SLC Agricola SA	22,761	242,392
Telefonica Brasil - ADR	28,919	885,789
Tractebel Energia SA	7,659	136,360
Vale SA, Preference 'A' Shares	11,458	259,232
		6,396,175
Canada — 2.5%
Agnico-Eagle Mines Ltd.	8,135	271,546
Alamos Gold, Inc.	15,617	286,678
Bank of Nova Scotia	2,351	131,710
Barrick Gold Corp.	17,254	750,204
BCE, Inc.	658	26,360
Brookfield Asset Management, Inc., Class A	3,585	113,178
Canadian Natural Resources Ltd.	10,616	352,239
Canadian Pacific Railway Ltd.	3,698	280,863
Canadian Pacific Railway Ltd.	595	45,163
Detour Gold Corp. (a)	5,715	142,495
Eldorado Gold Corp.	35,431	486,646
Goldcorp, Inc.	28,700	1,293,222
IAMGOLD Corp.	18,482	245,626
IAMGOLD Corp., International African Mining Gold Corp.	11,683	155,547
Katanga Mining Ltd. (a)	35,641	37,519
Kinross Gold Corp.	11,251	110,147
Kinross Gold Corp.	28,247	276,112
Osisko Mining Corp. (a)	13,319	154,628
Potash Corp. of Saskatchewan, Inc.	5,555	253,808
Rogers Communications, Inc., Class B	6,415	254,676
Rogers Communications, Inc., Class B	837	33,230
Silver Wheaton Corp.	12,584	417,789
Sino-Forest Corp. (a)	13,958	—
Suncor Energy, Inc.	15,530	507,417
Talisman Energy, Inc.	8,491	106,749
Teck Resources Ltd., Class B	1,095	39,048
TELUS Corp.	2,088	121,162
The Toronto-Dominion Bank	500	42,438
Valeant Pharmaceuticals International, Inc. (a)(b)	3,100	166,439
		7,102,639
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA - ADR	2,480	145,502
China — 1.1%
Beijing Enterprises Holdings Ltd.	109,920	670,049
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	715,816	93,056
China BlueChemical Ltd.	171,000	129,565
China Mobile Ltd.	13,000	143,151
China Shenhua Energy Co. Ltd., Class H	36,479	154,299
China Telecom Corp. Ltd.	183,400	101,203
China Unicom Ltd.	71,500	120,318
CSR Corp. Ltd.	56,200	38,377
Dongfang Electric Corp. Ltd.	39,000	94,699
Dongfeng Motor Group Co. Ltd., Class H	49,800	90,274
Guangshen Railway Co. Ltd.	228,000	88,673
Guangzhou Automobile Group Co. Ltd.	119,633	118,711
Haitian International Holdings Ltd.	54,800	61,250

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
China (concluded)
Huaneng Power International, Inc.	212,300	$116,032
Jiangsu Expressway Co. Ltd.	97,200	93,953
Ping An Insurance Group Co. of China Ltd.	10,994	83,093
Shanghai Electric Group Co. Ltd.	259,000	132,185
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	69,300	111,115
Sinopharm Group Co.	81,100	226,884
Tianjin Development Holdings Ltd. (a)	473,979	217,463
Tianjin Port Development Holdings Ltd.	718,200	99,727
Zhongsheng Group Holdings Ltd.	83,108	165,232
		3,149,309
Egypt — 0.1%
Telecom Egypt	64,820	150,782
France — 1.3%
Atos Origin SA	1,470	84,782
AXA SA	21,942	364,125
BNP Paribas SA	10,041	477,652
Essilor International SA	6,169	550,007
Eutelsat Communications SA	4,200	155,342
France Telecom SA	10,798	160,144
LVMH Moet Hennessy Louis Vuitton SA	2,302	396,138
Sanofi-Aventis	5,812	450,962
Sanofi-Aventis - ADR	863	33,441
Societe Generale SA	5,200	152,583
Technip SA	1,204	142,174
Total SA	8,445	431,366
Total SA - ADR	5,515	281,927
		3,680,643
Germany — 2.4%
Allianz AG, Registered Shares	3,000	358,055
BASF SE	15,878	1,388,364
Bayer AG, Registered Shares	7,784	547,440
Bayerische Motoren Werke AG	2,822	253,857
Daimler AG, Registered Shares	7,708	464,794
Deutsche Bank AG	1,400	69,706
Deutsche Bank AG, Registered Shares	3,747	186,560
Deutsche Telekom AG, Registered Shares	36,547	440,324
Fresenius Medical Care AG	7,309	517,403
Infineon Technologies AG	23,511	240,291
Kabel Deutschland Holding AG (a)	3,995	246,619
Lanxess AG	5,000	412,965
Muenchener Rueckversicherungs AG,
Registered Shares	1,046	157,738
Siemens AG, Registered Shares	9,801	988,372
SMA Solar Technology AG	796	36,082
Volkswagen AG, Preference Shares	3,886	683,403
		6,991,973
Hong Kong — 0.7%
AIA Group Ltd.	34,700	127,388
Cheung Kong Holdings Ltd.	14,000	181,048
Cheung Kong Infrastructure Holdings Ltd.	26,000	158,262
China Resources Gas Group Ltd.	82,000	157,035
China Resources Power Holdings Co. Ltd.	102,000	188,964
Hutchison Whampoa Ltd.	24,270	242,700
The Link Real Estate Investment Trust	142,964	531,961
Mongolian Mining Corp. (a)	78,107	74,335
Wharf Holdings Ltd.	35,925	195,895
Yuanda China Holdings Ltd. (a)	729,226	100,825
		1,958,413
India — 0.4%
Adani Enterprises Ltd.	20,018	120,009
Adani Power Ltd. (a)	34,354	46,255
Bharat Heavy Electricals Ltd.	51,929	262,342
Housing Development Finance Corp.	31,662	418,571
Larsen & Toubro Ltd.	4,070	104,588
Reliance Industries Ltd.	7,972	117,541
		1,069,306
Indonesia — 0.1%
Bumi Resources Tbk PT	798,834	204,971
Telekomunikasi Indonesia Tbk PT	90,600	69,453
		274,424
Ireland — 0.1%
Covidien Plc	4,095	223,914
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	758	48,391
Teva Pharmaceutical Industries Ltd. - ADR	14,172	638,590
		686,981
Italy — 0.5%
Eni SpA	26,872	629,749
Fiat Industrial SpA (a)	41,723	445,230
Intesa Sanpaolo SpA	99,833	178,940
Telecom Italia SpA	71,451	85,048
UniCredit SpA	10,860	54,385
		1,393,352
Japan — 6.5%
Aisin Seiki Co. Ltd.	4,420	157,198
Asahi Kasei Corp.	33,900	210,419
Astellas Pharma, Inc.	3,890	160,225
Bridgestone Corp.	15,400	376,616
Canon, Inc.	11,331	542,030

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (continued)
Daihatsu Motor Co. Ltd.	11,900	$219,562
Daiwa House Industry Co. Ltd.	9,370	124,562
Denso Corp.	6,030	203,747
East Japan Railway Co.	10,727	677,184
Fanuc Ltd.	1,500	268,673
Fuji Heavy Industries Ltd.	63,260	516,652
Futaba Industrial Co. Ltd. (a)	10,970	62,411
Hitachi Chemical Co. Ltd.	9,300	168,753
Hitachi Ltd.	28,200	182,452
Honda Motor Co. Ltd.	14,840	571,550
Hoya Corp.	16,001	361,338
Inpex Corp.	91	618,756
JGC Corp.	16,580	517,426
JSR Corp.	6,500	131,887
Kao Corp.	4,200	110,755
KDDI Corp.	56	364,366
Kinden Corp.	7,740	59,945
Kirin Holdings Co. Ltd.	22,790	296,752
Komatsu Ltd.	7,600	218,534
Kubota Corp.	51,880	502,182
Kuraray Co. Ltd.	13,420	190,863
Kyowa Hakko Kirin Co. Ltd.	17,870	199,519
Marubeni Corp.	30,000	218,166
Mitsubishi Corp.	35,890	839,896
Mitsubishi Tanabe Pharma Corp.	8,000	112,651
Mitsubishi UFJ Financial Group, Inc.	59,120	296,686
Mitsui & Co. Ltd.	42,120	695,160
Mitsui Fudosan Co. Ltd.	7,000	135,176
MS&AD Insurance Group Holdings, Inc.	18,215	376,838
Murata Manufacturing Co. Ltd.	5,140	306,673
Nintendo Co. Ltd.	2,100	318,958
Nippon Building Fund, Inc.	4	38,079
Nippon Electric Glass Co.	18,440	162,281
Nippon Telegraph & Telephone Corp.	8,710	394,773
NTT DoCoMo, Inc.	514	854,833
NTT Urban Development Corp.	53	43,407
Okumura Corp.	38,270	150,856
Rinnai Corp.	2,550	184,427
Rohm Co. Ltd.	3,160	156,802
Shin-Etsu Chemical Co. Ltd.	10,520	612,157
Sony Financial Holdings, Inc.	7,500	133,830
Sumitomo Chemical Co. Ltd.	33,930	145,635
Sumitomo Electric Industries Ltd.	8,500	117,698
Sumitomo Mitsui Financial Group, Inc.	6,700	221,755
Suzuki Motor Corp.	31,961	770,100
TDK Corp.	3,760	215,486
Terumo Corp.	3,200	153,772
Toda Corp.	37,000	124,314
Toho Co. Ltd.	6,500	119,661
Tokio Marine Holdings, Inc.	29,402	813,881
Tokyo Gas Co. Ltd.	102,581	484,095
Toyota Industries Corp.	16,414	500,003
Toyota Motor Corp.	8,000	348,097
Ube Industries Ltd.	91,600	250,418
West Japan Railway Co.	4,800	193,180
Yahoo! Japan Corp.	470	152,640
Yamada Denki Co. Ltd.	3,610	226,728
		18,883,469
Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	20,124	408,115
Luxembourg — 0.0%
Millicom International Cellular SA	412	46,720
Malaysia — 0.4%
Axiata Group Bhd	332,751	565,390
British American Tobacco Malaysia Bhd	6,700	123,932
IOI Corp. Bhd	25,261	44,072
Telekom Malaysia Bhd	253,314	440,907
		1,174,301
Mexico — 0.3%
America Movil, SA de CV - ADR	24,492	608,136
Fomento Economico Mexicano SAB de CV - ADR	1,633	134,347
		742,483
Netherlands — 0.4%
ASML Holding NV	1,000	50,140
CNH Global NV (a)	1,126	44,702
ING Groep NV CVA (a)	39,204	326,493
Koninklijke Philips Electronics NV	17,304	351,201
Unilever NV CVA (b)	6,291	214,047
Unilever NV, Registered Shares	2,228	75,819
Ziggo NV	2,200	68,630
		1,131,032
Norway — 0.2%
DnB NOR ASA	24,320	312,908
Statoil ASA	12,922	350,730
		663,638
Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	2,078	129,231
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,896	91,536
Russia — 0.9%
Federal Hydrogenerating Co. - ADR	116,707	427,848
RushHydro JSC	1,051,194	36,875
Kuzbassrazrezugol	284,562	89,637
LSR Group - GDR (c)(d)	25,627	123,917

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Russia (concluded)
LSR Group OJSC - GDR	14,240	$84,016
Magnitogorsk Iron & Steel Works - GDR (a)	20,906	123,450
Novorossiysk Commercial Sea Port - GDR	20,153	152,357
Polyus Gold International Ltd. - GDR (a)	123,708	377,309
Rosneft Oil Co. - GDR	38,639	273,564
Sberbank	224,670	731,051
VimpelCom Ltd. - ADR	16,000	178,560
		2,598,584
Singapore — 0.8%
CapitaLand Ltd.	107,700	267,578
DBS Group Holdings Ltd.	11,510	130,057
Fraser and Neave Ltd.	54,700	291,784
Global Logistic Properties Ltd. (a)	56,900	99,729
Keppel Corp. Ltd.	46,450	405,963
M1 Ltd.	62,900	127,247
Noble Group Ltd.	46,787	51,404
Oversea-Chinese Banking Corp.	49,400	350,661
Raffles Medical Group Ltd.	49,300	91,012
Sembcorp Marine Ltd.	28,000	117,312
Singapore Press Holdings Ltd.	20,370	63,495
Singapore Telecommunications Ltd.	145,300	364,768
United Overseas Bank Ltd.	6,680	97,555
		2,458,565
South Africa — 0.2%
AngloGold Ashanti Ltd. - ADR	1,308	48,291
Harmony Gold Mining Co. Ltd. - ADR	6,630	72,466
Life Healthcare Group Holdings Ltd.	49,899	162,801
Randgold Resources Ltd. - ADR	4,622	406,644
		690,202
South Korea — 0.9%
Cheil Industries, Inc.	1,630	138,174
Hyundai Motor Co. (c)	1,479	305,411
KT Corp.	970	26,916
KT Corp. - ADR	12,260	167,840
KT&G Corp.	3,947	280,075
LG Corp.	2,333	134,108
Mando Corp.	304	44,797
POSCO	400	134,135
POSCO - ADR	1,752	146,642
Samsung Electronics Co. Ltd.	880	992,688
Samsung Fine Chemicals Co. Ltd.	2,060	99,286
		2,470,072
Spain — 0.1%
Telefonica SA	20,103	329,820
Telefonica SA - ADR	3,861	63,359
		393,179
Sweden — 0.1%
Nordea Bank AB	10,600	96,392
SKF AB, Class B	4,000	97,632
Swedbank AB, Class A	4,900	76,173
		270,197
Switzerland — 1.0%
Cie Financiere Richemont SA	2,640	165,476
Garmin Ltd.	1,091	51,222
Nestle SA, Registered Shares	14,370	904,111
Novartis AG, Registered Shares	9,237	511,339
Roche Holding AG	2,063	359,025
Swisscom AG, Registered Shares	635	256,792
TE Connectivity Ltd.	1,258	46,231
Transocean Ltd.	1,701	93,045
UBS AG, Registered Shares (a)	22,456	314,715
Zurich Financial Services AG (a)	850	228,460
		2,930,416
Taiwan — 0.6%
Cheng Shin Rubber Industry Co. Ltd.	50,500	121,598
Chunghwa Telecom Co. Ltd.	56,732	174,947
Chunghwa Telecom Co. Ltd. - ADR	11,154	343,097
Far EasTone Telecommunications Co. Ltd.	95,000	195,259
HON HAI Precision Industry Co. Ltd.	38,812	151,101
HTC Corp.	16,277	332,371
Taiwan Semiconductor Manufacturing Co. Ltd.	97,192	279,425
Yulon Motor Co. Ltd.	78,000	149,309
		1,747,107
Thailand — 0.3%
PTT Global Chemical PCL	148,752	342,347
PTT Public Company THB10	19,279	221,224
Siam Commercial Bank PCL	53,446	248,606
		812,177
Turkey — 0.3%
BIM Birlesik Magazalar AS	5,212	197,801
Tupras Turkiye Petrol Rafinerileri AS	6,490	165,939
Turk Telekomunikasyon AS	34,403	149,860
Turkcell Iletisim Hizmet AS	15,982	81,505
Turkiye Garanti Bankasi AS	46,796	185,492
		780,597
United Kingdom — 2.9%
Amlin Plc	8,967	47,320
Anglo American Plc	7,927	297,132
Antofagasta Plc (b)	19,609	362,369
AstraZeneca Plc - ADR	896	39,863
BG Group Plc	35,939	833,306
BHP Billiton Plc	8,703	266,722

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United Kingdom (concluded)
BP Plc	51,258	$381,733
BP Plc - ADR	11,492	517,140
British American Tobacco Plc	4,088	205,931
BT Group Plc	124,520	451,064
Diageo Plc - ADR	8,122	783,773
Genel Energy Plc (a)	17,667	209,677
GlaxoSmithKline Plc - ADR	929	41,721
Glencore International Plc	20,015	124,931
Guinness Peat Group Plc	199,046	83,175
HSBC Holdings Plc	42,220	375,007
International Power Plc	100,743	652,608
Lloyds Banking Group Plc (a)	167,053	89,897
National Grid Plc	56,328	567,722
Petropavlovsk Plc	3,425	30,572
Rio Tinto Plc	6,985	387,159
Royal Dutch Shell Plc - ADR	6,908	484,458
Scottish & Southern Energy Plc	23,589	501,626
Unilever Plc	3,961	130,683
Unilever Plc - ADR	2,499	82,592
Vodafone Group Plc	70,233	193,727
Vodafone Group Plc - ADR	3,811	105,450
		8,247,358
United States — 34.2%
3M Co.	4,462	398,055
Abbott Laboratories	9,578	587,036
Accenture Plc, Class A	681	43,924
ACE Ltd.	10,229	748,763
Activision Blizzard, Inc. (b)	50,361	645,628
Adobe Systems, Inc. (a)	1,673	57,401
The AES Corp. (a)	24,414	319,091
Aetna, Inc.	15,632	784,101
Agilent Technologies, Inc.	8,841	393,513
Alcoa, Inc.	28,312	283,686
Alliance Data Systems Corp. (a)	400	50,384
Alliance Resource Partners LP	616	37,022
The Allstate Corp.	2,940	96,785
Altera Corp.	929	36,993
Altria Group, Inc.	11,098	342,595
Amdocs Ltd. (a)	1,437	45,380
Ameren Corp.	1,300	42,354
American Electric Power Co., Inc.	5,163	199,189
American Express Co.	2,900	167,794
American Tower Corp.	6,524	411,142
American Water Works Co., Inc.	5,525	188,016
Ameriprise Financial, Inc.	550	31,422
AmerisourceBergen Corp.	6,541	259,547
Amgen, Inc.	666	45,281
Anadarko Petroleum Corp.	7,745	606,743
Analog Devices, Inc.	875	35,350
Apache Corp.	4,409	442,840
Apple, Inc. (a)(b)	7,631	4,574,556
Applied Materials, Inc. (b)	25,000	311,000
Arch Capital Group Ltd. (a)	4,089	152,274
AT&T, Inc.	53,808	1,680,424
Autoliv, Inc.	433	29,033
Axis Capital Holdings Ltd.	932	30,914
Baker Hughes, Inc.	2,778	116,509
Bank of America Corp.	89,923	860,563
The Bank of New York Mellon Corp.	29,542	712,848
Biogen Idec, Inc. (a)	363	45,727
BMC Software, Inc. (a)	820	32,931
The Boeing Co.	8,845	657,803
BorgWarner, Inc. (a)	2,182	184,030
Bristol-Myers Squibb Co.	32,316	1,090,665
Bunge Ltd.	654	44,760
CA, Inc.	22,951	632,530
Calpine Corp. (a)	21,806	375,281
Capital One Financial Corp.	3,458	192,749
Cardinal Health, Inc.	819	35,307
Celgene Corp. (a)	2,580	200,002
CenturyLink, Inc.	2,979	115,138
Chevron Corp.	13,923	1,493,103
Chubb Corp.	4,755	328,618
Cigna Corp.	4,971	244,822
Cisco Systems, Inc. (b)	65,537	1,386,108
Citigroup, Inc.	36,269	1,325,632
CMS Energy Corp.	8,741	192,302
CNA Financial Corp.	1,520	44,582
Coach, Inc.	604	46,677
The Coca-Cola Co.	3,344	247,489
Coca-Cola Enterprises, Inc.	1,308	37,409
Cognizant Technology Solutions Corp. (a)	1,287	99,035
Colgate-Palmolive Co.	5,916	578,466
Comcast Corp., Class A	36,111	1,083,691
ConAgra Foods, Inc.	4,896	128,569
ConocoPhillips (b)	598	45,454
Consol Energy, Inc.	31,447	1,072,343
Constellation Brands, Inc., Class A (a)	3,997	94,289
Corning, Inc. (b)	70,378	990,922
Coventry Health Care, Inc.	983	34,965
Crown Castle International Corp. (a)	3,080	164,287
Crown Holdings, Inc. (a)	3,675	135,350
CVS Caremark Corp.	10,531	471,789
DaVita, Inc. (a)	3,394	306,037
Dell, Inc. (a)(b)	25,901	429,957
Devon Energy Corp.	7,312	520,029
Diamond Offshore Drilling, Inc.	659	43,988
Discover Financial Services, Inc.	9,696	323,265
DISH Network Corp., Class A	4,409	145,188
Dominion Resources, Inc.	3,692	189,067
The Dow Chemical Co.	12,663	438,646
Dr. Pepper Snapple Group, Inc.	3,403	136,835
E.I. du Pont de Nemours & Co.	8,735	462,081
Eastman Chemical Co.	866	44,764
eBay, Inc. (a)	6,468	238,605
Electronic Arts, Inc. (a)(b)	28,905	476,354
Eli Lilly & Co.	4,261	171,590
EMC Corp. (a)(b)	22,253	664,920

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
Endurance Specialty Holdings Ltd.	4,709	$191,468
Entergy Corp.	1,691	113,635
EQT Corp.	5,781	278,702
Exelon Corp.	6,411	251,375
Expedia, Inc.	914	30,564
Exxon Mobil Corp.	40,140	3,481,342
Fidelity National Financial, Inc., Class A	11,373	205,055
Fidelity National Information Services, Inc.	2,056	68,095
FMC Corp.	9,220	976,029
Ford Motor Co.	33,419	417,403
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	6,865	261,145
Freescale Semiconductor Holdings I Ltd. (a)	22,823	351,246
General Dynamics Corp.	4,936	362,204
General Electric Co.	92,841	1,863,319
General Mills, Inc.	10,326	407,361
General Motors Co. (a)(c)	15,615	400,525
Gilead Sciences, Inc. (a)	10,866	530,804
The Goldman Sachs Group, Inc.	4,884	607,423
Google, Inc., Class A (a)	2,406	1,542,823
H.J. Heinz Co.	2,379	127,395
Halliburton Co.	10,408	345,442
Harris Corp.	550	24,794
HCA Holdings, Inc.	11,967	296,064
HealthSouth Corp. (a)	8,612	176,374
Helmerich & Payne, Inc.	805	43,430
Herbalife Ltd.	800	55,056
Hewlett-Packard Co.	17,223	410,424
Hologic, Inc. (a)	16,431	354,088
Humana, Inc.	4,547	420,507
Intel Corp. (b)	32,639	917,482
International Business Machines Corp. (b)	9,245	1,928,969
International Game Technology	10,469	175,775
International Paper Co.	4,721	165,707
Intuit, Inc.	712	42,813
ITC Holdings Corp.	945	72,708
Johnson & Johnson	26,239	1,730,724
Johnson Controls, Inc.	5,515	179,127
JPMorgan Chase & Co.	35,593	1,636,566
Juniper Networks, Inc. (a)(b)	20,865	477,391
KBR, Inc.	7,787	276,828
KLA-Tencor Corp.	712	38,747
The Kroger Co.	1,578	38,235
L-3 Communications Holdings, Inc.	633	44,797
Lear Corp.	1,000	46,490
Life Technologies Corp. (a)	6,113	298,437
Limited Brands, Inc.	1,011	48,528
Lincoln National Corp.	1,939	51,112
Lorillard, Inc.	1,659	214,807
Macy's, Inc.	983	39,055
Marathon Oil Corp.	13,146	416,728
Marathon Petroleum Corp.	17,439	756,155
Marvell Technology Group Ltd. (a)	9,068	142,640
MasterCard, Inc., Class A	1,233	518,526
Mattel, Inc. (b)	13,371	450,068
McDermott International, Inc. (a)	14,755	189,012
McDonald's Corp. (b)	4,181	410,156
The McGraw-Hill Cos., Inc.	762	36,934
McKesson Corp.	4,774	419,014
Mead Johnson Nutrition Co.	7,920	653,242
Medco Health Solutions, Inc. (a)	6,004	422,081
Medtronic, Inc.	14,248	558,379
Merck & Co., Inc.	29,595	1,136,448
MetLife, Inc.	6,667	249,012
MetroPCS Communications, Inc. (a)	12,014	108,366
Mettler-Toledo International, Inc. (a)	987	182,348
Microsoft Corp.	82,317	2,654,723
Motorola Solutions, Inc.	4,668	237,274
Murphy Oil Corp.	787	44,284
Mylan, Inc. (a)	14,640	343,308
National Oilwell Varco, Inc.	11,703	930,037
NetApp, Inc. (a)(b)	7,800	349,206
Newmont Mining Corp.	19,156	982,128
NextEra Energy, Inc.	10,272	627,414
Northern Trust Corp.	3,903	185,197
NRG Energy, Inc. (a)	6,972	109,251
Occidental Petroleum Corp.	13,395	1,275,606
Oracle Corp. (b)	68,443	1,995,798
PACCAR, Inc.	3,226	151,074
Pall Corp.	1,168	69,648
Parker Hannifin Corp.	533	45,065
PerkinElmer, Inc.	6,535	180,758
Perrigo Co.	2,628	271,499
Pfizer, Inc.	69,706	1,579,538
Philip Morris International, Inc.	7,475	662,360
Platinum Underwriters Holdings Ltd.	2,214	80,811
Polycom, Inc. (a)(b)	13,045	248,768
PPG Industries, Inc.	475	45,505
PPL Corp.	11,188	316,173
Praxair, Inc.	1,575	180,558
Precision Castparts Corp.	2,172	375,539
The Procter & Gamble Co.	10,614	713,367
The Progressive Corp.	6,174	143,113
Prudential Financial, Inc.	2,941	186,430
PulteGroup, Inc. (a)	29,280	259,128
QEP Resources, Inc.	14,297	436,058
QUALCOMM, Inc. (b)	19,383	1,318,432
Quicksilver Resources, Inc. (a)(b)	51,428	259,197
Ralph Lauren Corp. (b)	200	34,866
Reinsurance Group of America, Inc.	550	32,708
RenaissanceRe Holdings Ltd.	2,230	168,878
Ross Stores, Inc.	558	32,420
SanDisk Corp. (a)(b)	12,649	627,264
Sara Lee Corp. (b)	25,900	557,627

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
United States (concluded)
Schlumberger Ltd.		14,918	$1,043,216
Simon Property Group, Inc.		1,578	229,883
SM Energy Co. (b)		5,022	355,407
The Southern Co.		9,508	427,194
Spirit AeroSystems Holdings, Inc., Class A (a)		13,613	332,974
The St. Joe Co. (a)		48,579	923,487
State Street Corp.		12,348	561,834
Symantec Corp. (a)		16,934	316,666
Texas Instruments, Inc.		8,829	296,743
Thermo Fisher Scientific, Inc.		5,536	312,120
Time Warner Cable, Inc.		2,764	225,266
Torchmark Corp.		793	39,531
The Travelers Cos., Inc.		7,757	459,214
U.S. Bancorp (b)		22,494	712,610
Union Pacific Corp.		8,066	866,934
United Technologies Corp.		9,408	780,300
UnitedHealth Group, Inc.		7,827	461,323
Universal Health Services, Inc., Class B (b)		3,700	155,067
Unum Group		1,532	37,503
Urban Outfitters, Inc. (a)		928	27,014
Valero Energy Corp.		1,618	41,696
Validus Holdings Ltd.		3,327	102,971
Vanguard Health Systems, Inc. (a)		7,154	70,538
Verizon Communications, Inc.		21,101	806,691
Vertex Pharmaceuticals, Inc. (a)(b)		8,812	361,380
Viacom, Inc., Class B		4,747	225,293
Visa, Inc., Class A		5,479	646,522
Wal-Mart Stores, Inc.		16,296	997,315
Walt Disney Co.		8,527	373,312
Waters Corp. (a)		3,576	331,352
Weatherford International Ltd. (a)		12,198	184,068
WellPoint, Inc.		8,872	654,754
Wells Fargo & Co.		33,348	1,138,501
Western Digital Corp. (a)		1,128	46,688
The Western Union Co.		1,587	27,931
Whiting Petroleum Corp. (a)(b)		12,260	665,718
Wyndham Worldwide Corp.		766	35,627
Xerox Corp.		31,038	250,787
XL Group Plc		25,955	562,964
			98,679,210
Total Common Stocks – 63.1%			181,915,823

		Par (000)	Value
Fixed Income Securities
Asset-Backed Securities
United States — 0.1%
Dominos Pizza Master Issuer LLC, Series
2012-1A, Class A2, 5.22%, 1/25/42 (d)	USD	176	180,251

Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora
Norte, 9.75%, 10/25/22 (d)		25	15,000
Australia — 0.2%
FMG Resources August 2006, Ltd., 6.00%, 4/01/17 (d)		69	68,310
Rio Tinto Finance USA PLC, 2.00%, 3/22/17		114	114,258
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		336	336,103
			518,671
Brazil — 0.4%
Banco Bradesco SA, 4.50%, 1/12/17 (d)		200	210,400
Banco Santander Brasil SA, 4.63%, 2/13/17 (d)		250	250,625
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		158	168,036
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18 (d)		282	292,998
Petrobras International Finance Co., 3.50%, 2/06/17		263	269,567
			1,191,626
Canada — 0.2%
Bank of Nova Scotia, 2.55%, 1/12/17		215	220,432
The Toronto-Dominion Bank, 2.38%, 10/19/16		190	194,894
Viterra, Inc., 5.95%, 8/01/20 (d)		57	62,194
			477,520
Chile — 0.1%
Banco Santander Chile, 2.51%, 2/14/14 (d)(e)		165	164,168
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		158	152,901
			317,069
China — 0.1%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(f)(g)	SGD	400	9,546
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(e)(f)	USD	300	60,000

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
China (concluded)
China Petroleum & Chemical Corp.,
Series SINO, 4.07%, 4/24/14 (g)(h)	HKD	740	$111,254
			180,800
Hong Kong — 0.0%
FU JI Food and Catering Services
Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)	CNY	1,900	18,101
India — 0.3%
REI Agro Ltd. (h):
5.50%, 11/13/14 (d)	USD	220	160,600
5.50%, 11/13/14		152	110,960
Suzlon Energy Ltd. (g)(h):
328.89%, 6/12/12		97	119,310
68.26%, 10/11/12		217	224,595
14.13%, 7/25/14		179	152,150
Tata Steel Ltd., 1.00%, 9/05/12 (g)(h)		100	122,000
			889,615
Ireland — 0.1%
Ono Finance II Plc, 10.88%, 7/15/19 (d)		150	136,500
Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		226	237,582
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (h)		100	123,950
TNK-BP Finance SA (d):
7.50%, 7/18/16		100	112,750
6.63%, 3/20/17		202	222,705
			696,987
Malaysia — 0.0%
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	—	—
Paka Capital Ltd., 5.46%, 3/12/13 (g)(h)	USD	100	101,295
			101,295
Mexico — 0.1%
BBVA Bancomer SA, 6.50%, 3/10/21 (d)		165	172,013
Petroleos Mexicanos, 6.00%, 3/05/20		160	182,160
			354,173
Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (d)(h)		800	798,000
Portugal Telecom International Finance
BV, Series PTC, 4.13%, 8/28/14 (h)	EUR	50	61,017
Rabobank Nederland Utrecht, 3.38%, 1/19/17	USD	260	265,808
			1,124,825
Singapore — 0.9%
CapitaLand Ltd. (h):
2.10%, 11/15/16	SGD	250	194,503
3.13%, 3/05/18		250	206,966
2.95%, 6/20/22		750	560,886
Keppel Land Ltd., 2.50%, 6/23/13 (h)		200	159,302
Olam International Ltd., 6.00%, 10/15/16 (h)	USD	400	466,800
Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (d)		200	200,555
Wilmar International Ltd., 10.25%, 12/18/12 (g)(h)		200	238,500
Yanlord Land Group Ltd., 9.50%, 5/04/17 (d)		130	115,700
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (h)	SGD	750	525,039
			2,668,251

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
South Korea — 0.4%
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (d)	USD	200	$209,210
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (d)		100	105,393
Zeus Cayman, 1.89%, 8/19/13 (g)(h)	JPY	42,000	502,356
Zeus Cayman II, 1.61%, 8/18/16 (g)(h)		28,000	336,173
			1,153,132
Switzerland — 0.1%
UBS AG, Series BKNT, 5.88%, 12/20/17	USD	100	110,870
UBS AG London, 1.88%, 1/23/15 (d)		200	201,451
			312,321
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (h)		1,220	963,800
Pyrus Ltd., 7.50%, 12/20/15 (d)(h)		200	206,300
			1,170,100
United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (h)		100	138,950
Essar Energy Plc, 4.25%, 2/01/16		200	135,000
Lloyds TSB Bank Plc, 13.00% (i)	GBP	355	723,667
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (h)	USD	100	91,350
Vodafone Group PLC, 1.63%, 3/20/17		175	172,551
			1,261,518
United States — 2.1%
3D Systems Corp., 5.50%, 12/15/16 (d)(h)		46	61,385
Ally Financial, Inc., 4.50%, 2/11/14		127	127,159
American Express Credit Corp., 2.38%, 3/24/17		170	170,261
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (h)		182	180,408
Building Materials Corp. of America,
6.88%, 8/15/18 (d)		38	39,948
Calpine Corp., 7.88%, 7/31/20 (d)		42	45,675
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	100	144,373
Citigroup Funding, Inc., 2.68%, 11/27/12 (g)	USD	300	294,793
Consol Energy, Inc., 8.00%, 4/01/17		295	307,537
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	69,290
DaVita, Inc.:
6.38%, 11/01/18		218	228,355
6.63%, 11/01/20		50	52,250
DJO Finance LLC, 9.75%, 10/15/17		12	8,940
Electronic Arts, Inc., 0.75%, 7/15/16 (d)(h)		140	128,800
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		100	109,236
General Electric Capital Corp., 5.63%, 5/01/18		174	201,681
Gilead Sciences, Inc. (h):
1.63%, 5/01/16		253	323,207
Series B, 0.63%, 5/01/13		27	35,708
The Hertz Corp., 7.50%, 10/15/18		16	16,980
Hewlett-Packard Co., 2.60%, 9/15/17		263	262,838
Hologic, Inc., 2.00%, 12/15/37 (h)(j)		480	566,400
HSBC Finance Corp., 6.68%, 1/15/21		45	48,035
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		202	211,090
7.63%, 6/15/21		58	62,205
JPMorgan Chase Bank NA, 0.80%, 6/13/16 (e)		250	232,281
Linn Energy LLC, 7.75%, 2/01/21		108	112,050
Mylan, Inc., 3.75%, 9/15/15 (h)		245	458,762
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		18	17,865
Phillips 66, 2.95%, 5/01/17 (d)		18	18,295
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		250	241,088
Samson Investment Co., 9.75%, 2/15/20 (d)		162	164,025
SM Energy Co., 3.50%, 4/01/27 (h)		148	192,585
SunGard Data Systems, Inc., 7.38%, 11/15/18		174	184,875
Take-Two Interactive Software, Inc. (h):
4.38%, 6/01/14		57	88,065
1.75%, 12/01/16 (d)		137	144,706
Texas Industries, Inc., 9.25%, 8/15/20		237	227,520
US Bancorp, 2.20%, 11/15/16		141	143,738
			5,922,409
Total Corporate Bonds – 6.4%			18,509,913

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (e)
United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	311	$312,790
Vodafone Americas Finance 2, Inc.,
Term Loan B, 6.25%, 7/11/16 (k)		251	251,183
			563,973
Total Floating Rate Loan Interests – 0.2%			563,973

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	941	980,485
5.50%, 12/15/13		794	849,845
5.75%, 5/15/21		1,220	1,432,155
Series 123, 5.75%, 4/15/12		941	975,368
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	587	727,938
Series F, 10.00%, 1/01/17		3,066	1,634,718
Series F, 10.00%, 1/01/21		3,623	1,862,549
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	2,091	3,266,812
3.50%, 7/04/19		1,645	2,521,279
Canadian Government Bond:
4.00%, 6/01/16	CAD	344	379,319
1.50%, 3/01/17		521	520,243
3.50%, 6/01/20		386	430,074
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	1,750	233,396
2.03%, 3/18/13		2,800	367,079
1.67%, 3/24/14		1,250	165,354
3.51%, 12/08/14		2,900	405,012
1.69%, 12/22/14		1,450	193,434
Malaysia Government Bond, Series 0108, 3.46%, 7/31/13	MYR	1,095	359,228
Netherlands Government Bond, 1.00%, 2/24/17 (d)(g)	USD	351	345,200
Poland Government Bond:
3.00%, 8/24/16	PLN	625	257,078
5.00%, 3/23/22	USD	79	83,268
United Kingdom Gilt:
4.00%, 9/07/16	GBP	259	470,726
4.75%, 3/07/20		1,863	3,637,392
4.25%, 12/07/40		260	482,993
Total Foreign Agency Obligations – 7.8%			22,580,945

Non-Agency Mortgage-Backed Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN,
Class HLTN, 1.99%, 11/15/15 (d)(e)	USD	270	252,156
US Treasury Obligations
US Treasury Notes:
0.63%, 7/31/12		332	332,945
2.25%, 1/31/15		383	401,641
2.38%, 2/28/15 (l)		2,111	2,222,831
2.50%, 3/31/15		2,574	2,723,614
2.25%, 3/31/16		2,863	3,028,213
0.88%, 1/31/17		439	436,489
1.00%, 3/31/17		310	309,546
1.38%, 9/30/18		1,526	1,516,263
1.75%, 10/31/18		184	187,020
1.25%, 1/31/19		178	173,784
3.50%, 5/15/20 (l)		4,797	5,395,314
2.63%, 8/15/20		3,260	3,437,008
2.00%, 2/15/22		84	82,582
Total US Treasury Obligations – 7.0%			20,247,250
Total Fixed Income Securities – 21.6%			62,353,488

		Shares
Investment Companies
United States — 2.2%
ETFS Gold Trust (a)		7,617	1,258,557
ETFS Palladium Trust (a)		2,578	166,204
ETFS Platinum Trust (a)		2,291	370,500
iShares Gold Trust (a)(m)		65,075	1,058,770
SPDR Gold Shares (a)		20,392	3,306,359
			6,160,390
Vietnam — 0.0%
Vinaland Ltd. (a)		53,999	31,995
Total Investment Companies – 2.2%			6,192,385

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par (000)
Preferred Securities
Capital Trusts
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)	USD	174	171,477
United States — 0.0%
BAC Capital Trust XI, 6.63%, 5/23/36		39	39,381
Deutsche Bank Capital Funding Trust, 5.63% (d)(e)(i)		39	33,394
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		25	25,140
NB Capital Trust II, 7.83%, 12/15/26		19	19,000
			116,915
Total Capital Trusts – 0.1%			288,392

		Shares
Preferred Stocks
Switzerland — 0.0%
UBS AG, 9.38% (h)		7,177	118,636
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		6,606	180,410
United States — 0.7%
Chesapeake Energy Corp., 5.75% (d)(h)		602	612,535
General Motors Co., 4.75% (h)		8,083	338,274
Health Care Reit, Inc., 6.50% (h)		3,386	177,020
PPL Corp. (h):
8.75%,		3,594	193,177
9.50%,		3,986	216,001
SandRidge Energy, Inc., 7.00%		1,624	197,925
US Bancorp, 6.50% (e)		6,000	163,140
Wells Fargo & Co., Series L, 7.50% (h)		125	139,588
			2,037,660
Total Preferred Stocks – 0.8%			2,336,706
Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		7,251	194,848
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)		15,282	349,201
Omnicare Capital, 4.00%, 6/15/33		2,166	102,692
Wachovia Capital Trust IV, 6.38%, 3/01/67		750	18,779
Total Trust Preferreds – 0.2%			665,520
Total Preferred Securities – 1.1%			3,290,618

Warrants (n)
Australia — 0.0%
TFS Corp., Ltd. (Expires 7/15/18)		124,320	10,609
Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)		3,427	1,821
United States — 0.0%
Ford Motor Co. (Expires 1/01/13)		15,447	53,755
Total Warrants – 0.0%		66,185
Total Long-Term Investments
(Cost – $252,075,884) – 88.0%			253,799,499

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations
Bank Negara Malaysia Monetary Notes, 2.82%, 4/03/12 (o)	MYR	1,829	$596,891
Japan Treasury Discount Bill, 0.10%, 5/14/12 (o)	JPY	50,000	604,012
Malaysia Government Bond, Series 0109, 2.51%, 8/27/12	MYR	3,344	1,089,252
Mexico Cetes, 4.48%, 5/03/12 (o)	MXN	7,000	544,946
Singapore Treasury Bill, 0.31%, 5/03/12 (o)	SGD	706	561,476
Total Foreign Agency Obligations – 1.2%			3,396,577

		Shares
Money Market Funds
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.14% (m)(p)		149,764	149,764
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money
Market Series, 0.24% (m)(p)(q)	USD	205	205,033
Total Money Market Funds – 0.1%			354,797
		Par (000)
Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co., 3.34%	AUD	16	16,058
Europe — 0.0%
Brown Brothers Harriman & Co., 0.05%	EUR	6	8,028
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%	JPY	935	11,298
South Africa — 0.0%
Brown Brothers Harriman & Co., 4.25%	ZAR	41	5,302
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.06%	GBP	3	4,178
United States — 0.0%
Brown Brothers Harriman & Co., 0.07%	USD	—	437
Total Time Deposits – 0.0%			45,301

US Treasury Obligations
US Treasury Bills (o):
0.01% - 0.03%, 4/12/12		4,300	4,299,961
0.09% - 0.10%, 4/19/12		850	849,957
0.08%, 5/10/12		3,025	3,024,731
0.02% - 0.10%, 5/17/12		3,700	3,699,727
0.06% - 0.07%, 5/24/12		1,675	1,674,844
0.04% - 0.12%, 5/31/12		3,000	2,999,730
0.06% - 0.08%, 6/07/12		1,250	1,249,862
0.03% - 0.10%, 6/14/12		2,450	2,449,701
0.04% - 0.10%, 6/21/12		5,575	5,574,231
0.05%, 6/28/12		750	749,873
0.06%, 7/05/12		1,800	1,799,660
0.09%, 8/02/12		1,400	1,399,549
Total US Treasury Obligations – 10.3%			29,771,826
Total Short-Term Securities
(Cost – $33,632,491) – 11.6%			33,568,501

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Exchange-Traded Call Options — 0.0%
Apple, Inc., Strike Price USD 510.00, Expires 4/21/12	1	$9,095
Intel Corp., Strike Price USD 27.00, Expires 7/21/12	115	21,447
Microsoft Corp., Strike Price USD 32.00, Expires 5/19/12	12	1,212
S&P 500 Index:
Strike Price USD 1,385.00, Expires 4/21/12	6	19,260
Strike Price USD 1,390.00, Expires 5/19/12	6	22,980
		73,994
Exchange-Traded Put Options — 0.0%
ConocoPhillips:
Strike Price USD 70.00, Expires 8/18/12	212	41,234
Strike Price USD 70.00, Expires 1/19/13	212	85,860
Mead Johnson Nutrition Corp., Strike Price USD 65.00, Expires 5/19/12	8	88
Nasdaq 100 Stock Index, Strike Price USD 2,500.00, Expires 4/21/12	17	4,845
S&P 500 Index, Strike Price USD 1,300.00, Expires 4/21/12	11	1,787
Union Pacific Corp., Strike Price USD 105.00, Expires 5/19/12	34	9,775
		143,589
Over-the-Counter Call Options — 0.1%
Deutsche Borse AG German Stock Index, Strike Price USD 7,258.78, Expires 9/21/12, Broker Goldman Sachs International	49	11,988
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	3,381	1,341
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	7,234	1,553
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	10,020	16,001
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA	3,277	33,795
Nikkei 225 Index, Strike Price USD 9,774.71, Expires 12/14/12, Broker Citibank NA	60	52,876
S&P 500 Index:
Strike Price USD 1,410.47, Expires 8/17/12, Broker JPMorgan Chase Bank NA	419	20,087
Strike Price USD 1,412.15, Expires 8/17/12, Broker UBS AG	352	16,539
Strike Price USD 1,425.00, Expires 9/21/12, Broker Bank of America NA	521	25,183
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	985	1,229
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	1,482	1,829
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	1,003	6,046
Strike Price USD 8,807.55, Expires 6/19/13, Broker Credit Suisse International	988	8,075
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	828	8,237
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	494	4,290
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Contracts	Value
Options Purchased
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index (concluded):
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA		1,653	$ 16,446
Tokyo Stock Price Index, Strike Price JPY 825.00, Expires 6/08/12, Broker Morgan Stanley International		89,908	44,084
			269,599
Over-the-Counter Put Options — 0.1%
Antofagasta Plc:
Strike Price GBP 12.76, Expires 4/27/12		4,741	9,669
Strike Price GBP 12.96, Expires 4/30/12		4,561	10,714
CAC 40 Index:
Strike Price USD 2,850.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA		203	2,863
Strike Price USD 2,850.00, Expires 5/18/12, Broker UBS AG		203	2,863
Strike Price USD 3,350.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA		203	21,651
Strike Price USD 3,350.00, Expires 5/18/12, Broker UBS AG		203	21,650
Deutsche Borse AG German Stock Index:
Strike Price USD 5,500.00, Expires 5/18/12, Broker BNP Paribas		53	471
Strike Price USD 5,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA		53	471
Strike Price USD 6,500.00, Expires 5/18/12, Broker BNP Paribas		53	3,900
Strike Price USD 6,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA		53	3,900
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 41.36, Expires 4/30/12, Broker Credit Suisse International		3,224	12,288
Rio Tinto Plc, Strike Price GBP 35.30, Expires 4/27/12, Broker Morgan Stanley International		4,996	13,074
Russell 2000 Index:
Strike Price USD 703.15, Expires 4/20/12, Broker Goldman Sachs International		1450	164
Strike Price USD 701.68, Expires 5/18/12, Broker Morgan Stanley International		374	$1,104
Strike Price USD 785.75, Expires 6/12/12, Broker Credit Suisse International		620	12,342
Strike Price USD 782.56, Expires 7/20/12, Broker BNP Paribas		309	8,481
Strike Price USD 807.90, Expires 8/17/12, Broker BNP Paribas		420	17,464
Strike Price USD 800.00, Expires 9/13/12, Broker Bank of America NA		734	32,244
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase Bank NA		419	21,974
			197,287
		Notional Amount (000)
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 3% and receive a floating rate based on 6-month LIBOR, expiring 8/21/22, Broker Morgan Stanley & Co., Inc.	JPY	124,318	84
Total Options Purchased
(Cost – $1,131,850) – 0.2%			684,553
Total Investments Before Structured Options and Options Written
(Cost – $286,840,225) – 99.8%			288,052,553

		Units
Over-the-Counter Structured Options
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12 , Broker Citibank NA		1,080	(6,355)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 calls strike 8,775.89, Expires 12/19/12,Broker Citibank NA		1,073	(10,433)
Over-the-Counter Structured Options
Total Over-the-Counter Structured Options
(Premiums Received – $—) – 0.0%			(16,788)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options — (0.3)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	65	$(8,775)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	16	(265,680)
Applied Materials, Inc., Strike Price USD 12.00, Expires 7/21/12	250	(22,625)
Cisco Systems, Inc., Strike Price USD 20.00, Expires 1/19/13	83	(20,370)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	295	(12,980)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	32	(8,496)
Electronic Arts, Inc., Strike Price USD 20.00, Expires 1/19/13	78	(7,722)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	41	(24,293)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	14	(26,180)
Juniper Networks, Inc., Strike Price USD 23.00, Expires 7/21/12	140	(24,640)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	23	(3,795)
McDonalds Corp., Strike Price USD 105.00, Expires 1/19/13	14	(3,374)
NetApp, Inc., Strike Price USD 42.00, Expires 1/19/13	78	(54,600)
Oracle Corp., Strike Price USD 30.00, Expires 1/19/13	106	(24,963)
Polycom, Inc., Strike Price USD 27.50, Expires 7/21/12	52	(780)
QUALCOMM, Inc., Strike Price USD 65.00, Expires 4/21/12	25	(9,312)
Ralph Lauren Corp., Strike Price USD 170.00, Expires 4/21/12	2	(1,290)
SanDisk Corp., Strike Price USD 50.00, Expires 1/19/13	40	(26,100)
Sara Lee Corp., Strike Price USD 20.00, Expires 4/21/12	174	(27,840)
SM Energy Corp., Strike Price USD 85.00, Expires 5/19/12	14	(490)
Universal Health Services, Inc., Strike Price USD 40.00, Expires 7/21/12	37	(14,245)
US Bancorp, Strike Price USD 30.00, Expires 6/16/12	48	(11,376)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	16	(15,360)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	46	(36,570)
Strike Price USD 40.00, Expires 1/19/13	42	(34,440)
Whiting Petroleum Corp.:
Strike Price USD 52.50, Expires 1/19/13	39	(34,710)
Strike Price USD 72.50, Expires 1/19/13	17	(3,485)
		(724,491)
Exchange-Traded Put Options — (0.0)%
Apple, Inc., Strike Price USD 475.00, Expires 4/21/12	1	(57)
ConocoPhillips:
Strike Price USD 60.00, Expires 8/18/12	212	(10,918)
Strike Price USD 55.00, Expires 1/19/13	212	(26,182)
Intel Corp., Strike Price USD 25.00, Expires 7/21/12	115	(5,175)
Nasdaq 100 Stock Index, Strike Price USD 2,350.00, Expires 4/21/12	17	(1,232)

Quicksilver Resources, Inc., Strike Price USD 6.00, Expires 6/16/12	70	(8,400)
		(51,964)
Over-the-Counter Call Options — (0.1)%
Deutsche Borse AG German Stock Index, Strike Price USD 7,828.10,
Expires 9/21/12, Broker Goldman Sachs International	49	(3,346)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley International	2,100	(5,082)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12,
Broker Credit Suisse International	10,020	(316)
Nikkei 225 Index, Strike Price USD 10,828.27, Expires 12/14/12, Broker Citibank NA	60	(20,816)
Russell 2000 Index:
Strike Price USD 771.17, Expires 4/20/12, Broker Goldman Sachs International	450	(27,535)
Strike Price USD 786.96, Expires 5/18/12, Broker Morgan Stanley International	374	(20,513)
Strike Price USD 804.63, Expires 6/12/12, Broker Credit Suisse International	620	(29,762)
Strike Price USD 813.83, Expires 7/20/12, Broker BNP Paribas Securities	309	(15,354)
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
Russell 2000 Index (concluded):
Strike Price USD 877.51, Expires 8/17/12, Broker BNP Paribas	420	$(9,561)
Strike Price USD 833.69, Expires 9/13/12, Broker Bank of America NA	734	(34,789)
Strike Price USD 894.56, Expires 10/19/12, Broker JPMorgan Chase Bank NA	419	(10,699)
Unilever NV CVA, Strike Price EUR 26.00, Expires 6/15/12, Broker Morgan Stanley International	6,287	(4,927)
		(182,700)
Over-the-Counter Put Options — (0.1)%
Antofagasta Plc:
Strike Price GBP 10.80, Expires 4/27/12	4,741	(929)
Strike Price GBP 10.97, Expires 4/30/12	4,561	(1,347)
CAC 40 Index:
Strike Price USD 3,100.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	406	(15,783)
Strike Price USD 3,100.00, Expires 5/18/12, Broker UBS AG	406	(15,783)
Deutsche Borse AG German Stock Index:
Strike Price USD 6,000.00, Expires 5/18/12, Broker BNP Paribas	106	(2,657)
Strike Price USD 6,000.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	106	(2,657)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 36.05,
Expires 4/30/12, Broker Credit Suisse International	3,224	(2,696)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	3,381	(16,019)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	7,234	(42,502)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	10,020	(29,620)
Nikkei 225 Index, Strike Price USD 8,877.23, Expires 12/14/12, Broker Citibank NA	60	(16,847)
Rio Tinto Plc, Strike Price GBP 29.87, Expires 4/27/12, Broker Morgan Stanley International	4,996	(526)
Russell 2000 Index:
Strike Price USD 609.88, Expires 4/20/12, Broker Goldman Sachs International	450	(9)
Strike Price USD 611.72, Expires 5/18/12, Broker Morgan Stanley International	374	(170)
Strike Price USD 703.04, Expires 6/12/12, Broker Credit Suisse International	620	(3,879)
Strike Price USD 700.19, Expires 7/20/12, Broker BNP Paribas	309	(3,481)
Strike Price USD 725.04, Expires 8/17/12, Broker BNP Paribas	420	(8,069)
Strike Price USD 700.00, Expires 9/13/12, Broker Bank of America NA	734	(13,667)
Strike Price USD 730.12, Expires 10/19/12, Broker JPMorgan Chase Bank NA	419	(12,477)
S&P 500 Index:
Strike Price USD 1,191.58, Expires 8/17/12, Broker UBS AG	352	(4,697)
Strike Price USD 1,240.54, Expires 8/17/12, Broker Morgan Stanley International	419	(7,685)
Strike Price USD 1,175.00, Expires 9/21/12, Broker Bank of America NA	521	(9,143)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	985	(14,926)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	1,482	(26,125)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	1,003	(23,420)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	988	(27,165)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	494	(11,565)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	502	(13,368)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	1,002	(26,748)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Contracts	Value
Options Written
Over-the-Counter Put Options (concluded)
Taiwan Taiex Index (concluded):
Tokyo Stock Price Index, Strike Price JPY 675.00, Expires 6/08/12, Broker Morgan Stanley International		49,400	$(483)
			(354,443)
		Notional Amount (000)

Over-the-Counter Put Swaptions — (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month
LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	JPY	124,318	(2,738)
Total Options Written
(Premiums Received – $1,297,906) – (0.4)%			(1,316,336)

Total Investments, Net of Structured Options and Options Written (Cost - $285,542,319-) – 99.4%			286,719,429
Other Assets Less Liabilities – 0.6%			1,771,181
Net Assets – 100.0%			$288,490,610

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes, were as follows:
Aggregate cost	$288,147,792
Gross unrealized appreciation	$19,406,681
Gross unrealized depreciation	(19,501,920)
Net unrealized depreciation	$(95,239)

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Convertible security.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(m)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain/(Loss)	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	140,603	9,161	—	149,764	$ 149,764	—	$78
BlackRock Liquidity Series LLC, Money Market Series	$155,028	$50,005	—	$ 205,033	$ 205,033	—	$349
iShares Gold Trust	66,631	—	(1,556)	65,075	$ 1,058,770	$4,935	—
iShares Silver Trust	2,485	—	(2,485)	—	—	4,000	—

(n)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(p)	Represents the current yield as of report date.
(q)	Security was purchased with the cash collateral from loaned securities.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
SPDR	Standard and Poor's Depositary Receipts
THB	Thai Baht
TWD	Taiwan Dollar
USD	US Dollar

•	Financial futures contracts sold as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
6	MSCI Taiwan Index	Stock Exchange of Singapore	April 2012	USD	169,380	$2,316
12	Nikkei 225 Index	Chicago Mercantile	June 2012	JPY	60,990,000	(25,936)
10	DJ Euro Stoxx 50 Index	Eurex Mercantile	June 2012	EUR	240,900	6,349
1	FTSE 100 Index	London Stock Exchange	June 2012	GBP	57,295	2,588
24	S&P 500 E-Mini Index Future	Chicago Mercantile	June 2012	USD	1,683,840	(18,618)
Total						$(33,301)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	171,715	EUR	129,557	JPMorgan Chase Bank NA	4/02/12	$(1,075)
USD	18,504	JPY	1,519,810	Barclays Bank Plc	4/02/12	142
USD	9,469	THB	292,129	Brown Brothers Harriman	4/02/12	—
MYR	1,829,000	USD	596,368	HSBC Securities	4/03/12	662
USD	7,655	EUR	5,747	Brown Brothers Harriman	4/03/12	(10)
USD	4,169	GBP	2,612	Brown Brothers Harriman	4/03/12	(9)
USD	162,010	GBP	101,320	Credit Suisse Securities (USA) LLC	4/03/12	(51)
USD	11,375	JPY	935,139	Brown Brothers Harriman	4/03/12	77
USD	12,699	JPY	1,046,446	Deutsche Bank Securities Inc.	4/03/12	56
USD	1,185,645	MYR	3,658,000	HSBC Securities	4/03/12	(8,414)
USD	13,160	THB	406,125	Brown Brothers Harriman	4/03/12	(4)
JPY	49,859,400	USD	600,000	Deutsche Bank Securities Inc.	4/05/12	2,395
USD	1,172,180	JPY	94,455,437	Deutsche Bank Securities Inc.	4/05/12	30,982
USD	271,107	MYR	828,477	Brown Brothers Harriman	4/05/12	673
KRW	249,105,880	USD	219,573	Deutsche Bank Securities Inc.	4/06/12	230
CNH	5,824,418	USD	911,245	UBS AG	4/11/12	10,766
USD	124,143	CNH	783,280	UBS AG	4/11/12	149
NOK	3,047,743	USD	533,755	Deutsche Bank Securities Inc.	4/12/12	1,244
NOK	3,711,708	USD	650,264	UBS AG	4/12/12	1,287
USD	333,530	EUR	253,400	Credit Suisse Securities (USA) LLC	4/12/12	(4,442)
USD	203,968	EUR	155,000	UBS AG	4/12/12	(2,764)
CNY	10,374,265	USD	1,642,927	Credit Suisse Securities (USA) LLC	4/13/12	4,127
TWD	9,221,560	USD	312,066	HSBC Securities	4/13/12	389
USD	715,279	EUR	533,870	UBS AG	4/13/12	3,227
USD	1,132,291	GBP	709,100	Deutsche Bank Securities Inc.	4/13/12	(1,842)
USD	744,806	GBP	467,250	JPMorgan Chase Bank NA	4/13/12	(2,513)
USD	988,887	AUD	968,054	Credit Suisse Securities (USA) LLC	4/16/12	(12,397)
CAD	300,777	USD	303,610	Credit Suisse Securities (USA) LLC	4/19/12	(2,165)
CAD	278,092	USD	280,709	Deutsche Bank Securities Inc.	4/19/12	(1,999)
USD	618,882	EUR	473,260	Deutsche Bank Securities Inc.	4/19/12	(12,347)
USD	898,055	GBP	571,100	JPMorgan Chase Bank NA	4/19/12	(15,326)
CHF	206,508	EUR	170,216	Credit Suisse Securities (USA) LLC	4/20/12	1,777
CHF	926,215	EUR	764,645	UBS AG	4/20/12	6,362
SGD	544,095	USD	434,241	JPMorgan Chase Bank NA	4/20/12	(1,400)
USD	714,825	JPY	59,779,000	Credit Suisse Securities (USA) LLC	4/20/12	(7,507)
USD	282,921	JPY	23,674,800	Deutsche Bank Securities Inc.	4/20/12	(3,151)
USD	200,000	AUD	193,783	JPMorgan Chase Bank NA	4/26/12	(209)
USD	500,000	AUD	482,856	JPMorgan Chase Bank NA	4/26/12	1,134
USD	396,125	AUD	379,441	UBS AG	4/26/12	4,103
USD	768,038	EUR	580,870	Credit Suisse Securities (USA) LLC	4/26/12	(6,744)
USD	652,389	EUR	493,300	Deutsche Bank Securities Inc.	4/26/12	(5,589)
CHF	141,213	EUR	117,165	UBS AG	4/27/12	197
SGD	556,635	USD	439,885	HSBC Securities	4/27/12	2,934
USD	301,968	GBP	190,600	Deutsche Bank Securities Inc.	4/27/12	(2,850)
USD	403,951	GBP	255,000	Goldman Sachs & Co.	4/27/12	(3,859)
USD	550,163	MXN	7,000,000	UBS AG	5/03/12	4,611
JPY	30,000,000	USD	387,097	Credit Suisse Securities (USA) LLC	5/14/12	(24,521)
USD	1,045,711	JPY	80,000,000	Credit Suisse Securities (USA) LLC	5/14/12	78,843
USD	22,978	AUD	22,348	Goldman Sachs & Co.	5/15/12	(62)
AUD	1,739,000	USD	1,697,351	JPMorgan Chase Bank NA	11/15/12	61,991
USD	492,275	AUD	487,546	Goldman Sachs & Co.	11/15/12	(974)
USD	482,616	AUD	475,817	Goldman Sachs & Co.	11/15/12	1,234
USD	1,699,525	AUD	1,739,000	JPMorgan Chase Bank NA	11/15/12	(59,817)
Total						$37,551

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
1.63%[1]	3-Month LIBOR	UBS AG	9/12/15	$ 3,948	$8,619
1.57%[1]	3-Month LIBOR	UBS AG	9/15/15	$ 3,785	5,769
1.56%1	3-Month LIBOR	Bank of America NA	9/23/15	$ 3,820	4,928
Total					$19,316

1 Portfolio pays a floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:
Reference Entity	Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Amount		Counterparty	Expiration Date	Contract Amount (000)		Unrealized Appreciation
HSCEI Dividend Point Index
Futures December 2012	Receives	HKD	1,100,125	Citibank NA	12/31/12	HKD	65	$14,652
SGX Nikkei Stock Average
Dividend Point Index Futures
December 2012	Receives	JPY	8,596,500	Citibank NA	3/29/13	JPY	5	12,064
SGX Nikkei Stock Average
Dividend Point Index Futures
December 2013	Receives	JPY	14,748,300	Citibank NA	3/31/14	JPY	9	23,846
Total								$50,561

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$291,145	—	—	$291,145
Australia	—	$2,811,381	—	2,811,381
Austria	—	60,089	—	60,089
Belgium	—	181,606	—	181,606
Brazil	6,396,175	—	—	6,396,175
Canada	7,102,639	—	—	7,102,639
Chile	145,502	—	—	145,502
China	—	3,149,309	—	3,149,309
Egypt	150,782	—	—	150,782
France	315,368	3,365,275	—	3,680,643
Germany	69,706	6,922,267	—	6,991,973
Hong Kong	—	1,958,413	—	1,958,413
India	—	1,069,306	—	1,069,306
Indonesia	—	274,424	—	274,424
Ireland	223,914	—	—	223,914
Israel	686,981	—	—	686,981
Italy	—	1,393,352	—	1,393,352
Japan	—	18,883,469	—	18,883,469
Kazakhstan	408,115	—	—	408,115
Luxembourg	—	46,720	—	46,720
Malaysia	—	1,174,301	—	1,174,301
Mexico	742,483	—	—	742,483
Netherlands	239,291	891,741	—	1,131,032
Norway	—	663,638	—	663,638
Philippines	129,231	—	—	129,231
Portugal	—	91,536	—	91,536
Russia	1,742,168	856,416	—	2,598,584
Singapore	—	2,458,565	—	2,458,565
South Africa	527,401	162,801	—	690,202
South Korea	594,557	1,875,515	—	2,470,072
Spain	63,359	329,820	—	393,179
Sweden	—	270,197	—	270,197
Switzerland	190,498	2,739,918	—	2,930,416
Taiwan	343,097	1,404,010	—	1,747,107
Thailand	812,177	—	—	812,177
Turkey	—	780,597	—	780,597
United Kingdom	2,264,674	5,982,684	—	8,247,358
United States	98,679,210	—	—	98,679,210
Asset-Backed Securities	—	180,251	—	180,251
Corporate Bonds	—	17,217,706	$1,292,207	18,509,913
Floating Rate Loan Interests…	—	—	563,973	563,973
Foreign Agency Obligations…	—	22,580,945	—	22,580,945
Non-Agency Mortgage-Backed Securities	—	252,156	—	252,156
US Treasury Obligations	—	20,247,250	—	20,247,250
Investment Companies	6,192,385	—	—	6,192,385
Preferred Securities	2,073,130	1,217,488	—	3,290,618
Total Warrants	55,576	10,609	—	66,185
Short-Term Securities	195,065	33,373,436	—	33,568,501
Total	$130,634,629	$154,877,191	$1,856,180	$287,368,000

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$228,836	$517,447	—	$746,283
Foreign currency exchange contracts	—	251,014	—	251,014
Interest rate contracts	—	19,400	—	19,400
Liabilities:
Equity contracts	(821,009)	(537,143)	$(16,788)	(1,374,940)
Foreign currency exchange contracts	—	(213,463)	—	(213,463)
Interest rate contracts	—	(2,738)	—	(2,738)
Total	$(592,173)	$34,517	$(16,788)	$(574,444)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Portfolio’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$81,716	—	—	$81,716
Foreign
Currency	21,485	—	—	21,485
Liabilities:
Collateral on
Securities
Loaned at
Value	(205,033)	—	—	(205,033)
Total	$(101,832)	—	—	$(101,832)

Certain of the Portfolio's investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.

A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	23

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of December 31,
2011	$137	$2,266,255	$809,234	$3,075,626
Transfers into Level 3[1]	—	—	—
Transfers out of Level 3[1]	—	—	—
Accrued discounts/ premiums	—	(765)	401	(364)
Net realized gain (loss)	—	316,257	1,091	317,348
Net change in unrealized appreciation/
depreciation[2]	(137)	(301,233)	6,522	(294,848)
Purchases	—	300,000	7,593	307,593
Sales	—	1,288,307)	(260,868)	(1,549,175)
Closing Balance, as of March 31,2012	—	$1,292,207	$563,973	$1,856,180

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $ (298,199).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts
	Assets	Liabilities	Total
Opening balance, as of December 31, 2011	$281,440	$(881,620)	$(600,180)
Transfers into Level 3[1]	—	---	—
Transfers out of Level 3[1]	(114,161)	674,797	560,636
Accrued discounts/ premium	—	---	—
Net realized gain (loss)	(190,666)	200,502	9,836
Net change in unrealized appreciation/ depreciation[3]	110,583	(4,155)	106,428
Purchases	—	—	—
Issues[4]	—	—	—
Sales	(87,196)	(6,312)	(93,508)
Settlements[5]	—
Closing balance, as of March 31, 2012	$—	$(16,788)	$(16,788)

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2012 was $50,003.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	24

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 2.1%
Delphi Automotive Plc (a)	1,332	$42,091
Delphi Automotive Plc (180-day lock) (acquired 11/17/11, cost $225,191) (a)(b)	31,108	966,629
		1,008,720
Chemicals — 0.1%
CF Industries Holdings, Inc.	300	54,795
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	63
Energy Equipment & Services — 0.2%
Transocean Ltd.	1,500	82,050
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	15,059	7,530
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	13,864	19,737
Ainsworth Lumber Co. Ltd. (a)(c)	15,671	22,310
		42,047
Pharmaceuticals — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,020	13,576
Software — 0.0%
Bankruptcy Management Solutions, Inc.	117	2
Total Common Stocks – 2.5%		1,208,783

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	$50	53,000
7.13%, 3/15/21	180	192,825
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	84	90,930
		336,755
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	121	125,735
Series 2, 12.38%, 8/16/15	122	127,115
		252,850
Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	133	140,315
Delta Air Lines, Inc., Series 2009-1-B, 9.75%, 6/17/18	39	41,258
United Air Lines, Inc., 12.75%, 7/15/12	196	201,817
		383,390
Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)	36	37,980
Baker Corp. International, Inc., 8.25%, 6/01/19 (c)	50	51,500
Delphi Corp., 6.13%, 5/15/21 (c)	60	63,900
Icahn Enterprises LP, 8.00%, 1/15/18	230	239,200
Icahn Enterprises LP (c):
4.00%, 8/15/13 (d)(e)	50	49,800
8.00%, 1/15/18	270	280,800
IDQ Holdings, Inc., 11.50%, 4/01/17 (c)	85	87,125
International Automotive Components Group, SL, 9.13%, 6/01/18 (c)	10	8,700
Titan International, Inc., 7.88%, 10/01/17	85	90,525
		909,530
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (c)	32	32,653
Building Products — 0.5%
Building Materials Corp. of America (c):
7.00%, 2/15/20	60	63,750
6.75%, 5/01/21	100	106,125
Momentive Performance Materials, Inc., 11.50%, 12/01/16	90	74,700
		244,575
Capital Markets — 0.8%
American Capital Ltd., 7.96%, 12/31/13 (f)	90	91,391
E*Trade Financial Corp.:
12.50%, 11/30/17	100	116,375
3.52%, 8/31/19 (c)(e)(g)	37	39,682
Series A, 4.07%, 8/31/19 (e)(g)	1	1,073
KKR Group Finance Co., 6.38%, 9/29/20 (c)	120	125,652
		374,173
Chemicals — 4.7%
American Pacific Corp., 9.00%, 2/01/15 (f)	120	120,750
Celanese US Holdings LLC:
6.63%, 10/15/18	110	117,150
5.88%, 6/15/21	145	152,975
Chemtura Corp., 7.88%, 9/01/18	90	96,750

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Chemicals (concluded)
Hexion US Finance Corp.:
8.88%, 2/01/18	$25	$25,875
6.63%, 4/15/20 (c)	110	112,475
9.00%, 11/15/20	115	106,950
Huntsman International LLC:
8.63%, 3/15/20	15	16,763
8.63%, 3/15/21	15	16,838
Ineos Finance Plc, 8.38%, 2/15/19 (c)	100	105,750
Kinove German Bondco GmbH, 9.63%, 6/15/18 (c)	200	208,000
Koppers, Inc., 7.88%, 12/01/19	135	144,112
Kraton Polymers LLC, 6.75%, 3/01/19	25	25,812
Lyondell Chemical Co., 11.00%, 5/01/18	210	232,050
LyondellBasell Industries NV, 5.75%, 4/15/24 (c)(h)	480	478,800
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)	35	34,650
NOVA Chemicals Corp., 8.63%, 11/01/19	155	176,700
PolyOne Corp., 7.38%, 9/15/20	40	42,400
Solutia, Inc., 8.75%, 11/01/17	15	17,006
TPC Group LLC, 8.25%, 10/01/17	10	10,475
		2,242,281
Commercial Banks — 2.4%
CIT Group, Inc.:
7.00%, 5/02/16 (c)	333	333,832
7.00%, 5/02/17 (c)	560	561,400
5.25%, 3/15/18	120	122,400
5.50%, 2/15/19 (c)	110	112,200
Eksportfinans ASA, 0.78%, 4/05/13 (d)	15	14,450
		1,144,282
Commercial Services & Supplies — 2.3%
ARAMARK Corp.:
4.05%, 2/01/15	110	109,175
8.50%, 2/01/15	26	26,650
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(i)	40	41,000
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	110	106,690
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)	3	2,895
Casella Waste Systems, Inc., 7.75%, 2/15/19	96	95,040
Clean Harbors, Inc., 7.63%, 8/15/16	50	52,625
Covanta Holding Corp., 6.38%, 10/01/22	45	45,719
International Lease Finance Corp., 8.63%, 9/15/15	30	33,000
Iron Mountain, Inc., 7.75%, 10/01/19	50	54,625
Mobile Mini, Inc., 7.88%, 12/01/20	100	106,500
RSC Equipment Rental, Inc.:
9.50%, 12/01/14	10	10,275
10.00%, 7/15/17 (c)	125	145,000
8.25%, 2/01/21	212	225,780
West Corp., 8.63%, 10/01/18	25	27,438
		1,082,412
Communications Equipment — 0.4%
Avaya, Inc., 9.75%, 11/01/15	100	98,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	70	73,150
		171,650
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17	50	59,188
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (c)	45	47,025
URS Corp., 5.00%, 4/01/22 (c)	60	59,310
		106,335
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17	75	81,000
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	100	109,236
5.88%, 8/02/21	279	300,926
Residential Capital LLC, 9.63%, 5/15/15	50	42,500
Toll Brothers Finance Corp., 5.88%, 2/15/22	45	46,252
		579,914
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (c)	200	209,500
Ball Corp., 5.75%, 5/15/21	35	37,188
Berry Plastics Corp.:
4.35%, 9/15/14 (d)	55	53,350
8.25%, 11/15/15	85	90,737
9.75%, 1/15/21	55	60,088
Cascades, Inc., 7.75%, 12/15/17	100	100,000
Crown Americas LLC, 6.25%, 2/01/21	75	80,625
Graphic Packaging International, Inc., 7.88%, 10/01/18	70	77,525
Greif, Inc., 7.75%, 8/01/19	50	56,500
Sealed Air Corp. (c):
8.13%, 9/15/19	70	77,262
8.38%, 9/15/21	40	44,950
		887,725

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Consumer Services — 0.3%
ServiceMaster Co., 8.00%, 2/15/20 (c)	$125	$133,125
Diversified Financial Services — 3.4%
Ally Financial, Inc., 8.00%, 11/01/31	270	297,675
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	72	76,860
DPL, Inc., 7.25%, 10/15/21 (c)	160	177,600
General Motors Financial Co., Inc., 6.75%, 6/01/18	20	21,361
Lehman Brothers Holdings, Inc. (a)(j):
5.75%, 5/17/13	110	32,175
8.80%, 3/01/15	30	8,775
Leucadia National Corp., 8.13%, 9/15/15	144	161,280
Reynolds Group Issuer, Inc. (c):
7.75%, 10/15/16 (f)	115	121,613
7.88%, 8/15/19	240	258,000
9.88%, 8/15/19	215	219,837
6.88%, 2/15/21	100	103,500
WMG Acquisition Corp. (c):
9.50%, 6/15/16	20	21,800
11.50%, 10/01/18	110	117,700
		1,618,176
Diversified Telecommunication Services — 2.1%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	165	146,025
GCI, Inc., 6.75%, 6/01/21	56	56,350
ITC Deltacom, Inc., 10.50%, 4/01/16	60	63,000
Level 3 Communications, Inc., 6.50%, 10/01/16	40	64,000
Level 3 Financing, Inc. (c):
8.13%, 7/01/19	340	351,050
8.63%, 7/15/20	210	220,500
tw telecom Holdings, Inc., 8.00%, 3/01/18	10	10,925
Windstream Corp., 7.88%, 11/01/17	100	110,250
		1,022,100
Electric Utilities — 0.4%
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (c)	110	107,520
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (c)	75	81,750
		189,270
Energy Equipment & Services — 3.5%
Antero Resources Finance Corp., 7.25%, 8/01/19 (c)	30	30,900
Atwood Oceanics, Inc., 6.50%, 2/01/20	40	42,000
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	120	120,600
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21	80	81,600
Compagnie Generale de Geophysique - Veritas, 9.50%, 5/15/16	75	82,500
Forbes Energy Services Ltd., 9.00%, 6/15/19	70	68,250
Frac Tech Services LLC, 7.63%, 11/15/18 (c)	265	276,925
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (c)	25	25,125
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (c)	55	55,138
Key Energy Services, Inc.:
6.75%, 3/01/21	65	66,787
6.75%, 3/01/21 (c)	55	56,238
MEG Energy Corp., 6.50%, 3/15/21 (c)	235	246,162
Oil States International, Inc., 6.50%, 6/01/19	145	152,250
Peabody Energy Corp.:
6.25%, 11/15/21 (c)	245	240,100
7.88%, 11/01/26	85	87,975
Transocean, Inc., 6.38%, 12/15/21	50	56,258
		1,688,808
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18	45	50,175
Del Monte Corp., 7.63%, 2/15/19	35	34,825
JBS USA LLC, 11.63%, 5/01/14	20	23,300
Post Holdings, Inc., 7.38%, 2/15/22 (c)	55	57,613
		165,913
Health Care Equipment & Supplies — 0.9%
Bausch & Lomb, Inc., 9.88%, 11/01/15	20	21,050
Biomet, Inc.:
10.00%, 10/15/17	30	32,288
10.38%, 10/15/17 (i)	120	129,300
DJO Finance LLC:
10.88%, 11/15/14	46	46,690
8.75%, 3/15/18 (c)	65	65,650
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (c)	45	51,863
Teleflex, Inc., 6.88%, 6/01/19	55	59,262
		406,103
Health Care Providers & Services — 4.4%
Aviv Healthcare Properties LP:
7.75%, 2/15/19	40	41,100
7.75%, 2/15/19 (c)	30	30,525
Community Health Systems, Inc., 8.00%, 11/15/19 (c)	25	25,875

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Health Care Providers & Services (concluded)
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (c)	$30	$30,825
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (c)	167	182,030
HCA, Inc.:
6.50%, 2/15/20	210	220,500
7.88%, 2/15/20	160	175,800
7.25%, 9/15/20	195	212,306
5.88%, 3/15/22	90	90,112
IASIS Healthcare LLC, 8.38%, 5/15/19	180	175,050
INC Research LLC, 11.50%, 7/15/19 (c)	75	73,125
inVentiv Health, Inc. (c):
10.00%, 8/15/18	5	4,500
10.00%, 8/15/18	20	18,100
Omnicare, Inc., 7.75%, 6/01/20	150	166,500
PSS World Medical, Inc., 6.38%, 3/01/22 (c)	55	56,513
Symbion, Inc., 8.00%, 6/15/16	65	64,350
Tenet Healthcare Corp.:
10.00%, 5/01/18	62	70,990
6.25%, 11/01/18 (c)	230	237,475
8.88%, 7/01/19	90	100,800
USPI Finance Corp., 9.00%, 4/01/20 (c)(h)	45	46,350
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (c)	60	59,700
		2,082,526
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (c)	415	490,737
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17	200	218,000
10.00%, 12/15/18	489	377,752
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (c)	85	86,487
Diamond Resorts Corp., 12.00%, 8/15/18	230	246,100
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)	25	23,750
Fontainebleau Las Vegas Holdings LLC, 11.00%, 6/15/15 (c)	25	16
HRP Myrtle Beach Operations LLC, 4/01/12 (a)(c)(j)	250	—
MGM Resorts International:
13.00%, 11/15/13	50	57,938
4.25%, 4/15/15 (e)	90	95,287
11.13%, 11/15/17	135	152,719
Travelport LLC:
5.11%, 9/01/14 (d)	30	16,350
9.88%, 9/01/14	10	6,325
9.00%, 3/01/16	20	12,075
6.58%, 12/01/16 (c)(i)	81	57,510
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(j)	15	—
Waterford Gaming LLC, 8.63%, 9/15/14 (c)	88	33,131
Wynn Las Vegas LLC, 5.38%, 3/15/22 (c)	105	102,375
		1,485,815
Household Durables — 1.2%
Beazer Homes USA, Inc., 12.00%, 10/15/17	130	141,537
Jarden Corp., 7.50%, 5/01/17	30	33,000
Meritage Homes Corp., 7.00%, 4/01/22 (c)(h)	25	25,063
Pulte Group, Inc., 6.38%, 5/15/33	10	8,050
Ryland Group, Inc., 6.63%, 5/01/20	80	80,800
Standard Pacific Corp.:
10.75%, 9/15/16	100	115,000
8.38%, 1/15/21	150	157,500
		560,950
Household Products — 0.3%
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (c)	110	124,025
Independent Power Producers & Energy Traders — 3.5%
AES Corp.:
7.75%, 10/15/15	90	100,350
9.75%, 4/15/16	35	40,950
Calpine Corp. (c):
7.25%, 10/15/17	70	74,200
7.50%, 2/15/21	20	21,350
7.88%, 1/15/23	25	27,000
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20	1,005	1,095,450
11.75%, 3/01/22 (c)	125	127,812
Laredo Petroleum, Inc., 9.50%, 2/15/19	70	77,875
NRG Energy, Inc., 7.63%, 1/15/18	60	60,150
QEP Resources, Inc., 5.38%, 10/01/22	56	55,510
		1,680,647
Industrial Conglomerates — 1.4%
Sequa Corp. (c):
11.75%, 12/01/15	230	244,375
13.50%, 12/01/15	387	410,840
		655,215
Insurance — 0.4%
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)	60	64,800

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Insurance (concluded)
Genworth Financial, Inc., 7.63%, 9/24/21	$80	$82,758
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)	45	37,406
		184,964
IT Services — 2.2%
Alliance Data Systems Corp., 6.38%, 4/01/20 (c)	60	61,050
Epicor Software Corp., 8.63%, 5/01/19	100	102,250
Fidelity National Information Services, Inc., 5.00%, 3/15/22 (c)	70	68,950
First Data Corp.:
7.38%, 6/15/19 (c)	185	188,469
8.25%, 1/15/21 (c)	245	239,487
12.63%, 1/15/21	173	173,432
SunGard Data Systems, Inc.:
7.38%, 11/15/18	97	103,063
7.63%, 11/15/20	128	136,640
		1,073,341
Machinery — 0.6%
SPX Corp., 6.88%, 9/01/17	30	32,850
UR Financing Escrow Corp. (c):
5.75%, 7/15/18	45	46,069
7.38%, 5/15/20	80	81,800
7.63%, 4/15/22	140	143,850
		304,569
Media — 9.3%
Affinion Group, Inc., 7.88%, 12/15/18	115	104,650
AMC Networks, Inc., 7.75%, 7/15/21 (c)	70	78,050
CCO Holdings LLC:
7.88%, 4/30/18	50	54,000
7.38%, 6/01/20	96	104,160
6.50%, 4/30/21	139	143,865
Checkout Holding Corp., 10.69%, 11/15/15 (c)(g)	115	47,725
Cinemark USA, Inc., 8.63%, 6/15/19	40	44,400
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20 (c)	240	235,200
Series B, 9.25%, 12/15/17	999	1,095,154
DISH DBS Corp., 6.75%, 6/01/21	95	102,362
Gray Television, Inc., 10.50%, 6/29/15	105	109,200
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)	40	29,600
9.50%, 5/15/15	35	29,400
Harron Communications LP, 9.13%, 4/01/20 (c)	60	61,950
Intelsat Luxemburg SA:
11.25%, 6/15/16	100	105,250
11.25%, 2/04/17	90	93,600
11.50%, 2/04/17 (i)	280	291,200
Interactive Data Corp., 10.25%, 8/01/18	250	282,500
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	230	248,400
Lamar Media Corp., 5.88%, 2/01/22 (c)	20	20,350
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)	120	127,800
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	125	137,187
Nielsen Finance LLC:
11.63%, 2/01/14	26	30,030
7.75%, 10/15/18	220	242,550
ProQuest LLC, 9.00%, 10/15/18 (c)	90	77,850
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(e)(j)	163	82
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (c)	500	540,000
		4,436,515
Metals & Mining — 2.1%
Goldcorp, Inc., 2.00%, 8/01/14 (e)	115	138,719
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	85	107,100
Novelis, Inc., 8.75%, 12/15/20	625	684,375
Taseko Mines Ltd., 7.75%, 4/15/19	90	85,725
		1,015,919
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (i)	193	209,407
Oil, Gas & Consumable Fuels — 11.3%
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (c)	70	72,800
Berry Petroleum Co., 6.38%, 9/15/22	85	87,337
Bill Barrett Corp., 9.88%, 7/15/16	5	5,500
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (c)	50	51,000
Chesapeake Energy Corp., 9.50%, 2/15/15	10	11,450
Chesapeake Midstream Partners LP (c):
5.88%, 4/15/21	65	64,675
6.13%, 7/15/22	100	100,750
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (c)	20	19,850
Cimarex Energy Co., 5.88%, 5/01/22 (h)	60	61,200
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)	133	142,310

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
7.00%, 1/15/21	$80	$85,800
6.50%, 1/15/22	35	36,925
5.50%, 10/01/22	80	78,800
Consol Energy, Inc., 8.25%, 4/01/20	215	224,675
Continental Resources, Inc., 7.13%, 4/01/21	60	66,600
Copano Energy LLC, 7.13%, 4/01/21	65	68,413
Crosstex Energy LP, 8.88%, 2/15/18	25	26,563
Denbury Resources, Inc., 8.25%, 2/15/20	10	11,175
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17	155	167,787
7.75%, 6/15/19	85	87,550
Hilcorp Energy I LP (c):
8.00%, 2/15/20	130	140,400
7.63%, 4/15/21	145	156,600
Holly Energy Partners LP, 6.50%, 3/01/20 (c)	25	25,375
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (c)	65	68,737
Linn Energy LLC:
6.50%, 5/15/19 (c)	15	14,700
6.25%, 11/01/19 (c)	330	320,100
8.63%, 4/15/20	40	43,100
7.75%, 2/01/21	35	36,313
MarkWest Energy Partners LP:
6.75%, 11/01/20	50	54,000
6.25%, 6/15/22	85	89,250
Newfield Exploration Co.:
6.88%, 2/01/20	65	68,088
5.75%, 1/30/22	95	99,512
Niska Gas Storage US LLC, 8.88%, 3/15/18	10	9,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19	50	52,625
6.50%, 11/01/21	50	50,250
OGX Petroleo e Gas Participacoes SA (c):
8.50%, 6/01/18	750	779,250
8.38%, 4/01/22	200	202,000
PBF Holding Co. LLC, 8.25%, 2/15/20 (c)	55	56,100
PetroBakken Energy Ltd., 8.63%, 2/01/20 (c)	190	198,075
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)	110	114,400
Pioneer Natural Resources Co.:
6.65%, 3/15/17	20	22,866
6.88%, 5/01/18	65	76,451
7.50%, 1/15/20	35	42,809
7.20%, 1/15/28	45	54,369
Plains Exploration & Production Co.:
6.63%, 5/01/21	130	137,800
6.75%, 2/01/22	65	67,925
Precision Drilling Corp., 6.50%, 12/15/21 (c)	65	67,925
Range Resources Corp.:
6.75%, 8/01/20	30	32,550
5.75%, 6/01/21	135	141,750
5.00%, 8/15/22	60	59,250
Regency Energy Partners LP, 6.88%, 12/01/18	70	74,025
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)	75	76,638
Samson Investment Co., 9.75%, 2/15/20 (c)	100	101,250
SandRidge Energy, Inc., 7.50%, 3/15/21	65	64,025
SM Energy Co.:
6.63%, 2/15/19	20	21,200
6.50%, 11/15/21	100	106,500
Targa Resources Partners LP:
6.88%, 2/01/21	60	62,400
6.38%, 8/01/22 (c)	45	45,675
Vanguard Natural Resources, 7.88%, 4/01/20	50	49,637
Whiting Petroleum Corp., 6.50%, 10/01/18	30	31,950
		5,386,430
Paper & Forest Products — 2.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(i)	136	109,045
Boise Cascade LLC, 7.13%, 10/15/14	150	151,125
Boise Paper Holdings LLC:
9.00%, 11/01/17	90	99,225
8.00%, 4/01/20	150	165,000
Clearwater Paper Corp.:
10.63%, 6/15/16	80	89,600
7.13%, 11/01/18	60	63,600
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)	65	66,219
NewPage Corp., 11.38%, 12/31/14 (a)(j)	332	222,440
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)	25	23,375
		989,629
Pharmaceuticals — 0.7%
Jaguar Holding Co. II, 9.50%, 12/01/19 (c)	80	86,800
Spectrum Brands, Inc., 6.75%, 3/15/20 (c)	45	45,450
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16	200	203,500

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (c) (concluded):
7.25%, 7/15/22	$20	$19,800
		355,550
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	35	36,006
Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19	232	234,320
Rouse Co. LP, 6.75%, 5/01/13 (c)	65	66,788
		301,108
Real Estate Management & Development — 2.4%
Forest City Enterprises, Inc., 7.63%, 6/01/15	150	148,125
Realogy Corp.:
11.50%, 4/15/17	110	103,675
12.00%, 4/15/17	20	18,800
7.88%, 2/15/19 (c)	360	360,000
7.63%, 1/15/20 (c)	175	182,875
9.00%, 1/15/20 (c)	70	72,100
Shea Homes LP, 8.63%, 5/15/19 (c)	260	270,400
		1,155,975
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	15	15,638
Florida East Coast Railway Corp., 8.13%, 2/01/17	80	81,600
Hertz Corp.:
7.50%, 10/15/18	85	90,206
6.75%, 4/15/19 (c)	50	51,750
7.38%, 1/15/21	100	106,500
		345,694
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	90	86,850
Software — 0.9%
Lawson Software, Inc., 9.38%, 4/01/19 (c)(h)	320	331,200
Sophia LP, 9.75%, 1/15/19 (c)	111	118,492
		449,692
Specialty Retail — 1.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20	70	75,425
Claire's Stores, Inc., 9.00%, 3/15/19 (c)	50	51,687
Limited Brands, Inc., 5.63%, 2/15/22	30	30,263
Sally Holdings LLC, 6.88%, 11/15/19 (c)	75	79,875
Toys 'R' US-Delaware, Inc., 7.38%, 9/01/16 (c)	30	30,750
United Auto Group, Inc., 7.75%, 12/15/16	230	239,490
		507,490
Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%, 5/15/20	85	93,713
Trading Companies & Distributors — 0.4%
Aircastle, Ltd. (c):
6.75%, 4/15/17	80	80,000
7.63%, 4/15/20	70	70,000
Interline Brands, Inc., 7.00%, 11/15/18	50	52,750
		202,750
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (c)	150	156,750
Wireless Telecommunication Services — 4.5%
Cricket Communications, Inc., 7.75%, 5/15/16	120	126,600
Digicel Group Ltd. (c):
9.13%, 1/15/15	118	120,065
8.25%, 9/01/17	240	253,800
10.50%, 4/15/18	100	110,500
iPCS, Inc., 2.67%, 5/01/13 (d)	285	273,600
MetroPCS Wireless, Inc., 6.63%, 11/15/20	220	218,625
NII Capital Corp., 7.63%, 4/01/21	122	119,255
Sprint Capital Corp., 6.88%, 11/15/28	350	267,750
Sprint Nextel Corp. (c):
9.00%, 11/15/18	300	329,250
7.00%, 3/01/20	340	345,100
		2,164,545
Total Corporate Bonds – 84.8%		40,568,020

Floating Rate Loan Interests (d)
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 1.00%, 1/27/17	90	90,380
Capital Markets — 0.1%
Nuveen Investments, Inc. (First Lien), Incremental Term Loan, 7.25%, 5/13/17	65	65,216
Chemicals — 0.1%
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17	44	40,406
Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	40	40,174

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests (d)
Commercial Services & Supplies (concluded)
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16	$198	$198,673
		238,847
Communications Equipment — 0.0%
Avaya, Inc., Term Loan B, 3.24%, 10/24/14	15	14,399
Consumer Finance — 0.5%
Springleaf Finance Corp, Term Loan, 5.50%, 5/10/17	240	220,399
Diversified Consumer Services — 0.1%
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.99%, 7/24/14	36	35,591
Delayed Draw Term Loan, 2.75%, 7/24/14	4	3,544
		39,135
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., Term Loan B-3, 5.75%, 8/31/18	75	75,672
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Non-Extended Term Loan, 3.74%, 10/10/14	17	17,319
Energy Equipment & Services — 1.5%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16	281	286,997
Gas Co. Term Loan, 9.25%, 8/04/16	415	433,189
		720,186
Food Products — 0.4%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17	165	166,101
Health Care Equipment & Supplies — 0.3%
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19	125	125,704
Health Care Providers & Services — 0.3%
Community Health Systems, Inc., Non-Extended Term Loan, 2.49% - 2.74%, 7/25/14	12	11,375
Harden Healthcare LLC:
Add-on Term Loan, 7.75%, 3/02/15	48	46,791
Tranche A Term Loan, 8.50%, 3/02/15	108	105,760
		163,926
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16	90	92,157
Term Loan B1, 3.24%, 1/28/15	143	136,431
Term Loan B2, 3.24%, 1/28/15	55	52,799
Term Loan B3, 3.00% - 3.24%, 1/28/15	172	163,878
OSI Restaurant Partners LLC:
Revolver, 0.29% - 4.50%, 6/14/13	2	1,762
Term Loan B, 2.56% - 4.50%, 6/14/14	18	17,814
Travelport LLC :
Extended Tranche A Term Loan, 6.54%, 9/28/12	37	13,887
Extended Tranche B Term Loan, 14.04%, 12/01/16	114	8,516
		487,244
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17	87	48,533
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14	85	84,973
IT Services — 0.2%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18	125	113,813
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., Term Loan B, 8.50%, 7/20/13	112	113,708
Machinery — 0.2%
Rexnord LLC, Term Loan B, 5.00%, 4/01/18	100	99,646
Media — 2.5%
Affinion Group, Inc., Term Loan B, 5.00%, 10/10/16	25	23,605
Cengage Learning Acquisitions, Inc., Term Loan, 7/03/14	20	18,357
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16	345	278,593
Term Loan C, 3.89%, 1/28/16	74	57,653
EMI Music Publishing, Ltd., Term Loan B, 6.00%, 2/07/18	100	100,475
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	422	424,329

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	8

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (d)
Media (concluded)
Interactive Data Corp., New Term Loan B, 4.50%, 2/12/18	$80		$79,649
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	200		205,500
			1,188,161
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	100		101,083
Pharmaceuticals — 0.2%
Pharmaceutical Products Development, Inc., Term Loan B, 6.25%, 12/05/18	75		75,666
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13	130		130,174
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit, 4.53%, 10/10/16	15		14,148
Extended Term Loan B, 4.77%, 10/10/16	107		99,977
			114,125
Software — 0.5%
Lawson Software, Term Loan B, 6.25%, 4/05/18	215		212,850
Specialty Retail — 0.1%
Claire's Stores, Inc., Term Loan B, 2.99% - 3.30%, 5/29/14	66		62,414
Wireless Telecommunication Services — 0.9%
Crown Castle International Corp.:
Term Loan B, 4.00%, 1/25/19	30		29,871
Term Loan B, 4.00%, 1/31/19	10		9,857
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15 (i)	399		400,543
			440,271
Total Floating Rate Loan Interests – 11.0%			5,250,351

Other Interests (a)(k)
Auto Components — 0.0%
Lear Corp. Escrow	100		750
Lear Corp. Escrow	150		1,125
			1,875
Household Durables — 0.0%
Stanley Martin, Class B Membership Units (acquired 4/03/06, cost $48,824) (b)	—	(l)	45,941
Total Other Interests – 0.1%			47,816

Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	110		74,250

	Shares
Preferred Stocks
Auto Components — 0.8%
Dana Holding Corp, 4.00%. (c)(e)	2,980		392,243
Diversified Financial Services — 1.0%
Ally Financial, Inc., 7.00% (c)	570		474,863
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63%	1,788		26,552
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)(d)	10,000		1,400
Freddie Mac, Series Z, 8.34% (a)(d)	15,157		21,068
			22,468
Total Preferred Stocks – 1.9%			916,126

Trust Preferred
Diversified Financial Services — 0.5%
GMAC Capital Trust I, 8.13%, 2/15/40 (e)	11,390		263,223
Total Preferred Securities – 2.6%			1,253,599

Warrants (m)
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	5,330		39,054
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	78		—
Total Warrants – 0.1%			39,054
Total Long-Term Investments
(Cost – $47,271,513) – 101.1%			48,367,623

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (n)(o)	648,986	$648,986
Total Short-Term Securities
(Cost – $648,986) – 1.4%		648,986

Total Investments (Cost - $47,920,499*) – 102.5%		49,016,609
Liabilities in Excess of Other Assets – (2.5)%		(1,205,298)
Net Assets – 100.0%		$47,811,311

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$48,070,124
Gross unrealized appreciation	$2,444,618
Gross unrealized depreciation	(1,498,133)
Net unrealized appreciation	$946,485

(a)	Non-income producing security.
(b)	Restricted security as to resale. As of report date the Portfolio held 2.1% of its net assets, with a current value of $1,012,570 and an original cost of $274,015 in these securities.
(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$20,600	$280
CitiGroup Global Markets, Inc.	$25,063	$63
JPMorgan Securities, Inc.	$540,000	$—
SunTrust Robinson Humphrey, Inc.	$25,750	351

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j)	Issuer filed for bankruptcy and/or is in default of interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Amount is less than $500.
(m)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	5,383,394	(4,734,408)	648,986	$ 975

(o)	Represents the current yield as of report date.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	10

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Financial futures contracts sold as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
7	S&P 500 Index E-Mini	Chicago Mercantile	June 2012	$ 491,120	$ (23,500)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$ 30	$ (1,787)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$ 15	(545)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$ 15	(653)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$ 15	(943)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$ 15	(1,082)
Total					$ (5,010)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:[1]
Common Stocks	$234,622	$966,629	$7,532	$1,208,783
Corporate Bonds	—	40,315,088	252,932	40,568,020
Floating Rate Loan Interests	—	4,674,854	575,497	5,250,351
Other Interests	—	—	47,816	47,816
Preferred Securities	312,243	941,356	—	1,253,599
Warrants	—	39,054	—	39,054
Short-Term Securities	648,986	—	—	648,986
Total	$1,195,851	$46,936,981	$883,777	$49,016,609

1 See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(23,500)	—	—	$(23,500)
Credit Contracts	—	$(5,010)	—	(5,010)
Total	$(23,500)	$(5,010)	—	$(28,510)

2 Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	11

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

Certain of the Portfolio’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,544	—	—	$12,544
Cash
pledged as collateral
for financial futures
contracts	34,000	—	—	34,000
Total	$46,544	—	—	$46,544

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Portfolio's investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of December 31, 2011	$7,532	$257,514	$664,987	$45,365	$1	$975,399
Transfers into Level 3[1]	—	—	—	—	—	—
Transfers out of Level 3[1]	—	—	(85,638)	—	—	(85,638)
Accrued discounts/premiums	—	—	5,827	—	—	5,827
Net realized gain (loss)	—	—	69	—	—	69
Net change in unrealized appreciation/depreciation[2]	—	3,393	(23,775)	2,451	(1)	(17,932)
Purchases	—	—	19,341	—	—	19,341
Sales	—	(7,975)	(5,314)	—	—	(13,289)
Closing balance, as of March 31, 2012	$7,532	$252,932	$575,497	$47,816	—	$883,777

1Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

2 The change in unrealized appreciation/depreciation on securities still held at March 31, 2012 was $(17,932).

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	12

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
General Dynamics Corp.	26,000	$1,907,880
L-3 Communications Holdings, Inc.	24,000	1,698,480
Lockheed Martin Corp.	23,000	2,066,780
Northrop Grumman Corp.	31,000	1,893,480
		7,566,620
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	43,000	1,729,030
Chemicals — 1.1%
CF Industries Holdings, Inc.	10,000	1,826,500
Computers & Peripherals — 8.4%
Apple, Inc. (a)	8,000	4,795,760
Dell, Inc. (a)	119,000	1,975,400
Hewlett-Packard Co.	92,000	2,192,360
Lexmark International, Inc., Class A	46,000	1,529,040
Seagate Technology Plc	58,000	1,563,100
Western Digital Corp. (a)	44,000	1,821,160
		13,876,820
Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV	36,000	1,554,840
Consumer Finance — 1.1%
Discover Financial Services, Inc.	55,000	1,833,700
Diversified Consumer Services — 1.6%
Apollo Group, Inc., Class A (a)	33,000	1,275,120
ITT Educational Services, Inc. (a)(b)	21,000	1,388,940
		2,664,060
Diversified Financial Services — 3.1%
JPMorgan Chase & Co.	82,000	3,770,360
Moody's Corp.	26,000	1,094,600
Wells Fargo & Co.	8,000	273,120
		5,138,080
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	16,000	499,680
Verizon Communications, Inc.	76,000	2,905,480
		3,405,160
Electric Utilities — 1.0%
Entergy Corp.	24,000	1,612,800
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit, Inc.	64,000	1,607,680
Energy Equipment & Services — 0.9%
Nabors Industries Ltd. (a)	89,000	1,556,610
Food & Staples Retailing — 2.1%
The Kroger Co.	74,000	1,793,020
Safeway, Inc.	83,000	1,677,430
		3,470,450
Food Products — 1.0%
ConAgra Foods, Inc.	61,000	1,601,860
Health Care Equipment & Supplies — 1.1%
Zimmer Holdings, Inc.	29,000	1,864,120
Health Care Providers & Services — 8.7%
Aetna, Inc.	41,000	2,056,560
AmerisourceBergen Corp.	48,000	1,904,640
Cardinal Health, Inc.	44,000	1,896,840
Coventry Health Care, Inc.	47,000	1,671,790
Humana, Inc.	4,000	369,920
McKesson Corp.	23,000	2,018,710
UnitedHealth Group, Inc.	44,000	2,593,360
WellPoint, Inc.	25,000	1,845,000
		14,356,820
Hotels, Restaurants & Leisure — 1.2%
Wyndham Worldwide Corp.	41,000	1,906,910
Household Products — 0.3%
The Procter & Gamble Co.	8,000	537,680
Independent Power Producers & Energy Traders — 1.6%
The AES Corp. (a)	127,000	1,659,890
NRG Energy, Inc. (a)	67,000	1,049,890
		2,709,780
Industrial Conglomerates — 1.7%
General Electric Co.	42,000	842,940
Tyco International Ltd.	36,000	2,022,480
		2,865,420
Insurance — 2.8%
Assurant, Inc.	15,000	607,500
Protective Life Corp.	9,000	266,580
Prudential Financial, Inc.	32,000	2,028,480
Unum Group	71,000	1,738,080
		4,640,640
Internet & Catalog Retail — 1.1%
Expedia, Inc.	53,000	1,772,320
Internet Software & Services — 0.4%
Google, Inc., Class A (a)	1,000	641,240
IT Services — 3.2%
Alliance Data Systems Corp. (a)(b)	14,000	1,763,440
Computer Sciences Corp.	8,000	239,520
International Business Machines Corp.	7,000	1,460,550
The Western Union Co.	99,000	1,742,400
		5,205,910
Leisure Equipment & Products — 1.1%
Polaris Industries, Inc.	24,000	1,731,600
Machinery — 2.1%
AGCO Corp. (a)	34,000	1,605,140
Parker Hannifin Corp.	21,000	1,775,550
		3,380,690
Media — 4.5%
CBS Corp., Class B	59,000	2,000,690
DISH Network Corp., Class A	52,000	1,712,360

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media (concluded)
Gannett Co., Inc.	109,000	$1,670,970
Time Warner Cable, Inc.	25,000	2,037,500
		7,421,520
Metals & Mining — 1.0%
Alcoa, Inc.	161,000	1,613,220
Multi-Utilities — 0.9%
Ameren Corp.	48,000	1,563,840
Multiline Retail — 2.1%
Dillard's, Inc., Class A	27,000	1,701,540
Nordstrom, Inc.	31,000	1,727,320
		3,428,860
Office Electronics — 1.1%
Xerox Corp.	216,000	1,745,280
Oil, Gas & Consumable Fuels — 15.0%
Apache Corp.	21,000	2,109,240
Chevron Corp.	39,000	4,182,360
ConocoPhillips	38,000	2,888,380
Devon Energy Corp.	28,000	1,991,360
Exxon Mobil Corp.	40,000	3,469,200
HollyFrontier Corp.	48,000	1,543,200
Marathon Oil Corp.	56,000	1,775,200
Marathon Petroleum Corp.	42,000	1,821,120
Murphy Oil Corp.	27,000	1,519,290
Tesoro Corp. (a)	59,000	1,583,560
Valero Energy Corp.	68,000	1,752,360
		24,635,270
Paper & Forest Products — 1.1%
International Paper Co.	51,000	1,790,100
Personal Products — 1.0%
Herbalife Ltd.	25,000	1,720,500
Pharmaceuticals — 7.0%
Abbott Laboratories	45,000	2,758,050
Bristol-Myers Squibb Co.	19,000	641,250
Eli Lilly & Co.	54,000	2,174,580
Forest Laboratories, Inc. (a)	53,000	1,838,570
Johnson & Johnson	6,000	395,760
Pfizer, Inc.	166,000	3,761,560
		11,569,770
Software — 4.7%
CA, Inc.	51,000	1,405,560
Microsoft Corp.	137,000	4,418,250
Symantec Corp. (a)	99,000	1,851,300
		7,675,110
Specialty Retail — 3.3%
Best Buy Co., Inc.	63,000	1,491,840
Foot Locker, Inc.	17,000	527,850
GameStop Corp., Class A (b)	74,000	1,616,160
Limited Brands, Inc.	37,000	1,776,000
		5,411,850
Tobacco — 2.1%
Philip Morris International, Inc.	39,000	3,455,790
Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc. (a)	156,000	1,407,120
Total Long-Term Investments
(Cost – $141,734,153) – 100.0%		164,495,570

Short-Term Securities
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money
Market Series, 0.24% (c)(d)(e)	$ 4,885	4,884,937
Total Short-Term Securities
(Cost – $4,884,937) – 3.0%		4,884,937
Total Investments (Cost – $146,619,090*) – 103.0%		169,380,507
Liabilities in Excess of Other Assets – (3.0)%		(4,936,390)
Net Assets – 100.0%		$164,444,117

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$148,169,949
Gross unrealized appreciation	$24,885,549
Gross unrealized depreciation	$(3,674,991)
Net unrealized appreciation	$21,210,558

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Beneficial Interest Held at December 31, 2011	Net Activity	Beneficial Interest Held at March 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	—	—	—	$ 7
BlackRock
Liquidity Series
LLC, Money
Market Series	$ 5,240,782	$ (355,845)	$ 4,884,937	$ 37,776

(e)	Security was purchased with the cash collateral from loaned securities.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$164,495,570	—	—	$164,495,570
Short-Term
Securities	—	$4,884,937	—	4,884,937
Total	$164,495,570	$4,884,937	—	$169,380,507

[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank
Overdraft	$(32,754)	—	—	$(32,754)
Collateral on
Securities
Loaned at
Value	(4,884,937)	—	—	(4,884,937)
Total	$(4,917,691)	—	—	$(4,917,691)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit (a)
Yankee — 22.8%
Bank of Tokyo Mitsubishi UFJ Ltd, NY,
0.40%, 5/11/12	$2,000	$2,000,000
Barclays Bank Plc, NY:
0.50%, 5/16/12	1,900	1,900,000
0.59%, 7/13/12	2,000	2,000,000
Credit Suisse, NY:
0.40%, 4/12/12	3,000	3,000,000
0.38%, 4/26/12	2,000	2,000,000
Deutsche Bank AG, NY, 0.48%, 4/30/12	4,000	4,000,000
Mizuho Corporate Bank Ltd, NY, 0.37%,
6/07/12	3,000	3,000,000
National Australia Bank, NY:
0.40%, 7/18/12	2,000	2,000,000
0.34%, 8/21/12	1,600	1,600,000
Natixis, NY, 0.45%, 5/02/12	2,500	2,500,000
Norinchukin Bank, NY, 0.23%, 4/23/12	3,000	3,000,000
Rabobank Nederland NV, NY, 0.47%,
4/23/12	1,500	1,500,000
Societe Generale, NY, 0.48%, 5/01/12	2,000	2,000,000
Sumitomo Mitsui Banking Corp, NY,
0.36%, 6/12/12	3,000	3,000,000
Sumitomo Trust & Banking Co. Ltd, NY:
0.28%, 4/09/12	3,000	3,000,000
0.37%, 6/15/12	3,000	3,000,000
Toronto-Dominion Bank, NY, 0.37%,
4/17/12	2,000	2,000,000
Total Certificates of Deposit – 22.8%		41,500,000

Commercial Paper
ANZ National International Ltd, London,
0.56%, 7/10/12 (b)	3,000	2,995,333
Aspen Funding Corp., 0.23%, 4/09/12 (b)	4,500	4,499,770
Barton Capital LLC, 0.43%, 4/12/12 (b)	2,000	1,999,737
Ciesco LLC, 0.29%, 4/23/12 (b)	5,000	4,999,114
CRC Funding LLC, 0.27%,
5/01/12 (b)	3,000	2,999,313
Fairway Finance Co., LLC, 0.27%, 4/13/12 (c)	3,000	3,000,000
General Electric Capital Corp., 0.31%,
8/02/12 (b)	2,000	1,997,882
Metlife Short-Term Funding LLC (b):
0.28%, 4/09/12	5,000	4,999,689
0.34%, 5/29/12	2,000	1,998,904
Mizuho Funding LLC, 0.27%, 4/13/12 (b)	5,000	4,999,550
Nordea North America, Inc. (b):
0.30%, 4/17/12	5,000	4,999,322
0.40%, 5/23/12	1,000	999,422
0.60%, 8/07/12	3,000	2,993,600
Old Line Funding LLC, 0.21%, 4/18/12 (b)	2,000	1,999,802
Rabobank USA Financial Corp., 0.57%,
9/17/12 (b)	1,000	997,324
Regency Markets No. 1 LLC, 0.20%,
4/20/12 (b)	5,000	4,999,472
State Street Corp., 0.21%,
7/02/12 (b)	3,000	2,998,390
Thunder Bay Funding LLC, 0.23%, 5/07/12 (b)	5,000	4,998,850
Westpac Banking Corp. (b):
0.50%, 7/09/12	1,500	1,497,938
0.49%, 8/13/12	2,000	1,996,352
Total Commercial Paper – 34.7%		62,969,764

Corporate Notes
JPMorgan Chase Bank NA, 0.60%,
4/19/13 (c)	2,310	2,310,000
Total Corporate Notes – 1.3%		2,310,000

Taxable Municipal Bonds (d)
Brazos River Harbor TX Nav. District, RB,
VRDN, Joint Venture Project, AMT
(JPMorgan Chase Bank LOC), 0.24%,
4/02/12	2,100	2,100,000
California HFA, RB, VRDN, Home Mortgage,
Series U, AMT (Freddie Mac LOC, Fannie
Mae LOC), 0.17%, 4/06/12	1,100	1,100,000
City & County of San Francisco California,
COP, FLOATS, VRDN, Series B001
(Morgan Stanley Bank Liquidity Facility),
0.29%, 4/06/12 (e)	1,300	1,300,000
City of Houston Texas, Refunding RB, VRDN,
First Lien, Series B-3 (Sumitomo Mitsui
Banking LOC), 0.16%, 4/06/12	3,000	3,000,000
Colorado Housing & Finance Authority, RB,
VRDN, Class I, Series A-3, AMT (Fannie
Mae LOC, Freddie Mac LOC), 0.17%,
4/06/12	2,500	2,500,000
County of Catawba North Carolina, RB,
VRDN, Catawba Valley Medical Center
(Branch Banking & Trust LOC), 0.26%,
4/06/12	4,285	4,285,000

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Taxable Municipal Bonds (d)
County of Pitkin Colorado, Refunding RB,
VRDN, Aspen Skiing Co. Project, Series A
(JPMorgan Chase & Co. LOC), 0.20%,
4/02/12	$2,000	$2,000,000
Michigan State HDA, Refunding RB, VRDN,
Series D (Fannie Mae LOC, Freddie Mac
LOC), 0.18%, 4/06/12	1,465	1,465,000
New York City Industrial Development Agency,
RB, VRDN, New York Law School Project,
Series A (JPMorgan Chase Bank LOC),
0.17%, 4/06/12	1,875	1,875,000
Rhode Island Housing & Mortgage Finance
Corp., RB, VRDN, Groves at Johnston
Project, AMT (Freddie Mac LOC), 0.18%,
4/06/12	3,600	3,600,000
State of California, GO, VRDN, Series C-4
(JPMorgan Chase & Co. LOC), 0.20%,
4/02/12	3,300	3,300,000
Total Taxable Municipal Bonds – 14.6%		26,525,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (c):
0.23%, 7/26/12	2,500	2,499,841
0.27%, 9/17/12	2,500	2,499,766
0.27%, 12/20/12	1,500	1,499,781
Federal Home Loan Bank Discount Notes (b):
0.16%, 8/19/12	1,900	1,899,907
0.16%, 10/17/12	1,840	1,838,896
Federal Home Loan Bank Variable
Rate Notes, 0.11%, 4/23/12 (c)	2,000	1,999,931
Freddie Mac Variable Rate Notes (c):
0.21%, 4/03/12	2,000	1,999,996
0.18%, 11/02/12	2,000	1,999,286
0.21%, 1/24/13	500	499,836
0.36%, 9/03/13	2,000	1,999,425
0.18%, 9/13/13	5,000	4,995,599
Total US Government Sponsored Agency Obligations – 13.1%		23,732,264

US Treasury Obligations
US Treasury Bill, 0.10%,
8/09/12 (b)	3,000	2,998,917
US Treasury Notes:
4.63%, 7/31/12	2,500	2,537,467
0.38% - 4.13%, 8/31/12	5,800	5,852,583
0.38% - 4.25%, 9/30/12	7,500	7,566,664
3.88%, 10/31/12	2,500	2,554,555
Total US Treasury Obligations – 11.8%		21,510,186

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.10%,
4/02/12 (Purchased on 03/30/12 to be
repurchased at $3,320,028 collateralized by
US Treasury Note, 1.38% due 11/15/2012,
par and fair values of $3,344,200 and
$3,386,462, respectively)	3,320	3,320,000
Total Repurchase Agreements – 1.8%		3,320,000

Total Investments (Cost – $181,867,214*) – 100.1%		181,867,214
Liabilities in Excess of Other Assets – (0.1)%		(179,585)
Net Assets – 100.0%		$181,687,629

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments March 31, 2012 (concluded)	BlackRock Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term
Securities[1]	—	$181,867,214	—	$181,867,214
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash in the amount of $227 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
321 Henderson Receivables I LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	USD	428	$465,455
ACE Securities Corp., Series 2003-OP1, Class A2, 0.96%, 12/25/33(b)		23	17,461
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3, 2.84%, 3/01/26		245	242,030
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43(a)		140	140,000
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class C, 3.19%, 10/12/16		215	221,978
Series 2011-5, Class C, 3.44%, 10/08/17		90	91,782
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		45	44,810
Series 2012-1, Class C, 2.20%, 10/16/17		25	24,890
Series 2012-1, Class D, 3.09%, 8/15/18		35	34,849
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		245	246,633
Countrywide Asset-Backed Certificates(b):
Series 2003-BC3, Class A2, 0.86%, 9/25/33		27	23,689
Series 2004-5, Class A, 0.69%, 10/25/34		41	35,062
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15(a)		60	60,437
Series 2010-5, Class D, 2.41%, 9/15/15(a)		30	30,214
Series 2011-2, Class C, 2.37%, 9/15/15		75	75,119
Series 2011-2, Class D, 2.86%, 9/15/15		50	50,076
Series 2012-1, Class B, 1.14%, 1/15/16(b)		100	100,000
Series 2012-1, Class C, 1.70%, 1/15/16(b)		105	105,000
Series 2012-1, Class D, 2.34%, 1/15/16(b)		100	100,000
Series 2012-2, Class B, 2.32%, 1/15/19		100	99,581
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		60	59,838
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.54%, 12/25/34(b)		35	29,207
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.60%, 8/23/27		130	123,202
Series 2008-3, Class A4, 2.14%, 11/25/24		135	139,151
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.50%, 6/25/35(b)		103	97,050
Option One Mortgage Loan Trust, Series 2003-4, Class A2,0.88%, 7/25/33(b)		68	53,715
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/15/16(a)(b)		110	110,000
RAAC, Series 2005-SP2, Class 2A, 0.54%, 6/25/44(b)		236	168,085
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.82%, 7/25/33(b)		31	19,274
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		119	118,473
Series 2011-S1A, Class C, 2.01%, 8/15/16		99	98,117
Series 2011-WO, Class C, 3.19%, 10/15/15		140	139,775
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		210	210,806
Series 2010-2, Class C, 3.89%, 7/17/17		250	254,067
Series 2010-B, Class B, 2.10%, 9/15/14(a)		175	175,901
Series 2010-B, Class C, 3.02%, 10/17/16(a)		185	183,856
Series 2011-1, Class D, 4.01%, 2/15/17		100	100,336
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		83	82,315
Series 2011-S1A, Class D, 3.10%, 5/15/17(a)		90	89,977
Series 2012-1, Class B, 2.72%, 5/16/16		55	55,928
Series 2012-1, Class C, 3.78%, 11/15/17		70	71,611
Series 2012-2, Class C, 3.20%, 2/15/18		160	160,349
Series 2012-2, Class D, 3.87%, 2/15/18		100	100,339
Scholar Funding Trust, Series 2011-A, Class A, 1.45%, 10/28/43(a)(b)		129	123,691

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.86%, 1/25/18(b)	USD	105	$107,255
Series 2008-5, Class A4, 2.26%, 7/25/23(b)		125	129,471
Series 2012-A, Class A1, 1.64%, 8/15/25(a)(b)		94	94,512
Series 2012-A, Class A2, 3.83%, 1/17/45(a)		100	99,662
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1, 0.54%, 1/25/35		93	66,803
Series 2005-GEL2, Class A, 0.52%, 4/25/35		26	23,125
Total Asset-Backed Securities – 6.6%			5,494,957

Corporate Bonds
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		65	69,482
Capital Markets — 1.5%
The Bear Stearns Cos., Inc., 6.95%, 8/10/12		95	97,145
Credit Suisse AG:
1.63%, 3/06/15(a)		265	264,371
5.40%, 1/14/20		50	51,473
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		580	596,669
Morgan Stanley, 5.50%, 7/28/21		230	224,775
			1,234,433
Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20		185	220,381
The Dow Chemical Co., 4.13%, 11/15/21		80	82,300
			302,681
Commercial Banks — 3.0%
CIT Group, Inc., 7.00%, 5/02/17(a)		20	20,050
Commerzbank AG, 6.38%, 3/22/19	EUR	100	113,525
DnB NOR Boligkreditt, 2.90%, 3/29/17(a)	USD	610	630,217
Eksportfinans ASA, 5.50%, 5/25/16		155	151,728
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16(a)		330	332,475
HSBC Bank Plc, 3.10%, 5/24/16(a)		160	162,978
HSBC Holdings Plc, 6.10%, 1/14/42		70	81,447
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/14		385	387,144
2.30%, 6/30/17		225	224,235
UBS AG/London, 2.25%, 3/30/17(a)		200	199,512
Wells Fargo& Co., 3.50%, 3/08/22		235	231,350
			2,534,661
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36		33	30,440
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		100	110,813
SLM Corp., 6.25%, 1/25/16		162	168,480
			279,293
Diversified Financial Services — 2.8%
Bank of America Corp.:
6.50%, 8/01/16		65	71,466
3.88%, 3/22/17		120	120,662
7.63%, 6/01/19		75	86,484
5.70%, 1/24/22		50	52,929
Capital One Financial Corp., 4.75%, 7/15/21		175	184,139
Citigroup, Inc.:
5.00%, 9/15/14		65	67,316
4.59%, 12/15/15		560	589,736
General Electric Capital Corp., 2.13%, 12/21/12		195	197,668
JPMorgan Chase& Co., 3.15%, 7/05/16		130	134,012
JPMorgan Chase Bank NA, 6.00%, 7/05/17		450	509,940
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19		200	215,000
6.88%, 2/15/21		130	134,550
			2,363,902
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc., 8.13%, 7/01/19(a)		105	108,412
Verizon Communications, Inc.:
3.50%, 11/01/21		110	112,537
6.40%, 2/15/38		160	193,811
			414,760
Electric Utilities — 2.3%
Alabama Power Co., 3.95%, 6/01/21		105	111,910
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	17,163
5.95%, 12/15/36		56	60,225

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Electric Utilities(concluded)
Duke Energy Carolinas LLC, 4.25%, 12/15/41	USD	75	$74,832
Florida Power& Light Co., 5.95%, 2/01/38		225	282,832
Georgia Power Co., 3.00%, 4/15/16		190	200,938
Hydro-Quebec:
9.40%, 2/01/21		90	131,919
8.40%, 1/15/22		170	239,893
8.05%, 7/07/24		445	640,496
Jersey Central Power& Light Co., 7.35%, 2/01/19		55	68,823
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15(a)		60	63,335
			1,892,366
Energy Equipment& Services — 1.7%
Ensco Plc:
3.25%, 3/15/16		40	41,730
4.70%, 3/15/21		84	90,626
MEG Energy Corp., 6.50%, 3/15/21(a)		235	246,163
Noble Holding International Ltd., 5.25%, 3/15/42		75	74,507
Peabody Energy Corp., 6.25%, 11/15/21(a)		175	171,500
Pride International, Inc., 6.88%, 8/15/20		55	67,071
Transocean, Inc.:
5.05%, 12/15/16		190	203,476
6.50%, 11/15/20		75	83,859
6.38%, 12/15/21		360	405,060
			1,383,992
Food Products — 0.3%
Kraft Foods, Inc.:
6.50%, 8/11/17		75	90,474
6.50%, 2/09/40		120	147,664
			238,138
Health Care Equipment& Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		280	309,197
Health Care Providers& Services — 0.9%
HCA, Inc.:
6.50%, 2/15/20		183	192,150
7.25%, 9/15/20		225	244,969
Tenet Healthcare Corp.:
6.25%, 11/01/18(a)		110	113,575
8.88%, 7/01/19		140	156,800
UnitedHealth Group, Inc., 3.38%, 11/15/21		35	35,926
			743,420
Hotels, Restaurants& Leisure — 0.5%
MGM Resorts International:
10.38%, 5/15/14		90	102,037
11.13%, 11/15/17		120	135,750
Wyndham Worldwide Corp., 4.25%, 3/01/22		160	156,852
			394,639
Independent Power Producers& Energy Traders — 0.3%
Constellation Energy Group, Inc., 7.60%, 4/01/32		25	32,504
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		230	250,700
			283,204
Insurance — 3.3%
Allianz Finance II BV, 5.75%, 7/08/41(b)	EUR	200	252,363
American International Group, Inc.:
3.80%, 3/22/17	USD	190	192,386
5.45%, 5/18/17		85	91,378
AXA SA, 5.25%, 4/16/40(b)	EUR	100	114,112
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21(a)	USD	123	117,398
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		80	87,389
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (b)		550	522,282
ING Verzekeringen NV, 2.69%, 6/21/21(b)	EUR	20	24,809
Lincoln National Corp., 7.00%, 6/15/40	USD	70	82,209
Manulife Financial Corp., 3.40%, 9/17/15		190	195,583
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		150	151,390
2.50%, 1/11/13		690	697,185
Prudential Financial, Inc.:
5.38%, 6/21/20		110	123,206
4.50%, 11/15/20		110	116,703
			2,768,393
IT Services — 0.1%
First Data Corp. (a):
7.38%, 6/15/19		50	50,938
8.25%, 1/15/21		10	9,775
			60,713
Machinery — 0.1%
Joy Global, Inc., 5.13%, 10/15/21		50	54,140
Media — 3.4%
CBS Corp.:
4.63%, 5/15/18		35	38,109
8.88%, 5/15/19		80	105,107
5.75%, 4/15/20		60	68,981
CCH II LLC, 13.50%, 11/30/16		330	376,200
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		53	57,836

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Media(concluded)
Clear Channel Worldwide Holdings, Inc. (concluded):
Series B, 9.25%, 12/15/17	USD	393	$430,826
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		75	108,726
Comcast Corp.:
5.88%, 2/15/18		152	179,887
6.45%, 3/15/37		95	113,698
Cox Communications, Inc., 8.38%, 3/01/39(a)		150	211,193
CSC Holdings LLC, 8.50%, 4/15/14		61	67,862
DIRECTV Holdings LLC:
6.38%, 3/01/41		108	121,885
5.15%, 3/15/42(a)		47	45,787
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		84	88,305
NBC Universal Media LLC:
5.15%, 4/30/20		246	278,424
4.38%, 4/01/21		30	32,134
News America, Inc., 6.40%, 12/15/35		5	5,669
Time Warner Cable, Inc.:
5.88%, 11/15/40		115	123,910
5.50%, 9/01/41		110	115,228
Time Warner, Inc.:
4.70%, 1/15/21		50	54,626
6.10%, 7/15/40		30	33,575
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		150	162,937
			2,820,905
Metals& Mining — 0.3%
Freeport-McMoRan Copper& Gold, Inc., 2.15%, 3/01/17		40	39,627
Newcrest Finance Property Ltd., 4.45%, 11/15/21(a)		85	85,871
Novelis, Inc., 8.75%, 12/15/20		145	158,775
			284,273
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		145	146,995
Multiline Retail — 0.7%
Dollar General Corp., 11.88%, 7/15/17(c)		185	200,727
Macy's Retail Holdings, Inc.:
5.90%, 12/01/16		195	223,772
7.45%, 7/15/17		122	148,110
			572,609
Oil, Gas& Consumable Fuels — 4.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		304	350,481
6.38%, 9/15/17		189	224,573
BP Capital Markets Plc, 3.13%, 10/01/15		80	84,557
Consol Energy, Inc.:
8.00%, 4/01/17		59	61,508
8.25%, 4/01/20		21	21,945
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		135	150,862
Enterprise Products Operating LLC:
6.13%, 10/15/39		100	112,615
Series L, 6.30%, 9/15/17		125	147,360
KeySpan Gas East Corp., 5.82%, 4/01/41(a)		60	71,722
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		50	58,396
6.55%, 9/15/40		25	28,000
6.38%, 3/01/41		40	43,904
Kinder Morgan Finance Co., ULC, 5.70%, 1/05/16		115	121,325
Linn Energy LLC/Linn Energy Finance Corp, 6.25%, 11/01/19(a)		150	145,500
Marathon Petroleum Corp., 6.50%, 3/01/41		151	163,116
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		250	291,965
Nexen, Inc., 7.50%, 7/30/39		210	257,849
Petrobras International Finance Co.:
3.88%, 1/27/16		330	347,359
5.75%, 1/20/20		460	509,588
Plains Exploration& Production Co., 10.00%, 3/01/16		25	27,625
Range Resources Corp.:
7.25%, 5/01/18		185	195,175
5.75%, 6/01/21		25	26,250
Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)		210	193,200
Western Gas Partners LP, 5.38%, 6/01/21		170	182,240
Woodside Finance, Ltd., 4.60%, 5/10/21(a)		50	52,005
			3,869,120
Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		25	31,513
4.75%, 2/15/22		90	94,843
6.00%, 11/15/41		95	103,120
			229,476
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Co. BV, Series 2,3.65%, 11/10/21		45	45,552
Teva Pharmaceutical Finance II BV, 3.00%, 6/15/15		120	126,305
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		110	111,351
			283,208

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Real Estate Investment Trusts(REITs) — 0.7%
ERP Operating LP, 4.63%, 12/15/21	USD	110	$115,823
Hospitality Properties Trust, 5.63%, 3/15/17		86	91,729
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		65	65,583
Vornado Realty LP, 5.00%, 1/15/22		265	270,764
			543,899
Real Estate Management& Development — 0.2%
Realogy Corp., 7.88%, 2/15/19(a)(d)		105	105,000
WEA Finance LLC, 4.63%, 5/10/21(a)		70	70,812
			175,812
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		240	274,015
Software — 0.1%
Oracle Corp., 5.38%, 7/15/40		100	115,627
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19(a)		90	98,775
Thrifts& Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%, 6/15/15		340	258,400
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, 2.38%, 9/08/16		205	207,527
Cricket Communications, Inc., 7.75%, 5/15/16		110	116,050
Crown Castle Towers LLC, 6.11%, 1/15/20(a)		385	427,900
MetroPCS Wireless, Inc., 7.88%, 9/01/18		3	3,157
SBA Tower Trust, 5.10%, 4/15/17(a)		80	86,339
Sprint Capital Corp., 6.88%, 11/15/28		47	35,955
Sprint Nextel Corp., 9.00%, 11/15/18(a)		200	219,500
			1,096,428
Total Corporate Bonds – 31.4%			26,127,396

Foreign Agency Obligations
Brazilian Government International Bond, 7.13%, 1/20/37		50	68,625
Italy Buoni Poliennali Del Tesoro, 5.00%, 3/01/22	EUR	400	528,359
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13	USD	160	161,888
Mexico Government International Bond:
6.38%, 1/16/13		130	135,330
5.63%, 1/15/17		90	104,085
5.13%, 1/15/20		190	218,025
Poland Government International Bond, 6.38%, 7/15/19		60	69,750
Russia Government International Bond, 7.50%, 3/31/30(e)		355	424,519
Russian Federation, 4.50%, 4/04/22(a)		200	199,400
South Africa Government International Bond, 5.50%, 3/09/20		140	156,100
Turkey Government International Bond, 7.00%, 3/11/19		100	114,250
Total Foreign Agency Obligations – 2.6%			2,180,331

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46(b)		116	65,414
Series 2006-0A5, Class 3A1, 0.44%, 4/25/46(b)		196	124,903
Series 2007-J3, Class A10, 6.00%, 7/25/37		466	388,302
Credit Suisse Mortgage Capital Certificates(a)(b):
Series 2010-RR2, Class 2A, 5.97%, 9/15/39		250	276,511
Series 2011-2R, Class 1A1, 2.83%, 3/27/37		129	121,032
Series 2011-2R, Class 2A1, 2.69%, 7/27/36		339	325,261
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.54%, 8/25/35(b)		86	74,224
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.04%, 11/25/34(b)		42	40,026
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.65%, 11/25/37(b)		151	120,941
JP Morgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		25	24,428
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		26	23,652
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.46%, 2/25/46(b)		143	55,602

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1,5.20%, 4/25/47(b)	USD	355	$236,683
			1,876,979
Commercial Mortgage-Backed Securities — 7.8%
Banc of America Large Loan, Inc. (a)(b):
Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15		331	309,420
Series 2010-UB4, Class A4A, 5.01%, 12/20/41		190	201,477
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41(b)		452	461,182
Series 2006-5, Class AAB, 5.38%, 9/10/47		344	360,015
Series 2006-5, Class AM, 5.45%, 9/10/47		30	29,057
Series 2007-3, Class A4, 5.63%, 6/10/49(b)		290	322,042
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		30	31,189
Series 2006-PW11, Class A4, 5.45%, 3/11/39(b)		825	924,181
Series 2007-PW17, Class A3, 5.74%, 6/11/50		230	239,851
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3, Class A3, 4.65%, 4/10/40		40	40,048
Series 2006-C1, Class AM, 5.29%, 11/10/45(b)		50	51,041
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.88%, 7/10/38(b)		70	59,618
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		190	202,460
Series 2006-CB14, Class AM, 5.45%, 12/12/44(b)		80	82,378
Series 2007-CB18, Class A3, 5.45%, 6/12/47		199	208,508
Series 2008-C2, Class ASB, 6.13%, 2/12/51(b)		210	226,557
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.89%, 6/15/38(b)		40	42,439
Series 2006-C7, Class AM, 5.38%, 11/15/38		40	40,112
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39(b)		300	321,956
Morgan Stanley, Series 2007-XLC1, Class A2, 0.56%, 7/17/17		177	166,265
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		130	136,861
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		250	265,772
Series 2007-HQ12, Class A2FX, 5.60%, 4/12/49(b)		174	184,071
Series 2012-C4, Class XA, 2.90%, 3/15/45(a)(b)		995	154,265
Series 2012-XA, Class A, 2.00%, 7/27/49(a)		175	175,000
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 2/16/51(a)(b)		380	423,878
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		552	559,028
Series 2007-C33, Class A4, 5.90%, 2/15/51		280	310,234
			6,528,905
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Morgan Stanley Reremic Trust(a):
Series 2009-IO, Class B, 0.00%, 7/17/56		150	131,625
Series 2011-IO, Class A, 2.50%, 3/23/51		198	199,037
			330,662
Total Non-Agency Mortgage-Backed Securities – 10.5%			8,736,546

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/15/37 (b)		20	14,700
Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67(b)		120	119,400
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		50	50,280
			169,680

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Preferred Securities
Capital Trusts(concluded)
Consumer Finance — 0.2%
Capital One Capital V, 10.25%, 8/15/39	USD	50	$51,375
Capital One Capital VI, 8.88%, 5/15/40		150	151,008
			202,383
Insurance — 0.5%
American International Group, Inc., 8.18%, 5/15/68(b)		40	42,340
MetLife Capital Trust IV, 7.88%, 12/15/67(a)		105	114,975
Swiss Re Capital I LP, 6.85% (a)(b)(f)		125	117,996
XL Group Plc, Series E, 6.50% (b)(f)		130	109,525
			384,836
Total Capital Trusts – 0.9%			771,599

		Shares
Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40(b)		3,417	91,803
Total Preferred Securities – 1.0%			863,402

		Par (000)
Taxable Municipal Bonds
New York City Municipal Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	95	106,524
5.50%, 6/15/43		115	130,558
Total Taxable Municipal Bonds – 0.3%			237,082

US Government Sponsored Agency Securities
Agency Obligations — 1.6%
Fannie Mae, 10/09/19(g)		275	212,663
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16		550	625,832
Tennessee Valley Authority, 5.25%, 9/15/39(d)		450	539,552
			1,378,047
Collateralized Mortgage Obligations — 0.8%
Freddie Mac Multifamily Structured Pass Through Certificates:
Series 2012-K706, Class C, 4.02%, 11/25/44(a)(b)		35	31,397
Series K013, Class A2, 3.97%, 1/25/21(b)		220	239,604
Series K017, Class A2, 2.87%, 12/25/21		425	426,261
			697,262
Interest Only Collateralized Mortgage Obligations — 1.0%
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K706, Class X1, 1.60%, 10/25/18(b)		570	50,002
Ginnie Mae Mortgage-Backed Securities (b):
Series 2010-146, Class LS, 6.46%, 4/20/39		200	31,229
Series 2010-147, Class SA, 1.00%, 5/20/40		720	127,832
6.01%, 2/20/40		1,784	342,532
Series 2010-24, Class BS, 6.19%, 12/20/38		251	38,472
Series 2010-98, Class YS, 6.36%, 12/20/39		786	137,103
Series 2011-80, Class KS, 6.43%, 6/20/41		410	70,900
			798,070
Mortgage-Backed Securities — 46.0%
Fannie Mae Mortgage-Backed Securities:
7.00%, 2/01/16		27	28,191
6.00%, 2/01/17 - 4/15/42(h)		5,673	6,253,080
4.00%, 2/01/25 - 4/15/42(h)		5,259	5,553,831
3.50%, 11/01/26 - 4/15/42(h)		4,425	4,562,905
4.50%, 4/15/27 - 6/01/41(h)		7,289	7,778,920
5.50%, 6/01/33 - 4/15/42(h)(i)		2,712	2,970,632
5.00%, 9/01/33 - 4/15/42(h)		1,877	2,032,981
6.50%, 7/01/37 - 10/01/39		906	1,017,525
4.78%, 8/01/38(b)		290	309,652
3.31%, 12/01/40(b)		186	195,845
3.09%, 3/01/41 (b)		80	83,977
3.15%, 3/01/41(b)		151	157,317
Freddie Mac Mortgage-Backed Securities:
6.00%, 6/01/35		107	118,575
4.95%, 4/01/38(b)		252	267,920

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities
Mortgage-Backed Securities(concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
3.05%, 2/01/41(b)	USD	166	$173,359
4.00%, 4/15/42(h)		200	208,688
4.50%, 4/15/42(h)		100	105,891
5.00%, 4/15/42(h)		900	967,465
5.50%, 4/15/42(h)		100	108,500
Ginnie Mae Mortgage-Backed Securities (h):
5.50%, 5/20/36 - 4/15/42		726	811,426
4.00%, 4/15/42		700	751,187
4.50%, 4/15/42		1,400	1,523,156
5.00%, 4/15/42		1,500	1,656,562
6.00%, 4/15/42		600	677,062
			38,314,647
Total US Government Sponsored Agency Securities – 49.4%			41,188,026

US Treasury Obligations
US Treasury Bonds:
8.13%, 5/15/21		930	1,407,279
8.13%, 8/15/21		210	319,659
6.25%, 8/15/23		920	1,274,200
3.50%, 2/15/39		1,135	1,179,158
4.25%, 5/15/39		440	518,375
4.38%, 5/15/40		171	205,494
4.75%, 2/15/41		730	930,408
4.38%, 5/15/41		185	222,405
3.13%, 11/15/41		4,015	3,851,264
3.13%, 2/15/42		787	754,414
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		362	477,707
0.75%, 2/15/42		336	320,319
US Treasury Notes:
0.13%, 9/30/13		415	413,946
0.25%, 1/31/14(d)		380	379,451
0.50%, 8/15/14		2,365	2,369,250
0.25%, 2/15/15(d)		1,060	1,052,381
0.38%, 3/15/15		860	856,708
2.50%, 4/30/15(j)		305	323,014
0.88%, 2/28/17(d)		2,437	2,419,865
1.00%, 3/31/17		1,450	1,446,942
2.25%, 7/31/18		620	650,709
2.63%, 8/15/20		270	284,660
2.00%, 2/15/22(d)		3,449	3,382,714
Total US Treasury Obligations – 30.0%			25,040,322
Total Long-Term Investments
(Cost – $107,804,505) – 131.8%			109,868,062

		Contracts
Options Purchased
Exchange-Traded Put Options — 0.0%
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 99.00, Expires 5/11/12		48	12,900
		Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA	USD	800	1,087
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, Expires 06/01/12, Broker Morgan Stanley Capital Services, Inc.		700	883
			1,970
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank		800	1,524
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 06/14/12, Broker Deutsche Bank AG		300	14,311
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 07/23/12, Broker Deutsche Bank AG		800	7,504
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG		1,300	11,806
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		500	21,512
			56,657
Total Options Purchased
(Cost – $109,202) – 0.1%			71,527
Total Investments Before TBA Sale Commitments and Options Written
(Cost – $107,913,707*) – 131.9%			109,939,589

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	8

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
TBA Sale Commitments(h)
Fannie Mae Mortgage-Backed Securities:
4.00%, 4/15/42	USD	4,060	$(4,262,703)
3.50%, 4/15/42		2,600	(2,669,875)
4.50%, 4/15/42		3,700	(3,934,515)
5.00%, 4/15/42		100	(107,844)
5.50%, 4/15/42		2,700	(2,938,125)
6.00%, 4/15/42		900	(991,547)
Total TBA Sale Commitments
(Proceeds – $14,888,098) – (17.9)%			(14,904,609)

		Notional Amount (000)
Options Written
Over-the-Counter Call Swaptions — (0.1)%
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA		500	(8,085)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		1,100	(85,823)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		200	(13,522)
			(107,430)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.		1,400	(3,273)
Receive a fixed rate of 1.62% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of America NA		600	(2,079)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA		800	(3,667)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		4,000	(13,507)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA		1,300	(24,269)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA		500	(13,613)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		1,100	(9,115)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		1,000	(19,799)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		200	(13,646)
			(102,968)
Total Options Written
(Premiums Received – $206,066) – (0.2)%			(210,398)
Total Investments, Net of TBA Sale Commitments and Options Written – 113.8%			94,824,582
Liabilities in Excess of Other Assets – (13.8)%			(11,485,628)
Net Assets – 100.0%			$83,338,954

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$107,927,420
Gross unrealized appreciation	$2,976,104
Gross unrealized depreciation	(963,935)
Net unrealized appreciation	$2,012,169

(a)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date. (f) Security is perpetual in nature and has no stated maturity date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
BLACKROCK SERIES FUND, INC	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America	$(520,770)	$(1,961)
Barclays Capital, Inc.	$876,328	$2,156
BNP Paribas	$2,929,888	$(6,272)
Citigroup Global Markets, Inc.	$2,306,625	$1,633
Credit Suisse Securities (USA) LLC	$(1,733,172)	$(5,815)
Deutsche Bank Securities, Inc.	$(3,374,875)	$(1,310)
Goldman Sachs & Co.	$1,918,141	$906
JP Morgan Securities, Inc.	$546,985	$(1,469)
Morgan Stanley & Co.	$110,172	$2,945
Nomura Securities International	$513,438	$1,719
RBS Greenwich Capital	$1,391	$109
UBS Securities	$412,938	$2,109

(i)	All or a portion of security has been pledged as collateral in connection with swaps. (j) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Deutsche Bank AG	(0.75%)	2/01/12	Open	$85,994	$86,100
Merrill Lynch Pierce, Fenner, & Smith, Inc.	0.01%	2/13/12	Open	380,005	380,000
Credit Suisse Securities (USA) LLC	0.23%	3/20/12	Open	513,036	513,000
BNP Paribas Securities Corp.	(0.51%)	3/30/12	4/02/12	2,424,712	2,424,815
Morgan Stanley & Co., Inc.	(0.05%)	3/30/12	4/02/12	3,356,498	3,356,513
Merrill Lynch, Pierce, Fenner& Smith	0.03%	3/30/12	4/02/12	1,052,053	1,052,050
Total				$7,812,298	$7,812,478

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	10

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Financial futures contracts purchased as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
19	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	4,182,672	(1,375)
33	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	4,545,750	$(64,260)
4	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	994,800	162
2	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	496,975	(105)
3	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	744,900	(296)
4	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	992,200	(561)
1	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	247,800	(303)
2	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	494,950	(718)
2	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	494,225	(806)
2	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	493,325	(856)
Total						$(69,118)

•	Financial futures contracts sold as of March 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	Euro-Bund	Eurex	June 2012	$554,112	$35
1	90-Day Euro-Dollar	Chicago Mercantile	June 2012	248,825	47
17	5-Year US Treasury Note	Chicago Board of Trade	June 2012	2,083,164	(264)
26	10-Year US Treasury Note	Chicago Board of Trade	June 2012	3,366,594	3,223
41	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2012	6,189,719	275,601
2	90-Day Euro-Dollar	Chicago Mercantile	September 2012	497,550	129
1	90-Day Euro-Dollar	Chicago Mercantile	March 2013	248,625	(3)
16	90-Day Euro-Dollar	Chicago Mercantile	March 2015	3,939,600	4,475
16	90-Day Euro-Dollar	Chicago Mercantile	June 2015	3,932,000	5,003
16	90-Day Euro-Dollar	Chicago Mercantile	September 2015	3,924,600	5,506
16	90-Day Euro-Dollar	Chicago Mercantile	December 2015	3,917,400	5,883
Total					$299,635

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	412,000	USD	554,110	Deutsche Bank AG	4/18/12	$(4,591)
USD	766,204	EUR	596,500	Citibank NA	4/18/12	(29,398)
USD	501,052	EUR	383,000	Citibank NA	4/18/12	(9,787)
USD	21,040	EUR	16,000	Deutsche Bank AG	4/18/12	(301)
Total						$(44,077)

•	Credit default swaps on single-name issuer - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	$ 285	$(1,873)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$ 340	76,634
Sara Lee Corp.	1.00%	JPMorgan Chase Bank NA	3/20/17	$ 92	(129)
Total					$74,632

BLACKROCK SERIES FUND, INC	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

• Credit default swaps on single-name issuer - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	$ 270	15
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$ 100	4,205
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$ 80	2,803
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$ 60	1,538
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$ 110	3,694
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$ 53	1,288
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$ 50	1,516
MetLife, Inc.	1.00%	Bank of America NA	3/20/17	A-	$ 100	1,199
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A-	$ 95	1,139
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	$ 65	780
Total						$18,177

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:
Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging
Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$ 240	(1,463)
Dow Jones CDX North
America Investment Grade
Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$ 88	(1,479)
Dow Jones CDX North
America Investment Grade
Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$ 5	(73)
Dow Jones CDX North
America Investment Grade
Index Series 17	1.00%	Morgan Stanley & Co., Inc.	12/20/16	$ 890	(15,186)
MCDX North America
Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/21	$ 540	9,526
Total					$(8,675)

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:
Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
MCDX North America	0.00%	Goldman Sachs & Co.	6/20/20	BB+	$ 270	4,194
Series 14
Markit CMBX North	0.08%	Morgan Stanley & Co., Inc.	12/13/49	A+	$ 120	5,684
America AAA Index
Series 3
Markit CMBX North	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A	$ 120	5,807
America AAA Index
Series 4
Total						$15,685

[3]	Using Standard & Poor’s rating of the underlying securities.
[4]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
BLACKROCK SERIES FUND, INC	MARCH 31, 2012	12

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.92% [1]	3-month LIBOR	Deutsche Bank AG	2/28/13	$ 2,000	$(7,533)
1.32% [1]	3-month LIBOR	Citibank NA	12/17/13	$ 400	(5,202)
1.41% [1]	3-month LIBOR	Deutsche Bank AG	12/20/13	$ 1,100	(16,044)
1.26% [1]	3-month LIBOR	Deutsche Bank AG	12/24/13	$ 1,100	(13,205)
0.60% [1]	3-month LIBOR	Deutsche Bank AG	3/15/14	$ 1,100	(373)
1.39% [1]	3-month LIBOR	Deutsche Bank AG	3/19/17	$ 2,800	(16,677)
1.39% [1]	3-month LIBOR	Deutsche Bank AG.	3/19/17	$ 1,200	(7,147)
1.74% [2]	3-month LIBOR	Deutsche Bank AG	3/30/18	$ 200	2,324
2.57% [2]	3-month LIBOR	Deutsche Bank AG	10/27/20	$ 200	7,757
3.27% [1]	3-month LIBOR	Deutsche Bank AG	5/16/21	$ 210	(19,529)
3.25% [1]	3-month LIBOR	UBS AG	7/05/21	$ 300	(27,218)
2.69% [1]	3-month LIBOR	Citibank NA	8/09/21	$ 300	(12,664)
2.10% [1]	3-month LIBOR	Morgan Stanley & Co., Inc.	1/05/22	$ 250	3,622
2.36% [2]	3-month LIBOR	Deutsche Bank AG	3/20/22	$ 100	657
2.46% [1]	3-month LIBOR	Goldman Sachs & Co.	3/22/22	$ 900	(13,995)
2.36% [1]	3-month LIBOR	Citibank NA	3/26/22	$ 400	(2,636)
2.33% [2]	3-month LIBOR	JPMorgan Chase Bank NA	3/28/22	$ 100	314
2.29% [2]	3-month LIBOR	Morgan Stanley & Co., Inc.	4/03/22	$ 200	—
2.70% [1]	3-month LIBOR	Deutsche Bank AG	1/11/42	$ 200	14,173
2.85% [1]	3-month LIBOR	Bank of America NA	2/09/42	$ 200	8,117
Total					$(105,259)

[1]	Pays fixed interest rate and receives floating rate.
[2]	Pays floating interest rate and receives fixed rate.
•	Total return swaps outstanding as of March 31, 2012 were as follows:
Reference Entity	Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the
Consumer Price Index for All			Bank of America
Urban Consumers	Pays	2.18%[3]	NA	10/06/21	$ 425	$(17,374)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential
mortgage-backed securities
pool	Receives	1-month LIBOR	Goldman Sachs	1/12/40	$ 256	(351)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential
mortgage-backed securities
pool	Pays	1-month LIBOR	Citibank NA	1/12/41	$ 310	(6,889)
Total						$(24,614)

[3]	Net payment made at termination.
BLACKROCK SERIES FUND, INC	MARCH 31, 2012	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Asset-Backed Securities	—	$5,142,773	$352,184	$5,494,957
Corporate Bonds	—	26,127,396	—	26,127,396
Foreign Agency Obligations		2,180,331	—	2,180,331
Non-Agency
Mortgage- Backed Securities	—	8,416,016	320,530	8,736,546
Preferred Securities	$91,803	771,599	—	863,402
Taxable Municipal Bonds	—	237,082	—	237,082
US Government Sponsored
Agency Securities	—	41,188,026	—	41,188,026
US Treasury Obligations	—	25,040,322	—	25,040,322
Liabilities:
TBA Sale Commitments	—	(14,904,609)	—	(14,904,609)
Total	$91,803	$94,198,936	$672,714	$94,963,453

[1]	See above Schedule of Investments for values in each security type.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts		$115,813	$4,209	$120,022
Interest rate contracts	$312,964	95,591	—	408,555
Liabilities:
Credit contracts	—	(20,203)	—	(20,203)
Foreign currency exchange contracts	—	(44,077)	—	(44,077)
Interest rate contracts	(69,547)	(359,861)	—	(429,408)
Other contracts		(17,374)		(17,374)
Total	$243,417	$(230,111)	$4,209	$17,515

[2]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contacts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
BLACKROCK SERIES FUND, INC	MARCH 31, 2012	14

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Certain of the Portfolio’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,763,747	—	—	$1,763,747
Foreign
Currency	98,495	—	—	98,495
Liabilities:
Reverse repurchase agreements		(7,812,478)		(7,812,478)
Total	$1,862,242	(7,812,478)	—	$(5,950,236)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Portfolio's investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$ 934,144	$ 101,333	$ 1,035,477
Transfers into Level 3[1]	—	—	—
Transfers out of Level 3[1]	(578,170)	(101,333)	(679,503)
Accrued discounts/premium	—	145	145
Net realized gain (loss)	—	106	106
Net change in unrealized appreciation/depreciation[2]	4,942	2,729	7,671
Purchases	—	318,961	318,961
Sales	(8,732)	(1,411)	(10,143)
Closing Balance, as of March 31, 2012	$ 352,184	$ 320,530	$ 672,714

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.
[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $7,671.
BLACKROCK SERIES FUND, INC	MARCH 31, 2012	15

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contract
Assets:
Opening balance, as of December 31, 2011	$(12,899)
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/ premium	3,430
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	17,108
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	(3,430)

Closing balance, as of March 31, 2012	$4,209

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2012 was $17,108.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	16

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Capital Markets — 0.2%
Credit Suisse AG, 2.60%, 5/27/16(a)	$200	$203,901
Commercial Banks — 1.9%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15(a)	1,000	1,006,093
DnB NOR Boligkreditt, 2.90%, 3/29/17(a)	805	831,679
UBS AG, 2.25%, 3/30/17(a)	210	209,488
		2,047,260
Electric Utilities — 1.3%
Hydro-Quebec:
9.40%, 2/01/21	125	183,221
8.40%, 1/15/22	225	317,506
8.05%, 7/07/24	590	849,197
		1,349,924
Thrifts& Mortgage Finance — 0.5%
Cie de Financement Foncier, 2.50%, 9/16/15(a)	400	403,053
Northern Rock Plc, 5.63%, 6/22/17(a)	100	107,085
105,052,084		510,138
Total Corporate Bonds – 3.9%		4,111,223

Foreign Agency Obligations
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13	220	222,596
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	45	47,025
Series E, 5.25%, 7/02/12	160	161,888
Qatar Government International Bond, 4.00%, 1/20/15(a)	260	273,650
Total Foreign Agency Obligations – 0.7%		705,159

US Government Sponsored Agency Securities
Agency Obligations — 2.5%
Fannie Mae:
1.63%, 10/26/15	2,265	2,333,084
4.54%, 10/09/19(b)	360	278,395
		2,611,479
Collateralized Mortgage Obligations — 7.3%
Freddie Mac Mortgage-Backed Securities, Series K013, Class A2, 3.97%, 1/25/21(c)	2,060	2,243,567
Ginnie Mae Mortgage-Backed Securities, Class Z(c):
Series 2004-43, 4.50%, 6/16/44	2,479	2,496,180
Series 2004-45, 5.71%, 6/16/45	2,722	2,945,853
		7,685,600
Federal Deposit Insurance Corporation Guaranteed — 0.9%
General Electric Capital Corp.:
2.00%, 9/28/12	700	706,225
2.13%, 12/21/12	195	197,668
		903,893
Interest Only Collateralized Mortgage Obligations — 0.7%
Ginnie Mae Mortgage-Backed Securities (c):
Series 2002-83, Class IO, 0.38%, 10/16/42	11,128	47,527
Series 2003-109, Class IO, 0.32%, 11/16/43	8,003	40,568
Series 2003-17, Class IO, 0.53%, 3/16/43	13,227	129,065
Series 2004-77, Class IO, 0.39%, 9/16/44	38,127	486,877
Series 2004-9, Class IO, 0.46%, 3/16/34	5,836	82,941
		786,978
Mortgage-Backed Securities — 86.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/42	1,200	1,241,125
3.09%, 3/01/41(c)	161	167,954
3.15%, 3/01/41(c)	227	235,976
3.31%, 12/01/40(c)	244	256,774
3.50%, 11/01/26 - 4/01/45(d)	12,348	12,728,736
4.00%, 2/01/25 – 4/01/42(d)	12,249	12,909,497
4.50%, 1/01/41 – 4/01/42(d)	12,479	13,301,558
5.00%, 9/01/33 – 4/01/42	12,433	13,436,985
5.50%, 11/01/21 - 4/01/42(d)	6,937	7,577,220
6.00%, 4/01/35 - 4/01/42(d)	8,957	9,875,015
6.50%, 7/01/37 - 10/01/39	2,549	2,863,645
Freddie Mac Mortgage-Backed Securities:
3.05%, 2/01/41(c)	249	260,038
4.00%, 4/01/42	6,200	6,475,813
4.50%, 4/01/42	2,400	2,541,375
5.00%, 4/01/42	2,200	2,364,914
5.50%, 4/01/42(d)	900	976,500
8.00%, 3/01/30 - 6/01/31	26	28,247
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/15/42(c)	2,000	2,146,250
5.50%,4/15/42	100	111,750

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
US Government Sponsored Agency Securities
Ginnie Mae Mortgage-Backed Securities (concluded):
6.00%, 4/15/42(d)	$1,000	$1,128,438
		90,627,810
Total US Government Sponsored Agency Securities – 97.7%		102,615,760

US Treasury Obligations
US Treasury Bonds:
8.13%, 8/15/21(e)	1,705	2,595,331
6.25%, 8/15/23	1,370	1,897,450
2.13%, 2/15/41	191	252,502
4.38%, 5/15/41	270	324,591
3.13%, 11/15/41	4,120	3,951,982
3.13%, 2/15/42	435	416,988
US Treasury Notes:
0.63%, 1/31/13(f)	240	240,834
0.13%, 9/30/13	3,375	3,366,431
0.25%, 1/31/14	685	684,010
0.50%, 8/15/14	440	440,791
0.25%, 2/15/15	2,315	2,298,360
0.38%, 3/15/15	370	368,584
0.88%, 2/28/17	2,770	2,750,524
1.00%, 3/31/17	2,200	2,195,360
2.25%, 7/31/18	815	855,368
2.63%, 8/15/20	360	379,547
2.00%, 2/15/22	9,130	8,954,531
Total US Treasury Obligations – 30.4%		31,973,184
Total Long-Term Investments
(Cost – $138,408,598) – 132.7%		139,405,326

Short-Term Securities
	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (g)(h)	30,326,380	30,326,380
Total Short-Term Securities
(Cost – $30,326,380) – 28.9%		30,326,380

	Notional Amount (000)
Options Purchased
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA	$1,000	$1,359
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 06/14/12, Broker Deutsche Bank AG	400	19,081
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG	1,700	15,439
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG,	4,900	44,501
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG	600	25,815
		104,836
Total Options Purchased
(Cost – $147,911) – 0.1%		106,195
Total Investments Before TBA Sale Commitments and Options Written
(Cost – $168,882,889*) – 161.7%		169,837,901

	Par (000)
TBA Sale Commitments(d)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/27	400	(414,062)
3.50%, 4/01/27 – 4/01/42	6,100	(6,281,437)
4.00% ,4/01/42 – 5/01/42	7,300	(7,651,188)
4.50%, 4/01/42 – 5/01/42	4,600	(4,891,125)
5.00%, 4/01/42 – 5/01/42	9,300	(10,043,219)
5.50%, 4/01/42 – 5/01/42	6,100	(6,644,078)
6.00%, 4/01/42 – 5/01/42	2,800	(3,084,031)
Freddie Mac Mortgage-Backed Securities, 4.00%, 4/01/42	3,200	(3,345,500)
Total TBA Sale Commitments
(Proceeds – $42,337,859) – (40.3)%		(42,354,640)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Options Written
	Contracts	Value
Exchange-Traded Put Options — (0.0)%
10-Year US Treasury Note, Strike Price USD 128.00, Expires 4/20/12	11	$(2,922)
	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — (0.1)%
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA	$700	(11,319)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	1,400	(109,229)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	300	(20,283)
		(140,831)
Over-the-Counter Interest Rate Put Swaptions — (0.2)%
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Citibank NA	4,900	(11,454)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.	1,800	(4,208)
Receive a fixed rate of 1.63% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Deutsche Bank AG	2,500	(8,481)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA	1,100	(5,043)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG	5,200	(17,559)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA	1,700	(31,736)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA	700	(19,058)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	1,400	(11,601)

Over-the-Counter Interest Rate Put Swaptions(concluded)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG	1,200	(23,759)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	300	(20,468)
		(153,367)
Total Options Written
(Premiums Received – $299,580) – (0.3)%		(297,120)
Total Investments, Net of TBA Sale Commitments and Options Written– 121.1%		127,186,141
Liabilities in Excess of Other Assets – (21.1)%		(22,134,057)
Net Assets – 100.0%		$105,052,084

* As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$168,886,936
Gross unrealized appreciation	$2,051,263
Gross unrealized depreciation	(1,100,298)
Net unrealized appreciation	$950,965

(a)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$580,730	$9,637
Barclays Capitlal Inc.	$1,553,375	$4,485
BNP Paribas	$6,005,855	$(26,988)
Citigroup Global Markets Inc.	$3,460,906	$(10,601)
Credit Suisse Securities (USA) LLC	$6,444,672	$21,785
Deutsche Bank Securities Inc.	$(10,286,125)	$(10,258)
Goldman Sachs& Co.	$4,530,500	$(11,234)
JPMorgan Securities, Inc.	$1,812,312	$3,922
Morgan Stanley & Co., Inc.	$(1,708,937)	$(10,613)
Nomura Securities International Inc.	$410,750	$1,375
RBS Greenwich Capital	$949,938	$(1,734)
UBS Securities	$1,400,000	$5,996
Wells Fargo Bank NA	$(818,234)	$5,355

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	11,858,082	18,468,298	30,326,380	$8,185

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

• Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$2,737,075	$6,550
4	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$551,000	(1,007)
7	Ultra Long US Treasury Bond	Chicago Board of Trade	June 2012	$1,056,781	(55,635)
9	2-Year US Treasury Note	Chicago Board of Trade	June 2012	$1,981,266	(155)
15	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$3,731,625	41,284
16	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$3,979,200	6,556
9	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$2,237,625	36,075
13	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$3,230,337	4,763
16	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$3,972,800	79,720
14	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$3,472,700	78,380
1	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$247,800	4,922
Total					$201,453

• Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$3,063,477	$(389)
115	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$14,890,703	39,388
Total					$38,999

• Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,100	$11,379
2.36%[1]	3-month LIBOR	Citibank NA	12/20/15	$1,300	67,511
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$1,600	(9,530)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$3,600	(21,442)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	$300	6,900
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	$300	11,815
3.18%[2]	3-month LIBOR	Deutsche Bank AG	12/07/20	$5,600	(488,836)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	$2,060	(191,571)
2.46%[2]	3-month LIBOR	Goldman Sachs & Co.	3/22/22	$1,100	(17,105)
2.27%[1]	3-month LIBOR	Deutsche Bank AG	3/30/22	$300	(638)
2.30%[1]	3-month LIBOR	Morgan Stanley & Co., Inc.	4/03/22	$300	—
2.70%[2]	3-month LIBOR	Deutsche Bank AG	1/11/42	$300	21,260
2.85%[2]	3-month LIBOR	Bank of America NA	2/09/42	$100	4,059
Total					$(606,198)

[1]	Pays floating interest rate and receives fixed rate.
[2]	Pays fixed interest rate and receives floating rate.

• Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of
the Consumer Price
Index for All Urban			Bank of America
Consumers	Pays	2.18%[3]	NA	10/06/21	$ 550	$ (22,484)

[3]	Net payment made at termination.
BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$139,405,326	—	$139,405,326
Short-Term
Securities	$30,326,380	—	—	30,326,380
Liabilities:
Investments:
TBA Sale
Commitments	—	(42,354,640)	—	(42,354,640)
Total	$30,326,380	$97,050,686	—	$127,377,066

1 See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate
Contracts	$297,638	$229,119	—	$526,757
Liabilities:
Interest Rate
Contracts	(60,108)	(1,023,320)	—	(1,083,428)
Other Contracts	—	(22,484)	—	(22,484)
Total	$237,530	$(816,685)	—	$(579,155)

2 Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash pledged for financial futures contracts in the amount of $85,000 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly a uthorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2012